UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2009

Item 1. Reports to Stockholders

Fidelity®

Global Balanced

Fund

Annual Report

October 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2009	Past 1 year	Past 5 years	Past 10 years
Global Balanced	19.86%	6.77%	5.35%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Global Balanced, a class of the fund, on October 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the MSCI® World Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: In the early months of the 12-month period ending October 31, 2009, international equity markets were engulfed by the global effects of the U.S. financial crisis. By the first quarter of 2009, however, the efforts of governments around the world to stimulate economic growth and normalize the credit markets began to gain traction and investors' appetite for risk returned, causing stocks to rally. Emerging markets performed the best among the global economies, as the MSCI® Emerging Markets (EM) Index soared 64.63%. Among developed equity markets, foreign stocks strongly outperformed their U.S. counterparts for the year overall, fueled largely by a depreciating U.S. dollar. The MSCI EAFE® Index (Europe, Australasia, Far East) gained 27.88%, outpacing the 9.80% return of the Standard & Poor's 500SM Index, a broad measure of U.S. stocks. Among countries with meaningful weightings in the EAFE index, Sweden, Australia, Hong Kong and Singapore were standouts, each returning more than 50%. However, Japan lagged other markets with its 14% return, while another big index component, the U.K., gained 23%. In the fixed-income sector, the Citigroup® World Government Bond Index rose 16.26%.

Comments from Ruben Calderon and Geoff Stein, who joined Calderon as Lead Co-Manager of Fidelity® Global Balanced Fund on June 1, 2009: The fund's Retail Class shares gained 19.86% for the year, outpacing the 18.46% return for the Fidelity Global Balanced Composite Index. We maintained a modest underweighting in equities, a slight overweighting in investment-grade bonds and an out-of-index stake in cash/cash equivalents. Although we added to our position in equities and pared back our stake in bonds in the latter half of the period, our overall defensive stance - especially during the first half - considerably boosted our relative performance. While security selection within the underlying equity subportfolios detracted from the fund's relative return, very strong results from our investment-grade bond holdings and favorable asset allocation in some of our equity sleeves more than made up for those negatives. Excellent security selection in the second half of the period - including out-of-index exposure to strong-performing corporate bonds - helped fuel the developed-country debt sleeve. Within equities, absolute returns for each sleeve were decidedly positive, led by the Asia Ex-Japan subportfolio and an out-of-index allocation to Fidelity Emerging Markets Equity Central Fund, which we initiated and increased during the period. On a relative basis, while the Canadian, Japanese and U.S. equity "subs" trailed their respective benchmarks, the remaining subportfolios performed either roughly in line with or slightly below their respective indexes.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 1,208.50	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class T	1.72%
Actual		$ 1,000.00	$ 1,207.40	$ 9.57
HypotheticalA		$ 1,000.00	$ 1,016.53	$ 8.74
Class B	2.25%
Actual		$ 1,000.00	$ 1,203.20	$ 12.49
HypotheticalA		$ 1,000.00	$ 1,013.86	$ 11.42
Class C	2.23%
Actual		$ 1,000.00	$ 1,203.80	$ 12.39
HypotheticalA		$ 1,000.00	$ 1,013.96	$ 11.32
Global Balanced	1.21%
Actual		$ 1,000.00	$ 1,209.60	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,019.11	$ 6.16
Institutional Class	1.10%
Actual		$ 1,000.00	$ 1,210.90	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,019.66	$ 5.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of October 31, 2009
United States of America 33.9%
Japan 17.0%
United Kingdom 8.9%
Germany 5.9%
Australia 4.3%
France 4.2%
Canada 3.5%
Netherlands 2.5%
Switzerland 1.9%
Other 17.9%

As of April 30, 2009
United States of America 37.5%
Japan 19.5%
United Kingdom 6.9%
France 6.7%
Germany 5.8%
Canada 3.1%
Australia 2.6%
Switzerland 2.0%
Netherlands 1.7%
Other 14.2%

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	60.7	53.9
Bonds	34.0	41.9
Convertible Securities	0.3	0.8
Other Investments	0.3	0.1
Short-Term Investments and Net Other Assets	4.7	3.3
Top Five Stocks as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp. (United States of America)	1.2	1.1
Google, Inc. Class A (United States of America)	1.1	1.2
Apple, Inc. (United States of America)	1.0	0.9
Occidental Petroleum Corp. (United States of America)	1.0	0.0
JPMorgan Chase & Co. (United States of America)	0.9	1.1
	5.2
Top Five Bond Issuers as of October 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	7.9	11.6
German Federal Republic	3.7	3.6
Greek Government	1.4	1.5
U.S. Treasury Obligations	1.1	4.8
BA Covered Bond Issuer	0.6	0.6
	14.7
Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.7	17.9
Information Technology	9.2	10.0
Consumer Discretionary	7.9	7.3
Industrials	7.7	5.8
Energy	7.3	5.9
Materials	6.3	6.0
Health Care	4.9	4.5
Consumer Staples	4.4	4.6
Telecommunication Services	2.9	3.7
Utilities	1.1	1.8

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Common Stocks - 56.7%
	Shares	Value
Australia - 3.3%
AMP Ltd.	216,522	$ 1,140,498
ASX Ltd.	8,790	264,901
BHP Billiton Ltd.	58,234	1,909,250
Billabong International Ltd.	24,022	222,194
BlueScope Steel Ltd.	86,112	228,135
Coca-Cola Amatil Ltd.	42,569	404,583
Commonwealth Bank of Australia	33,415	1,543,646
Computershare Ltd.	97,925	950,385
Harvey Norman Holdings Ltd.	231,283	819,101
Macquarie Group Ltd.	19,331	846,336
National Australia Bank Ltd.	52,799	1,394,576
Newcrest Mining Ltd.	26,110	750,276
Paladin Energy Ltd. (a)	61,304	221,718
QBE Insurance Group Ltd.	48,410	974,597
Rio Tinto Ltd.	8,061	446,680
Wesfarmers Ltd.	33,590	837,904
Woolworths Ltd.	30,117	770,617
WorleyParsons Ltd.	19,427	448,044
TOTAL AUSTRALIA		14,173,441
Bailiwick of Jersey - 0.2%
Experian PLC	61,400	563,508
Shire PLC	9,557	169,078
TOTAL BAILIWICK OF JERSEY		732,586
Belgium - 0.5%
Anheuser-Busch InBev SA NV	18,846	887,589
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	68
Fortis (a)	85,300	370,545
Gimv NV	1,900	107,336
Umicore SA	23,794	726,542
TOTAL BELGIUM		2,092,080
Bermuda - 0.3%
Marvell Technology Group Ltd. (a)	18,000	246,960
Seadrill Ltd. (a)	16,800	350,899
Signet Jewelers Ltd. (United Kingdom)	20,000	507,316
Xyratex Ltd. (a)	13,000	135,850
TOTAL BERMUDA		1,241,025
Brazil - 0.2%
Banco Santander (Brasil) SA ADR (a)	26,400	313,104
Common Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	4,600	$ 184,552
sponsored ADR	8,000	369,760
TOTAL BRAZIL		867,416
Canada - 2.7%
Agnico-Eagle Mines Ltd. (Canada)	1,500	79,789
Agrium, Inc.	1,500	69,733
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	8,400	147,311
ARC Energy Trust unit	1,000	18,017
Astral Media, Inc. Class A (non-vtg.)	2,000	59,177
Bank of Montreal	3,300	152,559
Bank of Nova Scotia	6,500	271,621
Barrick Gold Corp.	7,900	284,235
BCE, Inc.	9,300	222,355
Bombardier, Inc. Class B (sub. vtg.)	27,200	110,272
Brookfield Asset Management, Inc. Class A	6,000	126,555
Brookfield Properties Corp.	2,200	22,856
Cameco Corp.	3,000	83,557
Canadian National Railway Co.	5,600	270,471
Canadian Natural Resources Ltd.	6,600	427,993
Canadian Oil Sands Trust	3,500	94,316
Canadian Pacific Railway Ltd.	2,200	95,286
Canadian Tire Ltd. Class A (non-vtg.)	1,100	55,556
Canadian Utilities Ltd. Class A (non-vtg.)	1,500	53,373
CGI Group, Inc. Class A (sub. vtg.) (a)	15,400	188,011
CI Financial Corp.	1,500	26,444
Compton Petroleum Corp. (a)	49,500	50,284
Corus Entertainment, Inc. Class B (non-vtg.)	400	6,572
Crescent Point Energy Corp.	3,300	112,148
Eldorado Gold Corp. (a)	3,800	42,322
Emera, Inc.	2,300	46,792
Enbridge, Inc.	4,000	155,479
EnCana Corp.	6,700	371,243
Fairborne Energy Trust (a)	13,300	54,657
Fairfax Financial Holdings Ltd. (sub. vtg.)	200	71,491
Finning International, Inc.	1,600	23,582
First Quantum Minerals Ltd.	1,200	82,028
George Weston Ltd.	700	35,658
Gildan Activewear, Inc. (a)	3,800	66,886
Goldcorp, Inc.	10,000	367,364
HudBay Minerals, Inc. (a)	2,800	36,227
Common Stocks - continued
	Shares	Value
Canada - continued
Husky Energy, Inc.	3,000	$ 78,958
IAMGOLD Corp.	3,500	46,382
IESI-BFC Ltd.	3,800	48,779
IGM Financial, Inc.	2,300	81,881
Imperial Oil Ltd.	3,400	127,792
Inmet Mining Corp.	900	47,658
Intact Financial Corp.	1,100	33,421
Iteration Energy Ltd. (a)	51,500	54,218
Keyera Facilities Income Fund	12,400	227,193
Kinross Gold Corp.	8,400	155,922
Magna International, Inc. Class A (sub. vtg.)	300	11,833
Manulife Financial Corp.	11,000	206,215
Methanex Corp.	2,200	37,911
National Bank of Canada	3,200	166,642
Nexen, Inc.	3,900	83,845
Niko Resources Ltd.	1,700	137,526
Open Text Corp. (a)	4,200	156,698
Osisko Mining Corp. (a)	6,000	40,449
PetroBakken Energy Ltd. Class A	13,017	375,297
Petrobank Energy & Resources Ltd. (a)	6,800	297,282
Potash Corp. of Saskatchewan, Inc.	2,800	260,930
Power Corp. of Canada (sub. vtg.)	4,700	110,680
Power Financial Corp.	1,500	37,720
Progress Energy Resources Corp.	3,800	48,568
Reitmans (Canada) Ltd. Class A (non-vtg.)	6,400	96,575
Research In Motion Ltd. (a)	2,500	146,825
RioCan (REIT)	4,100	69,441
Ritchie Brothers Auctioneers, Inc.	1,900	41,648
Rogers Communications, Inc. Class B (non-vtg.)	3,600	105,555
RONA, Inc. (a)	2,200	30,089
Royal Bank of Canada	17,900	905,869
Shaw Communications, Inc. Class B	3,900	69,331
Shoppers Drug Mart Corp.	1,300	51,611
Silver Wheaton Corp. (a)	3,700	46,470
SNC-Lavalin Group, Inc.	1,400	56,564
Sun Life Financial, Inc.	5,500	152,020
Suncor Energy, Inc.	16,072	533,136
SXC Health Solutions Corp. (a)	1,800	82,599
Talisman Energy, Inc.	13,200	225,028
Teck Resources Ltd. Class B (sub. vtg.) (a)	9,900	287,167
TELUS Corp.	1,300	40,806
Thomson Reuters Corp.	4,700	149,397
Common Stocks - continued
	Shares	Value
Canada - continued
Tim Hortons, Inc.	4,500	$ 128,115
Toronto-Dominion Bank	11,100	632,265
TransCanada Corp.	6,300	192,924
Yamana Gold, Inc.	6,000	63,610
TOTAL CANADA		11,363,065
Cayman Islands - 0.0%
Wynn Macau Ltd.	9,200	11,539
Chile - 0.0%
Embotelladora Andina SA sponsored ADR	5,000	91,250
China - 0.9%
Baidu.com, Inc. sponsored ADR (a)	4,600	1,738,432
BYD Co. Ltd. (H Shares) (a)	51,000	466,932
Tencent Holdings Ltd.	87,700	1,527,123
TOTAL CHINA		3,732,487
Denmark - 0.3%
Carlsberg AS Series B	4,500	317,628
Danske Bank AS (a)	8,869	205,601
Novo Nordisk AS Series B	13,029	811,447
TOTAL DENMARK		1,334,676
Finland - 0.1%
Metso Corp.	13,900	389,659
Nokian Tyres PLC	9,768	208,999
TOTAL FINLAND		598,658
France - 2.9%
Accor SA	4,463	214,594
Air France KLM (Reg.) (a)	5,300	81,580
Atos Origin SA (a)	4,585	215,501
AXA SA	28,274	703,132
Bouygues SA	10,695	505,984
Cap Gemini SA	5,300	246,533
Danone	14,925	899,490
Electricite de France	7,100	397,024
Essilor International SA	7,757	435,475
Groupe Eurotunnel SA	11,600	114,966
Iliad Group SA	3,741	405,724
L'Oreal SA	6,900	707,408
Michelin CGDE Series B	3,483	259,089
PPR SA	4,700	514,295
Common Stocks - continued
	Shares	Value
France - continued
Remy Cointreau SA	8,500	$ 411,769
Sanofi-Aventis	23,873	1,749,824
Schneider Electric SA	8,521	890,400
Societe Generale Series A	11,309	755,203
Television Francaise 1 SA	11,200	176,433
Total SA sponsored ADR	30,500	1,832,135
Unibail-Rodamco	2,276	505,569
Vallourec SA	1,180	187,013
TOTAL FRANCE		12,209,141
Germany - 1.4%
Aixtron AG	6,300	188,845
BASF AG	12,942	695,135
Bayerische Motoren Werke AG (BMW)	13,688	670,647
Daimler AG (Reg.)	5,085	245,250
Deutsche Boerse AG	7,798	632,510
Deutsche Post AG	27,660	467,882
Deutsche Postbank AG (a)	7,000	217,245
E.ON AG	13,039	500,603
HeidelbergCement AG	3,830	229,556
Linde AG	3,763	395,318
MAN SE	2,500	205,943
Metro AG	2,500	138,914
SAP AG	14,808	670,358
Siemens AG (Reg.)	8,719	784,884
TOTAL GERMANY		6,043,090
Greece - 0.3%
Alpha Bank AE (a)	20,400	398,961
Hellenic Telecommunications Organization SA	10,769	182,242
National Bank of Greece SA (a)	12,800	476,358
TOTAL GREECE		1,057,561
Hong Kong - 1.0%
BOC Hong Kong Holdings Ltd.	180,500	415,501
China Unicom (Hong Kong) Ltd. sponsored ADR	9,700	122,705
Esprit Holdings Ltd.	140,800	937,322
Hong Kong Exchange & Clearing Ltd.	26,800	471,762
Li & Fung Ltd.	164,000	682,087
Sun Hung Kai Properties Ltd.	40,000	606,036
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Swire Pacific Ltd. (A Shares)	68,000	$ 828,702
Techtronic Industries Co. Ltd.	258,000	207,256
TOTAL HONG KONG		4,271,371
India - 0.0%
Tata Steel Ltd.	11,540	114,152
Ireland - 0.8%
Covidien PLC	12,000	505,440
CRH PLC	19,452	475,454
Ingersoll-Rand Co. Ltd.	68,600	2,167,074
Ryanair Holdings PLC sponsored ADR (a)	3,900	106,353
TOTAL IRELAND		3,254,321
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,000	858,160
Italy - 0.4%
ENI SpA sponsored ADR	7,300	361,934
Fiat SpA (a)	44,100	659,337
Intesa Sanpaolo SpA	133,383	564,304
UniCredit SpA	72,566	244,537
TOTAL ITALY		1,830,112
Japan - 6.5%
Aisin Seiki Co. Ltd.	16,700	424,631
Ajinomoto Co., Inc.	47,000	441,149
Alps Electric Co. Ltd.	45,400	283,386
Aoyama Trading Co. Ltd.	11,900	190,713
Bridgestone Corp.	25,300	417,238
Canon, Inc.	23,100	870,984
Chuo Mitsui Trust Holdings, Inc.	81,000	299,747
Citizen Holdings Co. Ltd.	29,300	164,875
CyberAgent, Inc.	155	201,612
Daicel Chemical Industries Ltd.	91,000	549,554
Dainippon Screen Manufacturing Co. Ltd. (a)(d)	90,000	382,548
Daiwa House Industry Co. Ltd.	85,000	908,153
Denso Corp.	7,500	204,936
eAccess Ltd.	46	32,265
East Japan Railway Co.	8,000	512,339
Fuji Machine Manufacturing Co. Ltd.	6,500	85,782
Fujitsu Ltd.	21,000	123,672
Hitachi Transport System Ltd.	9,000	118,058
Honda Motor Co. Ltd.	13,300	410,816
Common Stocks - continued
	Shares	Value
Japan - continued
Inpex Corp.	11	$ 89,834
JSR Corp.	30,000	585,134
JTEKT Corp.	38,000	401,449
Kansai Paint Co. Ltd.	10,000	84,622
Kanto Denka Kogyo Co. Ltd.	31,000	252,486
Kappa Create Co. Ltd.	8,000	180,695
Kobayashi Pharmaceutical Co. Ltd.	7,500	322,804
Kuraray Co. Ltd.	70,000	722,678
Matsumotokiyoshi Holdings Co. Ltd.	6,000	137,746
Mitsubishi Corp.	11,300	239,577
Mitsubishi Tanabe Pharma Corp.	36,000	459,629
Mitsubishi UFJ Financial Group, Inc.	153,400	817,116
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,150	153,405
Mitsui & Co. Ltd.	32,700	429,471
Mitsui O.S.K. Lines Ltd.	45,000	261,307
Mitsui Sumitomo Insurance Group Holdings, Inc.	30,200	703,036
NHK Spring Co. Ltd.	14,000	109,318
Nichicon Corp.	4,500	44,987
Nippon Building Fund, Inc.	41	336,096
Nippon Electric Glass Co. Ltd.	73,000	786,097
Nippon Sheet Glass Co. Ltd.	124,000	365,402
Nippon Steel Corp.	77,000	293,773
Nippon Telegraph & Telephone Corp.	600	24,759
Nippon Television Network Corp.	5,050	658,185
Nissan Motor Co. Ltd.	95,300	689,643
Nitori Co. Ltd.	2,900	235,857
Nomura Holdings, Inc.	46,500	327,761
Nomura Real Estate Office Fund, Inc.	26	160,656
NPC, Inc.	2,600	66,439
NSK Ltd.	63,000	366,035
NTT DoCoMo, Inc.	740	1,073,255
Okinawa Cellular Telephone Co.	56	103,726
ORIX Corp.	5,620	363,043
Osaka Securities Exchange Co. Ltd.	52	249,554
Park24 Co. Ltd.	21,600	240,945
Rakuten, Inc.	417	285,599
Ricoh Co. Ltd.	5,000	67,955
ROHM Co. Ltd.	3,800	252,018
Sankyo Co. Ltd. (Gunma)	5,800	331,314
Sega Sammy Holdings, Inc.	17,900	254,166
Shin-Etsu Chemical Co., Ltd.	9,900	525,039
Shinko Electric Industries Co.Ltd.	13,300	198,099
Common Stocks - continued
	Shares	Value
Japan - continued
Shionogi & Co. Ltd.	9,200	$ 198,469
SKY Perfect JSAT Holdings, Inc.	697	318,727
SMC Corp.	3,600	411,159
Softbank Corp.	12,000	282,782
Sony Corp.	11,600	342,553
Stanley Electric Co. Ltd.	25,400	497,373
Sumco Corp.	5,100	97,331
Sumitomo Corp.	41,700	404,834
Sumitomo Electric Industries Ltd.	49,200	597,064
Sumitomo Mitsui Financial Group, Inc.	21,200	720,631
Taiyo Yuden Co. Ltd.	11,000	123,771
TDK Corp.	8,500	488,742
THK Co. Ltd.	16,100	278,220
Toda Corp.	41,000	136,682
Tokai Carbon Co. Ltd.	26,000	125,504
Tokuyama Corp.	24,000	150,815
Tokyo Ohka Kogyo Co. Ltd.	3,800	73,217
Toshiba Corp.	116,000	663,017
Toyota Motor Corp.	17,400	686,937
West Japan Railway Co.	73	258,709
TOTAL JAPAN		27,729,705
Luxembourg - 0.0%
ArcelorMittal SA (Netherlands)	4,520	152,849
Netherlands - 1.1%
Akzo Nobel NV	8,587	508,986
ASML Holding NV:
(Netherlands)	15,000	404,484
(NY Shares)	12,000	323,280
Heineken NV (Bearer)	9,700	429,863
James Hardie Industries NV unit (a)	83,740	530,563
Koninklijke KPN NV	39,108	710,735
Koninklijke Philips Electronics NV	20,900	524,990
QIAGEN NV (a)	28,000	583,240
TNT NV	2,000	53,211
Unilever NV (Certificaten Van Aandelen) unit	24,200	748,020
TOTAL NETHERLANDS		4,817,372
Netherlands Antilles - 0.2%
Schlumberger Ltd.	13,000	808,600
Norway - 0.2%
DnB NOR ASA (a)	39,000	449,180
Common Stocks - continued
	Shares	Value
Norway - continued
Pronova BioPharma ASA (a)	16,900	$ 52,535
Telenor ASA (a)	32,400	419,563
TOTAL NORWAY		921,278
Papua New Guinea - 0.2%
Lihir Gold Ltd.	72,428	198,037
Oil Search Ltd.	100,938	523,327
TOTAL PAPUA NEW GUINEA		721,364
Singapore - 0.6%
Avago Technologies Ltd.	4,000	60,000
CapitaLand Ltd.	224,500	650,862
Keppel Corp. Ltd.	46,000	264,300
Olam International Ltd.	182,000	349,279
Raffles Education Corp. Ltd.	530,629	186,252
Singapore Exchange Ltd.	38,000	215,285
United Overseas Bank Ltd.	73,000	874,822
TOTAL SINGAPORE		2,600,800
South Africa - 0.1%
Impala Platinum Holdings Ltd.	11,000	245,414
Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA	22,875	408,863
Banco Santander SA	66,641	1,072,332
Grupo Ferrovial SA	4,100	170,503
Inditex SA	9,813	577,613
Telefonica SA sponsored ADR	22,200	1,863,246
TOTAL SPAIN		4,092,557
Sweden - 0.5%
H&M Hennes & Mauritz AB (B Shares)	11,013	625,517
Modern Times Group MTG AB (B Shares)	8,200	355,598
Sandvik AB	28,200	311,487
Skandinaviska Enskilda Banken AB (A Shares) (a)	49,700	301,025
Swedbank AB (A Shares)	28,946	249,341
Telefonaktiebolaget LM Ericsson (B Shares)	14,000	146,260
TOTAL SWEDEN		1,989,228
Switzerland - 1.8%
Actelion Ltd. (Reg.) (a)	6,821	376,581
Credit Suisse Group (Reg.)	17,847	953,864
Nestle SA (Reg.)	41,255	1,922,633
Nobel Biocare Holding AG (Switzerland)	8,965	255,119
Common Stocks - continued
	Shares	Value
Switzerland - continued
Noble Corp.	8,000	$ 325,920
Roche Holding AG (participation certificate)	9,735	1,562,571
Schindler Holding AG (participation certificate)	3,753	257,125
Sonova Holding AG	3,680	379,441
Swiss Reinsurance Co. (Reg.)	9,421	385,801
Transocean Ltd. (a)	1,800	151,038
UBS AG:
(For. Reg.) (a)	51,275	854,831
(NY Shares) (a)	2,545	42,222
TOTAL SWITZERLAND		7,467,146
Turkey - 0.0%
Turkiye Is Bankasi AS Series C	47,000	179,747
United Kingdom - 5.6%
Anglo American PLC (United Kingdom) (a)	26,955	980,242
Barclays PLC	174,864	916,781
Barclays PLC Sponsored ADR	40,000	836,000
Barratt Developments PLC (a)	40,100	88,945
Bellway PLC	13,700	164,421
BG Group PLC	52,013	900,917
Bovis Homes Group PLC	18,600	125,784
BP PLC	90,400	847,354
BP PLC sponsored ADR	15,500	877,610
British Airways PLC (a)	16,500	49,249
British American Tobacco PLC sponsored ADR	3,000	192,690
British Land Co. PLC	31,392	243,369
British Sky Broadcasting Group PLC	26,100	228,396
BT Group PLC	215,600	462,175
Burberry Group PLC	23,400	207,074
Cairn Energy PLC (a)	7,440	322,720
Carphone Warehouse Group PLC	73,500	222,158
Centrica PLC	154,828	631,170
Debenhams PLC	90,715	116,021
easyJet PLC (a)	17,500	103,462
HSBC Holdings PLC sponsored ADR	67,522	3,740,044
InterContinental Hotel Group PLC	22,229	286,490
ITV PLC	589,900	414,033
Kesa Electricals PLC	140,200	305,910
Man Group PLC	70,529	358,963
Misys PLC	82,800	281,534
Mothercare PLC	24,700	233,582
Reckitt Benckiser Group PLC	15,624	778,523
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Redrow PLC (a)	55,800	$ 129,174
Rio Tinto PLC (Reg.)	20,898	924,206
Royal Dutch Shell PLC Class A (United Kingdom)	74,637	2,214,280
Segro PLC	65,990	382,449
Serco Group PLC	33,846	280,898
Standard Chartered PLC (United Kingdom)	46,734	1,151,302
Taylor Wimpey PLC (a)	337,373	205,053
Tesco PLC	129,455	865,779
The Game Group PLC	51,100	124,334
Tomkins PLC	87,200	240,660
Vodafone Group PLC	302,821	667,589
Vodafone Group PLC sponsored ADR	30,300	672,357
Wm Morrison Supermarkets PLC	74,915	344,387
Wolseley PLC (a)	21,068	428,217
Xstrata PLC	21,988	318,582
TOTAL UNITED KINGDOM		23,864,884
United States of America - 23.4%
3M Co.	6,500	478,205
Agilent Technologies, Inc.	25,600	633,344
Albemarle Corp.	6,000	189,480
Allergan, Inc.	1,900	106,875
Allscripts-Misys Healthcare Solutions, Inc.	3,000	58,500
Amazon.com, Inc. (a)	11,100	1,318,791
American Express Co.	98,000	3,414,320
Anadarko Petroleum Corp.	43,500	2,650,455
Apple, Inc. (a)	22,500	4,241,250
Applied Micro Circuits Corp. (a)	12,000	93,840
Ardea Biosciences, Inc. (a)	5,800	78,300
Arena Resources, Inc. (a)	6,200	231,012
Armstrong World Industries, Inc. (a)	21,000	782,250
Autoliv, Inc.	3,100	104,098
Avon Products, Inc.	6,000	192,300
Ball Corp.	7,000	345,310
BioCryst Pharmaceuticals, Inc. (a)	8,000	71,440
Blue Coat Systems, Inc. (a)	8,000	178,240
BMC Software, Inc. (a)	12,044	447,555
Bruker BioSciences Corp. (a)	38,000	411,920
C.H. Robinson Worldwide, Inc.	9,000	495,990
Cameron International Corp. (a)	3,000	110,910
CareFusion Corp. (a)	22,000	492,140
Caterpillar, Inc.	8,000	440,480
Common Stocks - continued
	Shares	Value
United States of America - continued
Celanese Corp. Class A	102,000	$ 2,799,900
Cerner Corp. (a)	7,000	532,280
Cisco Systems, Inc. (a)	129,200	2,952,220
Citrix Systems, Inc. (a)	56,000	2,058,560
CME Group, Inc.	4,100	1,240,701
Coach, Inc.	4,000	131,880
Comerica, Inc.	52,000	1,443,000
CONSOL Energy, Inc.	1,000	42,810
CSX Corp.	83,000	3,500,940
Cummins, Inc.	24,000	1,033,440
Dendreon Corp. (a)	17,000	429,590
Dow Chemical Co.	22,000	516,560
DSW, Inc. Class A (a)	36,000	691,200
eBay, Inc. (a)	43,000	957,610
ebix.com, Inc. (a)	2,000	123,200
ENSCO International, Inc.	3,000	137,370
Express Scripts, Inc. (a)	41,500	3,316,680
FedEx Corp.	5,000	363,450
Franklin Resources, Inc.	1,700	177,871
Freeport-McMoRan Copper & Gold, Inc.	5,900	432,824
G-III Apparel Group Ltd. (a)	17,000	272,170
Genworth Financial, Inc. Class A	12,000	127,440
Goldman Sachs Group, Inc.	10,000	1,701,700
Google, Inc. Class A (a)	8,300	4,449,796
Harley-Davidson, Inc.	25,000	623,000
Henry Schein, Inc. (a)	1,000	52,830
Hewlett-Packard Co.	51,000	2,420,460
ImmunoGen, Inc. (a)	19,000	127,110
Informatica Corp. (a)	15,000	318,450
Intel Corp.	10,000	191,100
iRobot Corp. (a)	18,000	240,660
J. Crew Group, Inc. (a)	7,000	285,460
Johnson Controls, Inc.	12,027	287,686
JPMorgan Chase & Co.	94,300	3,938,911
Kennametal, Inc.	7,000	164,920
King Pharmaceuticals, Inc. (a)	7,000	70,910
Lam Research Corp. (a)	24,000	809,280
Life Technologies Corp. (a)	47,000	2,216,990
Lubrizol Corp.	17,500	1,164,800
M&T Bank Corp. (d)	5,500	345,675
Mako Surgical Corp. (a)	22,000	199,100
Massey Energy Co.	2,000	58,180
Common Stocks - continued
	Shares	Value
United States of America - continued
McKesson Corp.	14,000	$ 822,220
Medco Health Solutions, Inc. (a)	12,000	673,440
Micromet, Inc. (a)	25,000	127,750
Morgan Stanley	89,300	2,868,316
National Oilwell Varco, Inc. (a)	20,000	819,800
NetApp, Inc. (a)	7,000	189,350
Norfolk Southern Corp.	17,000	792,540
NVIDIA Corp. (a)	4,000	47,840
Occidental Petroleum Corp.	54,000	4,097,520
Oil States International, Inc. (a)	11,000	378,840
Oshkosh Co.	4,100	128,166
Owens-Illinois, Inc. (a)	7,000	223,160
Peabody Energy Corp.	6,000	237,540
Pfizer, Inc.	28,700	488,761
Philip Morris International, Inc.	24,000	1,136,640
PMC-Sierra, Inc. (a)	14,000	119,280
Polaris Industries, Inc.	12,000	504,840
Polo Ralph Lauren Corp. Class A	2,000	148,840
Precision Castparts Corp.	15,000	1,432,950
Pride International, Inc. (a)	26,100	771,516
Range Resources Corp.	6,000	300,300
Raytheon Co. warrants 6/16/11 (a)	112	1,056
Red Hat, Inc. (a)	9,000	232,290
Republic Services, Inc.	2,000	51,820
Rockwell Automation, Inc.	1,000	40,950
Ross Stores, Inc.	27,000	1,188,270
Schweitzer-Mauduit International, Inc.	5,000	258,250
Smith International, Inc.	32,000	887,360
Solera Holdings, Inc.	15,000	483,300
Southwestern Energy Co. (a)	9,000	392,220
Starbucks Corp. (a)	11,000	208,780
Starwood Hotels & Resorts Worldwide, Inc.	12,000	348,720
SVB Financial Group (a)	2,000	82,500
Taleo Corp. Class A (a)	3,000	65,220
Targacept, Inc. (a)	3,000	56,250
Teradyne, Inc. (a)	119,000	996,030
TETRA Technologies, Inc. (a)	17,000	160,820
The Coca-Cola Co.	15,700	836,967
The Walt Disney Co.	37,000	1,012,690
TIBCO Software, Inc. (a)	1,000	8,750
TJX Companies, Inc.	47,000	1,755,450
U.S. Bancorp, Delaware	9,400	218,268
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	91,100	$ 5,023,254
United Therapeutics Corp. (a)	5,600	238,224
Unum Group	2,000	39,900
Verisk Analytics, Inc.	2,700	74,061
VF Corp.	3,000	213,120
Viacom, Inc. Class B (non-vtg.) (a)	51,900	1,431,921
Virgin Media, Inc.	19,900	278,003
Visa, Inc. Class A	9,500	719,720
Walgreen Co.	57,000	2,156,310
WD-40 Co.	2,000	62,980
WebMD Health Corp. Class A (a)	14,220	484,333
Wells Fargo & Co.	5,800	159,616
Wilmington Trust Corp., Delaware	44,000	530,200
WMS Industries, Inc. (a)	35,000	1,399,300
Wyndham Worldwide Corp.	30,953	527,749
TOTAL UNITED STATES OF AMERICA		99,449,980
TOTAL COMMON STOCKS (Cost $221,961,829)		240,917,055
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.1%
ProSiebenSat.1 Media AG	31,500	328,649
Italy - 0.1%
Fondiaria-Sai SpA (Risparmio Shares)	18,200	223,899
Telecom Italia SpA (Risparmio Shares)	168,100	185,649
TOTAL ITALY		409,548
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $734,857)		738,197
Corporate Bonds - 15.8%
		Principal Amount (i)
Convertible Bonds - 0.3%
Bermuda - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12		$ 250,000	464,400
Corporate Bonds - continued
		Principal Amount (i)	Value
Convertible Bonds - continued
United States of America - 0.2%
Hertz Global Holdings, Inc. 5.25% 6/1/14		$ 300,000	$ 409,871
Micron Technology, Inc. 4.25% 10/15/13		140,000	212,625
TOTAL UNITED STATES OF AMERICA			622,496
TOTAL CONVERTIBLE BONDS			1,086,896
Nonconvertible Bonds - 15.5%
Australia - 1.0%
Australia & New Zealand Banking Group Ltd. 0.4806% 4/28/15 (f)		200,000	194,060
Commonwealth Bank of Australia:
0.92% 3/17/15 (f)	EUR	100,000	142,996
5% 10/15/19 (Reg. S)		370,000	371,660
5.5% 8/6/19	EUR	400,000	609,946
Didon Tunisia Pty. Ltd. 3.7997% 3/13/12 (e)(f)		100,000	86,000
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	357,756
QBE Insurance Group Ltd. 6.125% 9/28/15	GBP	200,000	336,783
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	311,045
St. George Bank Ltd. 1.038% 3/11/15 (f)	EUR	350,000	490,887
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	369,988
5% 10/21/19	GBP	300,000	491,269
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	574,982
TOTAL AUSTRALIA			4,337,372
Belgium - 0.1%
Fortis Banque SA 4.625% (Reg. S) (f)	EUR	200,000	229,806
Bermuda - 0.0%
MPF Corp. (Norway) AS 8.275% 9/20/11 (c)(e)(f)		300,000	3,000
Northern Offshore Ltd. 4.7997% 6/14/10 (e)(f)		100,000	92,000
TOTAL BERMUDA			95,000
Canada - 0.5%
Nexen, Inc. 7.5% 7/30/39		300,000	331,312
NOVA Chemicals Corp. 8.625% 11/1/19 (e)		180,000	182,475
Ontario Province 4.2% 3/8/18	CAD	1,800,000	1,702,989
TOTAL CANADA			2,216,776
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
Cayman Islands - 0.4%
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		$ 400,000	$ 451,128
MUFG Capital Finance 5 Ltd. 6.299% (f)	GBP	300,000	403,041
SMFG Finance Ltd. 6.164% (Reg. S) (f)	GBP	300,000	386,964
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	238,126
TOTAL CAYMAN ISLANDS			1,479,259
Cyprus - 0.0%
Remedial Cyprus PCL 5.5331% 3/28/12 (e)(f)		100,000	49,000
France - 1.1%
BNP Paribas SA:
0.6069% 11/23/15 (f)		200,000	195,296
8.667% (f)	EUR	100,000	153,777
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (f)	EUR	50,000	55,257
Compagnie de St. Gobain:
0.991% 4/11/12 (f)	EUR	175,000	248,490
6% 5/20/13	EUR	50,000	78,930
Credit Agricole SA 4.13% (f)	EUR	200,000	242,385
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	391,237
Credit Logement SA:
1.373% (f)	EUR	150,000	156,720
4.604% (f)	EUR	250,000	310,251
EDF SA 6.95% 1/26/39 (e)		250,000	302,970
Electricite de France 6.125% 6/2/34	GBP	100,000	182,259
Lafarge SA 8.75% 5/30/17	GBP	250,000	471,002
Natixis SA 0.983% 1/26/17 (f)	EUR	100,000	127,823
Societe Generale 0.984% 6/7/17 (f)	EUR	100,000	139,385
Societe Generale SCF 4% 7/7/16	EUR	450,000	683,865
TPSA Eurofinance France SA 6% 5/22/14	EUR	100,000	159,747
Veolia Environnement 6.125% 10/29/37	GBP	200,000	347,448
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	315,498
TOTAL FRANCE			4,562,340
Germany - 0.4%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (f)	EUR	250,000	307,591
Commerzbank AG:
4.125% 9/13/16 (f)	EUR	300,000	410,916
5.625% 11/29/17 (f)	EUR	100,000	142,982
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
Germany - continued
Deutsche Boerse AG 7.5% 6/13/38 (f)	EUR	200,000	$ 296,968
Hella KGaA Hueck & Co. 7.25% 10/20/14	EUR	75,000	108,435
Volkswagen Leasing GmbH 4.875% 10/18/12	EUR	250,000	385,870
TOTAL GERMANY			1,652,762
India - 0.1%
Export-Import Bank of India 0.8813% 6/7/12 (f)	JPY	40,000,000	427,695
ICICI Bank Ltd. 0.8244% 1/12/10 (Reg. S) (f)		125,000	124,253
TOTAL INDIA			551,948
Ireland - 0.3%
Allied Irish Banks PLC 5.25% 3/10/25 (f)	GBP	160,000	179,445
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	321,694	392,913
Iberdrola Finance Ireland Ltd.:
3.8% 9/11/14 (Reg. S)		200,000	201,804
5% 9/11/19 (Reg. S)		200,000	201,945
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	396,928
TOTAL IRELAND			1,373,035
Italy - 0.5%
Assicurazioni Generali SpA 5.125% 9/16/24	EUR	250,000	370,564
Banca Italease SpA 1.099% 2/2/10 (f)	EUR	400,000	585,815
Intesa Sanpaolo SpA:
5% 9/23/19	EUR	350,000	515,030
6.375% 11/12/17 (f)	GBP	150,000	255,160
Telecom Italia SpA:
6.75% 3/21/13	EUR	150,000	242,157
8.25% 3/21/16	EUR	200,000	356,415
TOTAL ITALY			2,325,141
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (f)	EUR	250,000	246,520
Korea (South) - 0.4%
Export-Import Bank of Korea 5.875% 1/14/15		200,000	210,808
Kookmin Bank 5.875% 6/11/12		200,000	214,081
Korea Hydro & Nuclear Power Co. Ltd. 6.25% 6/17/14		300,000	321,156
National Agricultural Cooperative Federation 5% 9/30/14 (Reg. S)		200,000	203,566
Shinhan Bank:
5.663% 3/2/35 (f)		350,000	294,413
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
Korea (South) - continued
Shinhan Bank: - continued
6% 6/29/12 (Reg. S)		$ 300,000	$ 313,327
Woori Bank 7.63% 4/14/15 (e)		250,000	265,057
TOTAL KOREA (SOUTH)			1,822,408
Luxembourg - 0.7%
ArcelorMittal SA 9% 2/15/15		250,000	288,618
Enel Finance International SA 6% 10/7/39 (Reg. S)		400,000	409,209
Evraz Group SA 8.25% 11/10/15 (Reg. S)		200,000	194,500
Gaz Capital SA (Luxembourg):
6.212% 11/22/16 (Reg. S)		250,000	244,033
6.58% 10/31/13	GBP	100,000	162,975
7.51% 7/31/13 (Reg S.)		200,000	213,598
Glencore Finance (Europe) SA:
6.5% 2/27/19	GBP	200,000	312,349
7.125% 4/23/15	EUR	150,000	233,383
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (f)		800,000	768,000
Russian Standard Finance SA 7.5% 10/7/10 (Reg. S)		100,000	95,625
TOTAL LUXEMBOURG			2,922,290
Malaysia - 0.1%
Petronas Capital Ltd. 5.25% 8/12/19 (Reg. S)		400,000	399,975
Multi-National - 0.1%
Eurasian Development Bank 7.375% 9/29/14 (Reg. S)		200,000	207,000
Netherlands - 1.2%
Allianz Finance II BV 4.75% 7/22/19	EUR	100,000	153,079
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	325,000	503,182
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	340,795	248,074
Deutsche Telekom International Financial BV 6.5% 4/8/22	GBP	300,000	524,851
Eureko BV 5.125% (f)	EUR	600,000	662,198
ING Bank NV 4.75% 5/27/19	EUR	700,000	1,095,015
Invitel Holdings NN 9.246% 4/15/13 (Reg. S) (f)	EUR	245,715	192,092
KBC IFIMA NV 4.5% 9/17/14	EUR	250,000	373,557
Koninklijke KPN NV 5.75% 9/17/29	GBP	250,000	406,419
Media Nusantara Citra BV 10.75% 9/12/11		148,958	128,402
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
Netherlands - continued
Rabobank Nederland:
0.856% 7/28/15 (f)	EUR	150,000	$ 213,197
5.875% 5/20/19	EUR	350,000	565,890
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (f)	GBP	150,000	233,506
TOTAL NETHERLANDS			5,299,462
Norway - 0.6%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	308,635
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,058,156
Petrolia Drilling ASA 12% 6/20/12 (e)	NOK	500,000	43,660
TOTAL NORWAY			2,410,451
Portugal - 0.1%
Banco Comercial Portugues SA 3.75% 10/8/16	EUR	400,000	587,343
Russia - 0.0%
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	200,080
Spain - 0.4%
Banco Santander SA 3.875% 5/27/14	EUR	300,000	456,845
Mapfre SA 5.921% 7/24/37 (f)	EUR	450,000	566,007
Santander Issuances SA Unipersonal 1.108% 7/25/17 (f)	EUR	150,000	206,259
Telefonica Emisiones SAU:
5.431% 2/3/14	EUR	200,000	316,398
5.888% 1/31/14	GBP	100,000	173,878
TOTAL SPAIN			1,719,387
Sweden - 0.0%
Svenska Handelsbanken AB 0.449% 3/15/16 (f)		200,000	189,646
Switzerland - 0.1%
UBS AG London Branch 3% 10/6/14	EUR	150,000	219,725
Thailand - 0.0%
True Move Co. Ltd. 10.75% 12/16/13 (Reg. S)		200,000	191,000
United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC 4.75% 9/15/14 (Reg. S)		300,000	301,500
Emirates Bank International PJSC 4.7806% 4/30/12 (f)		229,000	225,556
Nakheel Development Ltd. 3.1725% 12/14/09		150,000	162,750
TOTAL UNITED ARAB EMIRATES			689,806
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United Kingdom - 2.8%
3i Group PLC 1.003% 6/8/12 (f)	EUR	400,000	$ 515,272
BAA Funding Ltd.:
4.6% 2/15/20 (Reg. S) (f)	EUR	150,000	195,260
5.85% 11/27/15 (Reg. S) (f)	GBP	50,000	80,296
9.2% 3/29/23 (f)	GBP	50,000	92,310
Bank of Scotland 6.375% 8/16/19	GBP	400,000	571,235
Barclays Bank PLC:
0.4831% 6/27/16 (e)(f)		100,000	88,237
0.5931% 5/25/15 (f)		300,000	282,236
5.2% 7/10/14		300,000	319,897
6.75% 1/16/23 (f)	GBP	300,000	500,066
14% (f)	GBP	100,000	214,698
BAT International Finance PLC 8.125% 11/15/13		200,000	229,058
BG Energy Capital PLC 3.375% 7/15/13	EUR	150,000	223,805
Broadgate PLC 1.3431% 10/5/25 (f)	GBP	32,750	34,950
Credit Suisse London Branch 4.75% 8/5/19	EUR	300,000	452,584
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	246,885
8.375% 2/17/16	EUR	600,000	1,042,038
Legal & General Group PLC 4% 6/8/25 (f)	EUR	150,000	187,002
Marks & Spencer PLC 7.125% 12/1/37 (e)		200,000	190,566
Motability Operations Group PLC 5.25% 9/28/16	GBP	200,000	329,390
Nationwide Building Society:
0.982% 12/22/16 (f)	EUR	150,000	181,468
3.375% 8/17/15 (f)	EUR	455,000	621,669
Northern Rock PLC 0.3834% 10/21/10 (f)		250,000	234,255
Old Mutual PLC:
4.5% 1/18/17 (f)	EUR	150,000	180,449
5% 1/21/16 (f)	GBP	50,000	70,868
7.125% 10/19/16	GBP	200,000	327,129
Prudential PLC 6.125% 12/19/31	GBP	110,000	163,974
Rexam PLC 4.375% 3/15/13	EUR	250,000	369,473
Royal Bank of Scotland PLC:
0.4844% 4/11/16 (f)		250,000	202,719
5.75% 5/21/14	EUR	250,000	391,424
6.934% 4/9/18	EUR	300,000	443,298
Scottish & Southern Energy PLC 6.25% 8/27/38	GBP	150,000	275,929
Society of Lloyd's 6.875% 11/17/25 (f)	GBP	200,000	333,739
Standard Chartered Bank:
3.3263% 2/3/15 (f)		100,000	97,463
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Standard Chartered Bank: - continued
5.875% 9/26/17 (Reg. S)	EUR	250,000	$ 386,372
Tesco PLC 5.125% 2/24/15	EUR	150,000	236,210
UBS AG Jersey Branch:
0.4341% 4/18/16 (f)		100,000	86,205
1.023% 11/17/15 (f)	EUR	350,000	483,094
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	160,690
Ukrsotsbank 8% 2/22/10 (Issued by Credit Suisse First Boston International for Ukrsotsbank)		100,000	98,529
Vodafone Group PLC:
0.66% 2/27/12 (f)		160,000	158,830
6.25% 1/15/16	EUR	200,000	328,441
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	181,478
TOTAL UNITED KINGDOM			11,809,491
United States of America - 4.3%
Altria Group, Inc.:
8.5% 11/10/13		210,000	243,645
9.25% 8/6/19		400,000	484,962
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20 (Reg. S)		340,000	345,646
BA Covered Bond Issuer 4.125% 4/5/12	EUR	1,700,000	2,556,971
Bank of America Corp.:
4.75% 5/6/19	EUR	250,000	334,535
6.125% 9/15/21	GBP	250,000	413,057
7.375% 5/15/14		115,000	128,761
7.625% 6/1/19		285,000	328,865
BSP Finance BV 10.75% 11/1/11		100,000	75,050
CenturyTel, Inc. 7.6% 9/15/39		105,000	102,733
Citigroup, Inc. 4.25% 2/25/30 (f)	EUR	350,000	366,896
ConocoPhillips 6% 1/15/20		350,000	385,277
COX Communications, Inc. 8.375% 3/1/39 (e)		250,000	299,716
Credit Suisse First Boston New York Branch 5% 5/15/13		400,000	426,972
Dominion Resources, Inc. 6.3% 9/30/66 (f)		190,000	164,350
Dow Chemical Co. 8.55% 5/15/19		280,000	319,654
General Electric Capital Corp. 5.9% 5/13/14		160,000	175,112
General Electric Co. 5.25% 12/6/17		200,000	208,069
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	301,689
Goldman Sachs Group, Inc.:
6% 5/1/14		150,000	164,905
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United States of America - continued
Goldman Sachs Group, Inc.: - continued
6.15% 4/1/18		$ 200,000	$ 213,123
HVB Funding Trust VIII 7.055% (f)	EUR	500,000	632,156
JPMorgan Chase & Co. 5.25% 5/8/13	EUR	250,000	394,008
KeyBank NA:
0.979% 11/21/11 (f)	EUR	50,000	61,554
1.053% 2/9/12 (f)	EUR	220,000	240,300
Liberty Mutual Group, Inc. 5.75% 3/15/14 (e)		250,000	236,693
Merck & Co., Inc. 5.85% 6/30/39		300,000	326,420
Merrill Lynch & Co., Inc.:
4.625% 10/2/13	EUR	260,000	385,571
6.15% 4/25/13		500,000	535,978
6.75% 5/21/13	EUR	150,000	236,807
Morgan Stanley 1.039% 7/20/12 (f)	EUR	430,000	606,583
Pemex Project Funding Master Trust 5.5% 2/24/25 (Reg. S)	EUR	300,000	385,068
Pfizer, Inc.:
3.625% 6/3/13	EUR	150,000	226,044
5.35% 3/15/15		300,000	331,235
5.75% 6/3/21	EUR	150,000	248,799
6.2% 3/15/19		300,000	341,553
Plains All American Pipeline LP 8.75% 5/1/19		100,000	121,383
PPL Energy Supply LLC 6.5% 5/1/18		160,000	170,828
Roche Holdings, Inc. 6% 3/1/19 (e)		150,000	167,334
SLM Corp. 0.973% 12/15/10 (f)	EUR	200,000	265,844
Southeast Supply Header LLC 4.85% 8/15/14 (e)		300,000	305,744
Sprint Capital Corp. 8.75% 3/15/32		325,000	281,125
Time Warner Cable, Inc.:
6.75% 6/15/39		350,000	370,692
8.25% 2/14/14		200,000	234,566
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	312,213
US Bank NA, Cincinnati 4.375% 2/28/17 (f)	EUR	450,000	616,824
Verizon Wireless Capital LLC 5.55% 2/1/14 (Reg. S)		400,000	435,843
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	818,833
WEA Finance LLC/WT Finance Australia Pty. Ltd. 5.75% 9/2/15 (e)		400,000	402,144
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United States of America - continued
Wells Fargo & Co. 3.75% 10/1/14		$ 300,000	$ 299,902
Xerox Corp. 8.25% 5/15/14		100,000	115,218
TOTAL UNITED STATES OF AMERICA			18,147,250
TOTAL NONCONVERTIBLE BONDS			65,934,273
TOTAL CORPORATE BONDS (Cost $62,269,472)			67,021,169
Government Obligations - 17.7%

Canada - 0.2%
Canadian Government 5.25% 6/1/12	CAD	850,000	855,393
France - 0.2%
French Republic 3.75% 10/25/19	EUR	600,000	896,959
Germany - 3.7%
German Federal Republic:
3.5% 7/4/19	EUR	1,650,000	2,479,241
4.25% 7/4/14	EUR	3,140,000	4,995,357
4.75% 7/4/40	EUR	1,900,000	3,172,838
5.625% 1/4/28	EUR	2,960,000	5,239,316
TOTAL GERMANY			15,886,752
Greece - 1.4%
Greek Government:
4.6% 9/20/40	EUR	2,850,000	3,694,548
5.5% 8/20/14	EUR	1,400,000	2,263,468
TOTAL GREECE			5,958,016
Ireland - 0.4%
Irish Republic 5.9% 10/18/19	EUR	1,000,000	1,614,158
Japan - 10.4%
Japan Government:
0.8% 12/15/09	JPY	952,000,000	10,584,007
0.9% 6/20/13	JPY	110,000,000	1,240,271
1.3% 3/20/15	JPY	1,040,000,000	11,894,527
1.7% 12/20/16	JPY	136,600,000	1,589,923
1.9% 6/20/16	JPY	855,000,000	10,101,938
Government Obligations - continued
		Principal Amount (i)	Value
Japan - continued
Japan Government: - continued
1.9% 3/20/29	JPY	208,000,000	$ 2,235,387
2.2% 9/20/39	JPY	210,000,000	2,298,171
2.5% 9/20/36	JPY	350,000,000	4,111,927
TOTAL JAPAN			44,056,151
United States of America - 1.4%
Federal Home Loan Bank 3.625% 10/18/13		300,000	317,258
Freddie Mac 2.125% 9/21/12		650,000	660,785
U.S. Treasury Bonds 3.5% 2/15/39		950,000	832,734
U.S. Treasury Inflation-Indexed Notes 2% 7/15/14		3,091,338	3,262,113
U.S. Treasury Notes:
2.375% 8/31/14		100,000	100,508
2.375% 9/30/14		200,000	200,796
3.625% 8/15/19		550,000	560,570
TOTAL UNITED STATES OF AMERICA			5,934,764
TOTAL GOVERNMENT OBLIGATIONS (Cost $67,135,761)			75,202,193
Asset-Backed Securities - 0.4%

Clock Finance BV Series 2007-1 Class B2, 1.069% 2/25/15 (f)	EUR	100,000	100,065
Leek Finance PLC Series 2005-15X Class BA, 0.9131% 3/21/37 (f)	GBP	100,000	60,894
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 1.024% 1/30/40 (f)	EUR	50,000	70,230
Class D, 1.224% 1/30/40 (f)	EUR	100,000	138,399
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 1.024% 1/30/40 (f)	EUR	50,000	70,230
Class C, 1.224% 1/30/40 (f)	EUR	50,000	69,200
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.458% 3/10/17 (f)	EUR	100,000	26,002
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	250,000	415,704
TS Co.mit One GmbH Series 1 Class C, 1.041% 6/29/13 (f)	EUR	78,654	57,872
VCL No. 11 Ltd. Class A, 1.529% 8/21/15 (f)	EUR	200,000	294,590
Asset-Backed Securities - continued
		Principal Amount (i)	Value
Volkswagen Car Lease Series 9 Class B, 0.61% 10/21/13 (f)	EUR	250,000	$ 359,525
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 1.4938% 10/25/45 (f)	GBP	70,098	9,207
TOTAL ASSET-BACKED SECURITIES (Cost $2,101,716)			1,671,918
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.143% 2/17/52 (f)	EUR	100,000	115,741
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 0.973% 4/12/56 (f)	EUR	86,463	79,941
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.162% 7/15/40 (f)	EUR	150,000	196,452
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $449,958)			392,134
Commercial Mortgage Securities - 0.3%

France - 0.0%
Paris Prime Community Real Estate Series 2006-1 Class B, 0.987% 4/22/14 (e)(f)	EUR	72,109	74,278
Ireland - 0.1%
European Property Capital 4 PLC Class C, 0.8588% 7/20/14 (f)	GBP	41,701	24,989
German Residential Asset Note Distributor PLC Series 1 Class A, 0.979% 7/20/16 (f)	EUR	174,264	209,399
Rivoli Pan Europe PLC Series 2006-1 Class B 1.1325% 8/3/18 (f)	EUR	100,000	80,332
TOTAL IRELAND			314,720
Japan - 0.0%
JLOC 37 LLC Series X Class B1, 0.72% 1/15/15 (f)	JPY	13,310,000	36,968
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.547% 7/22/43 (f)	EUR	100,000	64,704
United Kingdom - 0.2%
Eddystone Finance PLC Series 2006-1:
Class A2, 0.7868% 4/19/21 (f)	GBP	150,000	189,901
Class B, 0.9568% 4/19/21 (f)	GBP	100,000	110,321
Commercial Mortgage Securities - continued
		Principal Amount (i)	Value
United Kingdom - continued
Enterprise Inns PLC 6.5% 12/6/18	GBP	95,000	$ 129,454
London & Regional Debt Securitisation No. 1 PLC Class A, 0.7781% 10/15/14 (f)	GBP	100,000	131,584
REC Plantation Place Ltd. Series 5 Class A, 1.1444% 7/25/16 (f)	GBP	97,699	122,403
Theatre Hospitals PLC:
Series 2007-1 Class C, 1.2681% 10/15/31 (f)	GBP	49,140	22,590
Series 2007-2 Class D, 1.5181% 10/15/31 (f)	GBP	98,280	24,203
TOTAL UNITED KINGDOM			730,456
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,638,116)			1,221,126
Commercial Paper - 0.2%

Luxembourg - 0.2%
Gazprom ECP SA 3.3995% 12/18/09 (Cost $995,506)		1,000,000	999,313
Preferred Securities - 0.3%

Germany - 0.1%
BayernLB Capital Trust I 6.2032% (f)	650,000	283,402
Netherlands - 0.2%
Rabobank Nederland 11% (e)(f)	780,000	1,013,697
TOTAL PREFERRED SECURITIES (Cost $1,433,205)		1,297,099
International Equity Funds - 3.9%
	Shares
Fidelity Emerging Markets Equity Central Fund (g) (Cost $10,692,049)	100,500	16,816,665
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.20% (h)	11,793,360	11,793,360
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(h)	518,900	518,900
TOTAL MONEY MARKET FUNDS (Cost $12,312,260)		12,312,260
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.06%, dated 10/30/09 due 11/2/09 (Collateralized by U.S. Government Obligations) # (Cost $30,000)	$ 30,000	$ 30,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $381,754,729)		418,619,129
NET OTHER ASSETS - 1.5%		6,514,032
NET ASSETS - 100%		$ 425,133,161
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,802,571 or 0.9% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Principal amount is stated in United States dollars unless otherwise noted.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,000 due 11/02/09 at 0.06%
BNP Paribas Securities Corp.	$ 7,928
Credit Suisse Securities (USA) LLC	8,160
Deutsche Bank Securities, Inc.	2,616
HSBC Securities (USA), Inc.	1,189
ING Financial Markets LLC	2,378
J.P. Morgan Securities, Inc.	2,378
Mizuho Securities USA, Inc.	2,378
Societe Generale, New York Branch	2,973
$ 30,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 137,194
Fidelity Emerging Markets Equity Central Fund	224,549
Fidelity Securities Lending Cash Central Fund	36,141
Total	$ 397,884
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ -	$ 11,052,049	$ 495,252	$ 16,816,665	5.2%
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 99,449,980	$ 99,449,980	$ -	$ -
Japan	27,729,705	-	27,729,705	-
United Kingdom	23,864,884	20,046,779	3,818,105	-
Australia	14,173,441	-	14,173,441	-
France	12,209,141	9,756,185	2,452,956	-
Canada	11,363,065	11,363,065	-	-
Switzerland	7,467,146	5,658,451	1,808,695	-
Germany	6,371,739	4,671,247	1,700,492	-
Netherlands	4,817,372	3,357,335	1,460,037	-
Other	34,208,779	21,038,702	13,170,077	-
Corporate Bonds	67,021,169	-	67,018,169	3,000
Government Obligations	75,202,193	-	75,202,193	-
Asset-Backed Securities	1,671,918	-	1,604,839	67,079
Collateralized Mortgage Obligations	392,134	-	392,134	-
Commercial Mortgage Securities	1,221,126	-	1,121,859	99,267
Commercial Paper	999,313	-	999,313	-
Preferred Securities	1,297,099	-	1,297,099	-
International Equity Funds	16,816,665	16,816,665	-	-
Money Market Funds	12,312,260	12,312,260	-	-
Cash Equivalents	30,000	-	30,000	-
Total Investments in Securities	$ 418,619,129	$ 204,470,669	$ 213,979,114	$ 169,346
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 223,425
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(264,098)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	5,389
Transfers in/out of Level 3	204,630
Ending Balance	$ 169,346
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (180,979)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	1.4%
AAA,AA,A	26.9%
BBB	5.3%
BB	0.3%
B	0.0%
CCC,CC,C	0.3%
Not Rated	0.4%
Equities	60.7%
Short-Term Investments and Net Other Assets	4.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above table is based on the combined investments of the fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $67,735,229 of which $38,284,221 and $29,451,008 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2009

Assets
Investment in securities, at value (including securities loaned of $488,314 and repurchase agreements of $30,000) - See accompanying schedule: Unaffiliated issuers (cost $358,750,420)	$ 389,490,204
Fidelity Central Funds (cost $23,004,309)	29,128,925
Total Investments (cost $381,754,729)		$ 418,619,129
Cash		106,274
Receivable for investments sold		20,407,469
Receivable for fund shares sold		1,616,200
Dividends receivable		393,386
Interest receivable		1,855,291
Distributions receivable from Fidelity Central Funds		2,960
Prepaid expenses		1,761
Other receivables		25,602
Total assets		443,028,072

Liabilities
Payable for investments purchased	$ 16,488,258
Payable for fund shares redeemed	349,534
Accrued management fee	261,994
Distribution fees payable	1,823
Other affiliated payables	124,813
Other payables and accrued expenses	149,589
Collateral on securities loaned, at value	518,900
Total liabilities		17,894,911

Net Assets		$ 425,133,161
Net Assets consist of:
Paid in capital		$ 455,249,760
Undistributed net investment income		4,730,308
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(71,759,767)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,912,860
Net Assets		$ 425,133,161

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,911,842 ÷ 148,649 shares)	$ 19.59

Maximum offering price per share (100/94.25 of $19.59)	$ 20.79
Class T: Net Asset Value and redemption price per share ($981,213 ÷ 50,174 shares)	$ 19.56

Maximum offering price per share (100/96.50 of $19.56)	$ 20.27
Class B: Net Asset Value and offering price per share ($525,790 ÷ 26,985 shares)A	$ 19.48

Class C: Net Asset Value and offering price per share ($827,193 ÷ 42,450 shares)A	$ 19.49

Global Balanced: Net Asset Value, offering price and redemption price per share ($419,747,236 ÷ 21,395,044 shares)	$ 19.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($139,887 ÷ 7,124 shares)	$ 19.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2009

Investment Income
Dividends		$ 4,422,741
Interest		5,527,544
Income from Fidelity Central Funds		397,884
		10,348,169
Less foreign taxes withheld		(237,970)
Total income		10,110,199

Expenses
Management fee	$ 2,554,942
Transfer agent fees	1,062,583
Distribution fees	6,021
Accounting and security lending fees	185,613
Custodian fees and expenses	417,236
Independent trustees' compensation	1,273
Registration fees	119,859
Audit	82,471
Legal	2,205
Miscellaneous	27,036
Total expenses before reductions	4,459,239
Expense reductions	(105,585)	4,353,654
Net investment income (loss)		5,756,545
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(25,671,224)
Fidelity Central Funds	135,252
Foreign currency transactions	(228,513)
Futures contracts	114,897
Total net realized gain (loss)		(25,649,588)
Change in net unrealized appreciation (depreciation) on: Investment securities	84,307,276
Assets and liabilities in foreign currencies	327,889
Total change in net unrealized appreciation (depreciation)		84,635,165
Net gain (loss)		58,985,577
Net increase (decrease) in net assets resulting from operations		$ 64,742,122

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,756,545	$ 7,618,899
Net realized gain (loss)	(25,649,588)	(41,907,066)
Change in net unrealized appreciation (depreciation)	84,635,165	(91,610,439)
Net increase (decrease) in net assets resulting from operations	64,742,122	(125,898,606)
Distributions to shareholders from net investment income	(7,712,596)	(5,015,376)
Distributions to shareholders from net realized gain	(3,450,371)	(27,812,540)
Total distributions	(11,162,967)	(32,827,916)
Share transactions - net increase (decrease)	26,258,176	132,695,430
Redemption fees	16,684	48,708
Total increase (decrease) in net assets	79,854,015	(25,982,384)

Net Assets
Beginning of period	345,279,146	371,261,530
End of period (including undistributed net investment income of $4,730,308 and undistributed net investment income of $6,726,768, respectively)	$ 425,133,161	$ 345,279,146

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended October 31, 2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.12
Net realized and unrealized gain (loss)	4.39
Total from investment operations	4.51
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 19.59
Total Return B, C, D	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47% A
Expenses net of fee waivers, if any	1.47% A
Expenses net of all reductions	1.46% A
Net investment income (loss)	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,912
Portfolio turnover rate G	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended October 31, 2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.11
Net realized and unrealized gain (loss)	4.37
Total from investment operations	4.48
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 19.56
Total Return B, C, D	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.69% A
Expenses net of fee waivers, if any	1.69% A
Expenses net of all reductions	1.68% A
Net investment income (loss)	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 981
Portfolio turnover rate G	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended October 31, 2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	4.35
Total from investment operations	4.40
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 19.48
Total Return B, C, D	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.21% A
Expenses net of fee waivers, if any	2.21% A
Expenses net of all reductions	2.20% A
Net investment income (loss)	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 526
Portfolio turnover rate G	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended October 31, 2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	4.36
Total from investment operations	4.41
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 19.49
Total Return B, C, D	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.20% A
Expenses net of fee waivers, if any	2.20% A
Expenses net of all reductions	2.19% A
Net investment income (loss)	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 827
Portfolio turnover rate G	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 16.94	$ 25.40	$ 23.08	$ 21.95	$ 19.69
Income from Investment Operations
Net investment income (loss) B	.28	.40	.35	.28	.17 E
Net realized and unrealized gain (loss)	2.95	(6.70)	4.27	2.66	2.54
Total from investment operations	3.23	(6.30)	4.62	2.94	2.71
Distributions from net investment income	(.38)	(.33)	(.20)	(.14)	(.13)
Distributions from net realized gain	(.17)	(1.83)	(2.10)	(1.67)	(.32)
Total distributions	(.55)	(2.16)	(2.30)	(1.81)	(.45)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 19.62	$ 16.94	$ 25.40	$ 23.08	$ 21.95
Total Return A	19.86%	(26.96)%	21.83%	14.23%	13.92%
Ratios to Average Net Assets C, F
Expenses before reductions	1.24%	1.13%	1.14%	1.18%	1.17%
Expenses net of fee waivers, if any	1.23%	1.13%	1.14%	1.18%	1.17%
Expenses net of all reductions	1.21%	1.11%	1.12%	1.14%	1.15%
Net investment income (loss)	1.61%	1.88%	1.55%	1.27%	.80% E
Supplemental Data
Net assets, end of period (000 omitted)	$ 419,747	$ 345,279	$ 371,262	$ 260,144	$ 191,247
Portfolio turnover rate D	252%	264%	169%	208%	95%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended October 31, 2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.21
Net realized and unrealized gain (loss)	4.35
Total from investment operations	4.56
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 19.64
Total Return B, C	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.12% A
Expenses net of fee waivers, if any	1.12% A
Expenses net of all reductions	1.10% A
Net investment income (loss)	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 140
Portfolio turnover rate F	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Global Balanced and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Global Balanced on February 19, 2009. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Equity Central Fund	FMR Co., Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 21, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE)regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), futures transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 48,037,524
Gross unrealized depreciation	(16,534,954)
Net unrealized appreciation (depreciation)	$ 31,502,570

Tax Cost	$ 387,116,559

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,067,724
Capital loss carryforward	$ (67,735,229)
Net unrealized appreciation (depreciation)	$ 31,438,204

The tax character of distributions paid was as follows:

	October 31, 2009	October 31, 2008
Ordinary Income	$ 11,162,967	$ 16,413,958
Long-term Capital Gains	-	16,413,958
Total	$ 11,162,967	$ 32,827,916

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, will be retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives. While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the fund had no open futures contracts.

Annual Report

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 114,897	$ -
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ 114,897	$ -

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $114,897 for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities(including the Equity Central Funds), other than short-term securities and U.S. government securities, aggregated $768,955,210 and $737,143,501, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,306	$ 745
Class T	.25%	.25%	1,287	387
Class B	.75%	.25%	1,716	1,485
Class C	.75%	.25%	1,712	1,565
			$ 6,021	$ 4,182

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,958
Class T	1,070
$ 5,028

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 1,525	.28*
Class T	683	.26*
Class B	513	.29*
Class C	495	.28*
Global Balanced	1,059,223.30
Institutional Class	144	.17*
	$ 1,062,583

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,025 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,849 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $36,141.

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Global Balanced's operating expenses. During the period, this reimbursement reduced the class' expenses by $59,983.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45,602 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2009	2008
From net investment income
Global Balanced	$ 7,712,596	$ 5,015,376
From net realized gain
Global Balanced	$ 3,450,371	$ 27,812,540

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2009 A	2008	2009A	2008
Class A
Shares sold	153,196	-	$ 2,896,084	$ -
Shares redeemed	(4,547)	-	(85,646)	-
Net increase (decrease)	148,649	-	$ 2,810,438	$ -
Class T
Shares sold	54,070	-	$ 984,801	$ -
Shares redeemed	(3,896)	-	(69,740)	-
Net increase (decrease)	50,174	-	$ 915,061	$ -
Class B
Shares sold	27,777	-	$ 492,520	$ -
Shares redeemed	(792)	-	(15,439)	-
Net increase (decrease)	26,985	-	$ 477,081	$ -
Class C
Shares sold	42,502	-	$ 795,402	$ -
Shares redeemed	(52)	-	(992)	-
Net increase (decrease)	42,450	-	$ 794,410	$ -
Global Balanced
Shares sold	9,057,083	12,310,512	$ 156,832,268	$ 263,385,231
Reinvestment of distributions	673,127	1,384,069	10,621,946	31,418,376
Shares redeemed	(8,714,065)	(7,932,619)	(146,302,628)	(162,108,177)
Net increase (decrease)	1,016,145	5,761,962	$ 21,151,586	$ 132,695,430
Institutional Class
Shares sold	7,124	-	$ 109,600	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 21, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008- present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Global Balanced Fund	12/07/09	12/04/09	$0.229	$0.075

Global Balanced Fund designates 37% of each dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Global Balanced Fund	12/08/08	$0.356	$0.0122

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,660,446,788.00	93.389
Withheld	329,898,915.93	6.611
TOTAL	4,990,345,703.93	100.000
Albert R. Gamper, Jr.
Affirmative	4,697,750,297.49	94.137
Withheld	292,595,406.44	5.863
TOTAL	4,990,345,703.93	100.000
Abigail P. Johnson
Affirmative	4,656,658,858.01	93.313
Withheld	333,686,845.92	6.687
TOTAL	4,990,345,703.93	100.000
Arthur E. Johnson
Affirmative	4,686,159,283.49	93.905
Withheld	304,186,420.44	6.095
TOTAL	4,990,345,703.93	100.000
Michael E. Kenneally
Affirmative	4,709,830,377.70	94.379
Withheld	280,515,326.23	5.621
TOTAL	4,990,345,703.93	100.000
James H. Keyes
Affirmative	4,703,388,873.28	94.250
Withheld	286,956,830.65	5.750
TOTAL	4,990,345,703.93	100.000
Marie L. Knowles
Affirmative	4,693,994,899.89	94.062
Withheld	296,350,804.04	5.938
TOTAL	4,990,345,703.93	100.000
Kenneth L. Wolfe
Affirmative	4,685,695,252.60	93.895
Withheld	304,650,451.33	6.105
TOTAL	4,990,345,703.93	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue the fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The fund did not offer Advisor classes as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Global Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance during 2009.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 37% means that 63% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2008.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2008. The Board also noted that the majority of funds in the fund's Total Mapped Group are domestic funds, which generally have lower expenses than international and global funds.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Company
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GBL-UANN-1209
1.848649.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Global Balanced

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Global Balanced Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. sales charge) A	12.79%	5.49%	4.72%
Class T (incl. sales charge) B	15.31%	5.95%	4.95%
Class B (incl. contingent deferred sales charge) C	14.00%	6.31%	5.28%
Class C (incl. contingent deferred sales charge) D	18.06%	6.63%	5.28%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Global Balanced, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Global Balanced, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Global Balanced, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Global Balanced, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Global Balanced Fund - Class A on October 31, 1999, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the MSCI® World Index performed over the same period. The initial offering of Class A took place on February 19, 2009. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: In the early months of the 12-month period ending October 31, 2009, international equity markets were engulfed by the global effects of the U.S. financial crisis. By the first quarter of 2009, however, the efforts of governments around the world to stimulate economic growth and normalize the credit markets began to gain traction and investors' appetite for risk returned, causing stocks to rally. Emerging markets performed the best among the global economies, as the MSCI® Emerging Markets (EM) Index soared 64.63%. Among developed equity markets, foreign stocks strongly outperformed their U.S. counterparts for the year overall, fueled largely by a depreciating U.S. dollar. The MSCI EAFE® Index (Europe, Australasia, Far East) gained 27.88%, outpacing the 9.80% return of the Standard & Poor's 500SM Index, a broad measure of U.S. stocks. Among countries with meaningful weightings in the EAFE index, Sweden, Australia, Hong Kong and Singapore were standouts, each returning more than 50%. However, Japan lagged other markets with its 14% return, while another big index component, the U.K., gained 23%. In the fixed-income sector, the Citigroup® World Government Bond Index rose 16.26%.

Comments from Ruben Calderon and Geoff Stein, who joined Calderon as Lead Co-Manager of Fidelity Advisor Global Balanced Fund on June 1, 2009: For the year, the fund's Class A, Class T, Class B and Class C shares gained 19.67%, 19.49%, 19.00% and 19.06%, respectively (excluding sales charges), outpacing the 18.46% return for the Fidelity Global Balanced Composite Index. We maintained a modest underweighting in equities, a slight overweighting in investment-grade bonds and an out-of-index stake in cash/cash equivalents. Although we added to our position in equities and pared back our stake in bonds in the latter half of the period, our overall defensive stance - especially during the first half - considerably boosted our relative performance. While security selection within the underlying equity subportfolios detracted from the fund's relative return, very strong results from our investment-grade bond holdings and favorable asset allocation in some of our equity sleeves more than made up for those negatives. Excellent security selection in the second half of the period - including out-of-index exposure to strong-performing corporate bonds - helped fuel the developed-country debt sleeve. Within equities, absolute returns for each sleeve were decidedly positive, led by the Asia Ex-Japan subportfolio and an out-of-index allocation to Fidelity Emerging Markets Equity Central Fund, which we initiated and increased during the period. On a relative basis, while the Canadian, Japanese and U.S. equity "subs" trailed their respective benchmarks, the remaining subportfolios performed either roughly in line with or slightly below their respective indexes.

Comments from Ruben Calderon and Geoff Stein, who joined Calderon as Lead Co-Manager of Fidelity Advisor Global Balanced Fund on June 1, 2009: The fund's Institutional Class shares gained 19.98% for the year, outpacing the 18.46% return for the Fidelity Global Balanced Composite Index. We maintained a modest underweighting in equities, a slight overweighting in investment-grade bonds and an out-of-index stake in cash/cash equivalents. Although we added to our position in equities and pared back our stake in bonds in the latter half of the period, our overall defensive stance - especially during the first half - considerably boosted our relative performance. While security selection within the underlying equity subportfolios detracted from the fund's relative return, very strong results from our investment-grade bond holdings and favorable asset allocation in some of our equity sleeves more than made up for those negatives. Excellent security selection in the second half of the period - including out-of-index exposure to strong-performing corporate bonds - helped fuel the developed-country debt sleeve. Within equities, absolute returns for each sleeve were decidedly positive, led by the Asia Ex-Japan subportfolio and an out-of-index allocation to Fidelity Emerging Markets Equity Central Fund, which we initiated and increased during the period. On a relative basis, while the Canadian, Japanese and U.S. equity "subs" trailed their respective benchmarks, the remaining subportfolios performed either roughly in line with or slightly below their respective indexes.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 1,208.50	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class T	1.72%
Actual		$ 1,000.00	$ 1,207.40	$ 9.57
HypotheticalA		$ 1,000.00	$ 1,016.53	$ 8.74
Class B	2.25%
Actual		$ 1,000.00	$ 1,203.20	$ 12.49
HypotheticalA		$ 1,000.00	$ 1,013.86	$ 11.42
Class C	2.23%
Actual		$ 1,000.00	$ 1,203.80	$ 12.39
HypotheticalA		$ 1,000.00	$ 1,013.96	$ 11.32
Global Balanced	1.21%
Actual		$ 1,000.00	$ 1,209.60	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,019.11	$ 6.16
Institutional Class	1.10%
Actual		$ 1,000.00	$ 1,210.90	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,019.66	$ 5.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of October 31, 2009
United States of America 33.9%
Japan 17.0%
United Kingdom 8.9%
Germany 5.9%
Australia 4.3%
France 4.2%
Canada 3.5%
Netherlands 2.5%
Switzerland 1.9%
Other 17.9%

As of April 30, 2009
United States of America 37.5%
Japan 19.5%
United Kingdom 6.9%
France 6.7%
Germany 5.8%
Canada 3.1%
Australia 2.6%
Switzerland 2.0%
Netherlands 1.7%
Other 14.2%

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	60.7	53.9
Bonds	34.0	41.9
Convertible Securities	0.3	0.8
Other Investments	0.3	0.1
Short-Term Investments and Net Other Assets	4.7	3.3
Top Five Stocks as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp. (United States of America)	1.2	1.1
Google, Inc. Class A (United States of America)	1.1	1.2
Apple, Inc. (United States of America)	1.0	0.9
Occidental Petroleum Corp. (United States of America)	1.0	0.0
JPMorgan Chase & Co. (United States of America)	0.9	1.1
	5.2
Top Five Bond Issuers as of October 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	7.9	11.6
German Federal Republic	3.7	3.6
Greek Government	1.4	1.5
U.S. Treasury Obligations	1.1	4.8
BA Covered Bond Issuer	0.6	0.6
	14.7
Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.7	17.9
Information Technology	9.2	10.0
Consumer Discretionary	7.9	7.3
Industrials	7.7	5.8
Energy	7.3	5.9
Materials	6.3	6.0
Health Care	4.9	4.5
Consumer Staples	4.4	4.6
Telecommunication Services	2.9	3.7
Utilities	1.1	1.8

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Common Stocks - 56.7%
	Shares	Value
Australia - 3.3%
AMP Ltd.	216,522	$ 1,140,498
ASX Ltd.	8,790	264,901
BHP Billiton Ltd.	58,234	1,909,250
Billabong International Ltd.	24,022	222,194
BlueScope Steel Ltd.	86,112	228,135
Coca-Cola Amatil Ltd.	42,569	404,583
Commonwealth Bank of Australia	33,415	1,543,646
Computershare Ltd.	97,925	950,385
Harvey Norman Holdings Ltd.	231,283	819,101
Macquarie Group Ltd.	19,331	846,336
National Australia Bank Ltd.	52,799	1,394,576
Newcrest Mining Ltd.	26,110	750,276
Paladin Energy Ltd. (a)	61,304	221,718
QBE Insurance Group Ltd.	48,410	974,597
Rio Tinto Ltd.	8,061	446,680
Wesfarmers Ltd.	33,590	837,904
Woolworths Ltd.	30,117	770,617
WorleyParsons Ltd.	19,427	448,044
TOTAL AUSTRALIA		14,173,441
Bailiwick of Jersey - 0.2%
Experian PLC	61,400	563,508
Shire PLC	9,557	169,078
TOTAL BAILIWICK OF JERSEY		732,586
Belgium - 0.5%
Anheuser-Busch InBev SA NV	18,846	887,589
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	68
Fortis (a)	85,300	370,545
Gimv NV	1,900	107,336
Umicore SA	23,794	726,542
TOTAL BELGIUM		2,092,080
Bermuda - 0.3%
Marvell Technology Group Ltd. (a)	18,000	246,960
Seadrill Ltd. (a)	16,800	350,899
Signet Jewelers Ltd. (United Kingdom)	20,000	507,316
Xyratex Ltd. (a)	13,000	135,850
TOTAL BERMUDA		1,241,025
Brazil - 0.2%
Banco Santander (Brasil) SA ADR (a)	26,400	313,104
Common Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	4,600	$ 184,552
sponsored ADR	8,000	369,760
TOTAL BRAZIL		867,416
Canada - 2.7%
Agnico-Eagle Mines Ltd. (Canada)	1,500	79,789
Agrium, Inc.	1,500	69,733
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	8,400	147,311
ARC Energy Trust unit	1,000	18,017
Astral Media, Inc. Class A (non-vtg.)	2,000	59,177
Bank of Montreal	3,300	152,559
Bank of Nova Scotia	6,500	271,621
Barrick Gold Corp.	7,900	284,235
BCE, Inc.	9,300	222,355
Bombardier, Inc. Class B (sub. vtg.)	27,200	110,272
Brookfield Asset Management, Inc. Class A	6,000	126,555
Brookfield Properties Corp.	2,200	22,856
Cameco Corp.	3,000	83,557
Canadian National Railway Co.	5,600	270,471
Canadian Natural Resources Ltd.	6,600	427,993
Canadian Oil Sands Trust	3,500	94,316
Canadian Pacific Railway Ltd.	2,200	95,286
Canadian Tire Ltd. Class A (non-vtg.)	1,100	55,556
Canadian Utilities Ltd. Class A (non-vtg.)	1,500	53,373
CGI Group, Inc. Class A (sub. vtg.) (a)	15,400	188,011
CI Financial Corp.	1,500	26,444
Compton Petroleum Corp. (a)	49,500	50,284
Corus Entertainment, Inc. Class B (non-vtg.)	400	6,572
Crescent Point Energy Corp.	3,300	112,148
Eldorado Gold Corp. (a)	3,800	42,322
Emera, Inc.	2,300	46,792
Enbridge, Inc.	4,000	155,479
EnCana Corp.	6,700	371,243
Fairborne Energy Trust (a)	13,300	54,657
Fairfax Financial Holdings Ltd. (sub. vtg.)	200	71,491
Finning International, Inc.	1,600	23,582
First Quantum Minerals Ltd.	1,200	82,028
George Weston Ltd.	700	35,658
Gildan Activewear, Inc. (a)	3,800	66,886
Goldcorp, Inc.	10,000	367,364
HudBay Minerals, Inc. (a)	2,800	36,227
Common Stocks - continued
	Shares	Value
Canada - continued
Husky Energy, Inc.	3,000	$ 78,958
IAMGOLD Corp.	3,500	46,382
IESI-BFC Ltd.	3,800	48,779
IGM Financial, Inc.	2,300	81,881
Imperial Oil Ltd.	3,400	127,792
Inmet Mining Corp.	900	47,658
Intact Financial Corp.	1,100	33,421
Iteration Energy Ltd. (a)	51,500	54,218
Keyera Facilities Income Fund	12,400	227,193
Kinross Gold Corp.	8,400	155,922
Magna International, Inc. Class A (sub. vtg.)	300	11,833
Manulife Financial Corp.	11,000	206,215
Methanex Corp.	2,200	37,911
National Bank of Canada	3,200	166,642
Nexen, Inc.	3,900	83,845
Niko Resources Ltd.	1,700	137,526
Open Text Corp. (a)	4,200	156,698
Osisko Mining Corp. (a)	6,000	40,449
PetroBakken Energy Ltd. Class A	13,017	375,297
Petrobank Energy & Resources Ltd. (a)	6,800	297,282
Potash Corp. of Saskatchewan, Inc.	2,800	260,930
Power Corp. of Canada (sub. vtg.)	4,700	110,680
Power Financial Corp.	1,500	37,720
Progress Energy Resources Corp.	3,800	48,568
Reitmans (Canada) Ltd. Class A (non-vtg.)	6,400	96,575
Research In Motion Ltd. (a)	2,500	146,825
RioCan (REIT)	4,100	69,441
Ritchie Brothers Auctioneers, Inc.	1,900	41,648
Rogers Communications, Inc. Class B (non-vtg.)	3,600	105,555
RONA, Inc. (a)	2,200	30,089
Royal Bank of Canada	17,900	905,869
Shaw Communications, Inc. Class B	3,900	69,331
Shoppers Drug Mart Corp.	1,300	51,611
Silver Wheaton Corp. (a)	3,700	46,470
SNC-Lavalin Group, Inc.	1,400	56,564
Sun Life Financial, Inc.	5,500	152,020
Suncor Energy, Inc.	16,072	533,136
SXC Health Solutions Corp. (a)	1,800	82,599
Talisman Energy, Inc.	13,200	225,028
Teck Resources Ltd. Class B (sub. vtg.) (a)	9,900	287,167
TELUS Corp.	1,300	40,806
Thomson Reuters Corp.	4,700	149,397
Common Stocks - continued
	Shares	Value
Canada - continued
Tim Hortons, Inc.	4,500	$ 128,115
Toronto-Dominion Bank	11,100	632,265
TransCanada Corp.	6,300	192,924
Yamana Gold, Inc.	6,000	63,610
TOTAL CANADA		11,363,065
Cayman Islands - 0.0%
Wynn Macau Ltd.	9,200	11,539
Chile - 0.0%
Embotelladora Andina SA sponsored ADR	5,000	91,250
China - 0.9%
Baidu.com, Inc. sponsored ADR (a)	4,600	1,738,432
BYD Co. Ltd. (H Shares) (a)	51,000	466,932
Tencent Holdings Ltd.	87,700	1,527,123
TOTAL CHINA		3,732,487
Denmark - 0.3%
Carlsberg AS Series B	4,500	317,628
Danske Bank AS (a)	8,869	205,601
Novo Nordisk AS Series B	13,029	811,447
TOTAL DENMARK		1,334,676
Finland - 0.1%
Metso Corp.	13,900	389,659
Nokian Tyres PLC	9,768	208,999
TOTAL FINLAND		598,658
France - 2.9%
Accor SA	4,463	214,594
Air France KLM (Reg.) (a)	5,300	81,580
Atos Origin SA (a)	4,585	215,501
AXA SA	28,274	703,132
Bouygues SA	10,695	505,984
Cap Gemini SA	5,300	246,533
Danone	14,925	899,490
Electricite de France	7,100	397,024
Essilor International SA	7,757	435,475
Groupe Eurotunnel SA	11,600	114,966
Iliad Group SA	3,741	405,724
L'Oreal SA	6,900	707,408
Michelin CGDE Series B	3,483	259,089
PPR SA	4,700	514,295
Common Stocks - continued
	Shares	Value
France - continued
Remy Cointreau SA	8,500	$ 411,769
Sanofi-Aventis	23,873	1,749,824
Schneider Electric SA	8,521	890,400
Societe Generale Series A	11,309	755,203
Television Francaise 1 SA	11,200	176,433
Total SA sponsored ADR	30,500	1,832,135
Unibail-Rodamco	2,276	505,569
Vallourec SA	1,180	187,013
TOTAL FRANCE		12,209,141
Germany - 1.4%
Aixtron AG	6,300	188,845
BASF AG	12,942	695,135
Bayerische Motoren Werke AG (BMW)	13,688	670,647
Daimler AG (Reg.)	5,085	245,250
Deutsche Boerse AG	7,798	632,510
Deutsche Post AG	27,660	467,882
Deutsche Postbank AG (a)	7,000	217,245
E.ON AG	13,039	500,603
HeidelbergCement AG	3,830	229,556
Linde AG	3,763	395,318
MAN SE	2,500	205,943
Metro AG	2,500	138,914
SAP AG	14,808	670,358
Siemens AG (Reg.)	8,719	784,884
TOTAL GERMANY		6,043,090
Greece - 0.3%
Alpha Bank AE (a)	20,400	398,961
Hellenic Telecommunications Organization SA	10,769	182,242
National Bank of Greece SA (a)	12,800	476,358
TOTAL GREECE		1,057,561
Hong Kong - 1.0%
BOC Hong Kong Holdings Ltd.	180,500	415,501
China Unicom (Hong Kong) Ltd. sponsored ADR	9,700	122,705
Esprit Holdings Ltd.	140,800	937,322
Hong Kong Exchange & Clearing Ltd.	26,800	471,762
Li & Fung Ltd.	164,000	682,087
Sun Hung Kai Properties Ltd.	40,000	606,036
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Swire Pacific Ltd. (A Shares)	68,000	$ 828,702
Techtronic Industries Co. Ltd.	258,000	207,256
TOTAL HONG KONG		4,271,371
India - 0.0%
Tata Steel Ltd.	11,540	114,152
Ireland - 0.8%
Covidien PLC	12,000	505,440
CRH PLC	19,452	475,454
Ingersoll-Rand Co. Ltd.	68,600	2,167,074
Ryanair Holdings PLC sponsored ADR (a)	3,900	106,353
TOTAL IRELAND		3,254,321
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,000	858,160
Italy - 0.4%
ENI SpA sponsored ADR	7,300	361,934
Fiat SpA (a)	44,100	659,337
Intesa Sanpaolo SpA	133,383	564,304
UniCredit SpA	72,566	244,537
TOTAL ITALY		1,830,112
Japan - 6.5%
Aisin Seiki Co. Ltd.	16,700	424,631
Ajinomoto Co., Inc.	47,000	441,149
Alps Electric Co. Ltd.	45,400	283,386
Aoyama Trading Co. Ltd.	11,900	190,713
Bridgestone Corp.	25,300	417,238
Canon, Inc.	23,100	870,984
Chuo Mitsui Trust Holdings, Inc.	81,000	299,747
Citizen Holdings Co. Ltd.	29,300	164,875
CyberAgent, Inc.	155	201,612
Daicel Chemical Industries Ltd.	91,000	549,554
Dainippon Screen Manufacturing Co. Ltd. (a)(d)	90,000	382,548
Daiwa House Industry Co. Ltd.	85,000	908,153
Denso Corp.	7,500	204,936
eAccess Ltd.	46	32,265
East Japan Railway Co.	8,000	512,339
Fuji Machine Manufacturing Co. Ltd.	6,500	85,782
Fujitsu Ltd.	21,000	123,672
Hitachi Transport System Ltd.	9,000	118,058
Honda Motor Co. Ltd.	13,300	410,816
Common Stocks - continued
	Shares	Value
Japan - continued
Inpex Corp.	11	$ 89,834
JSR Corp.	30,000	585,134
JTEKT Corp.	38,000	401,449
Kansai Paint Co. Ltd.	10,000	84,622
Kanto Denka Kogyo Co. Ltd.	31,000	252,486
Kappa Create Co. Ltd.	8,000	180,695
Kobayashi Pharmaceutical Co. Ltd.	7,500	322,804
Kuraray Co. Ltd.	70,000	722,678
Matsumotokiyoshi Holdings Co. Ltd.	6,000	137,746
Mitsubishi Corp.	11,300	239,577
Mitsubishi Tanabe Pharma Corp.	36,000	459,629
Mitsubishi UFJ Financial Group, Inc.	153,400	817,116
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,150	153,405
Mitsui & Co. Ltd.	32,700	429,471
Mitsui O.S.K. Lines Ltd.	45,000	261,307
Mitsui Sumitomo Insurance Group Holdings, Inc.	30,200	703,036
NHK Spring Co. Ltd.	14,000	109,318
Nichicon Corp.	4,500	44,987
Nippon Building Fund, Inc.	41	336,096
Nippon Electric Glass Co. Ltd.	73,000	786,097
Nippon Sheet Glass Co. Ltd.	124,000	365,402
Nippon Steel Corp.	77,000	293,773
Nippon Telegraph & Telephone Corp.	600	24,759
Nippon Television Network Corp.	5,050	658,185
Nissan Motor Co. Ltd.	95,300	689,643
Nitori Co. Ltd.	2,900	235,857
Nomura Holdings, Inc.	46,500	327,761
Nomura Real Estate Office Fund, Inc.	26	160,656
NPC, Inc.	2,600	66,439
NSK Ltd.	63,000	366,035
NTT DoCoMo, Inc.	740	1,073,255
Okinawa Cellular Telephone Co.	56	103,726
ORIX Corp.	5,620	363,043
Osaka Securities Exchange Co. Ltd.	52	249,554
Park24 Co. Ltd.	21,600	240,945
Rakuten, Inc.	417	285,599
Ricoh Co. Ltd.	5,000	67,955
ROHM Co. Ltd.	3,800	252,018
Sankyo Co. Ltd. (Gunma)	5,800	331,314
Sega Sammy Holdings, Inc.	17,900	254,166
Shin-Etsu Chemical Co., Ltd.	9,900	525,039
Shinko Electric Industries Co.Ltd.	13,300	198,099
Common Stocks - continued
	Shares	Value
Japan - continued
Shionogi & Co. Ltd.	9,200	$ 198,469
SKY Perfect JSAT Holdings, Inc.	697	318,727
SMC Corp.	3,600	411,159
Softbank Corp.	12,000	282,782
Sony Corp.	11,600	342,553
Stanley Electric Co. Ltd.	25,400	497,373
Sumco Corp.	5,100	97,331
Sumitomo Corp.	41,700	404,834
Sumitomo Electric Industries Ltd.	49,200	597,064
Sumitomo Mitsui Financial Group, Inc.	21,200	720,631
Taiyo Yuden Co. Ltd.	11,000	123,771
TDK Corp.	8,500	488,742
THK Co. Ltd.	16,100	278,220
Toda Corp.	41,000	136,682
Tokai Carbon Co. Ltd.	26,000	125,504
Tokuyama Corp.	24,000	150,815
Tokyo Ohka Kogyo Co. Ltd.	3,800	73,217
Toshiba Corp.	116,000	663,017
Toyota Motor Corp.	17,400	686,937
West Japan Railway Co.	73	258,709
TOTAL JAPAN		27,729,705
Luxembourg - 0.0%
ArcelorMittal SA (Netherlands)	4,520	152,849
Netherlands - 1.1%
Akzo Nobel NV	8,587	508,986
ASML Holding NV:
(Netherlands)	15,000	404,484
(NY Shares)	12,000	323,280
Heineken NV (Bearer)	9,700	429,863
James Hardie Industries NV unit (a)	83,740	530,563
Koninklijke KPN NV	39,108	710,735
Koninklijke Philips Electronics NV	20,900	524,990
QIAGEN NV (a)	28,000	583,240
TNT NV	2,000	53,211
Unilever NV (Certificaten Van Aandelen) unit	24,200	748,020
TOTAL NETHERLANDS		4,817,372
Netherlands Antilles - 0.2%
Schlumberger Ltd.	13,000	808,600
Norway - 0.2%
DnB NOR ASA (a)	39,000	449,180
Common Stocks - continued
	Shares	Value
Norway - continued
Pronova BioPharma ASA (a)	16,900	$ 52,535
Telenor ASA (a)	32,400	419,563
TOTAL NORWAY		921,278
Papua New Guinea - 0.2%
Lihir Gold Ltd.	72,428	198,037
Oil Search Ltd.	100,938	523,327
TOTAL PAPUA NEW GUINEA		721,364
Singapore - 0.6%
Avago Technologies Ltd.	4,000	60,000
CapitaLand Ltd.	224,500	650,862
Keppel Corp. Ltd.	46,000	264,300
Olam International Ltd.	182,000	349,279
Raffles Education Corp. Ltd.	530,629	186,252
Singapore Exchange Ltd.	38,000	215,285
United Overseas Bank Ltd.	73,000	874,822
TOTAL SINGAPORE		2,600,800
South Africa - 0.1%
Impala Platinum Holdings Ltd.	11,000	245,414
Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA	22,875	408,863
Banco Santander SA	66,641	1,072,332
Grupo Ferrovial SA	4,100	170,503
Inditex SA	9,813	577,613
Telefonica SA sponsored ADR	22,200	1,863,246
TOTAL SPAIN		4,092,557
Sweden - 0.5%
H&M Hennes & Mauritz AB (B Shares)	11,013	625,517
Modern Times Group MTG AB (B Shares)	8,200	355,598
Sandvik AB	28,200	311,487
Skandinaviska Enskilda Banken AB (A Shares) (a)	49,700	301,025
Swedbank AB (A Shares)	28,946	249,341
Telefonaktiebolaget LM Ericsson (B Shares)	14,000	146,260
TOTAL SWEDEN		1,989,228
Switzerland - 1.8%
Actelion Ltd. (Reg.) (a)	6,821	376,581
Credit Suisse Group (Reg.)	17,847	953,864
Nestle SA (Reg.)	41,255	1,922,633
Nobel Biocare Holding AG (Switzerland)	8,965	255,119
Common Stocks - continued
	Shares	Value
Switzerland - continued
Noble Corp.	8,000	$ 325,920
Roche Holding AG (participation certificate)	9,735	1,562,571
Schindler Holding AG (participation certificate)	3,753	257,125
Sonova Holding AG	3,680	379,441
Swiss Reinsurance Co. (Reg.)	9,421	385,801
Transocean Ltd. (a)	1,800	151,038
UBS AG:
(For. Reg.) (a)	51,275	854,831
(NY Shares) (a)	2,545	42,222
TOTAL SWITZERLAND		7,467,146
Turkey - 0.0%
Turkiye Is Bankasi AS Series C	47,000	179,747
United Kingdom - 5.6%
Anglo American PLC (United Kingdom) (a)	26,955	980,242
Barclays PLC	174,864	916,781
Barclays PLC Sponsored ADR	40,000	836,000
Barratt Developments PLC (a)	40,100	88,945
Bellway PLC	13,700	164,421
BG Group PLC	52,013	900,917
Bovis Homes Group PLC	18,600	125,784
BP PLC	90,400	847,354
BP PLC sponsored ADR	15,500	877,610
British Airways PLC (a)	16,500	49,249
British American Tobacco PLC sponsored ADR	3,000	192,690
British Land Co. PLC	31,392	243,369
British Sky Broadcasting Group PLC	26,100	228,396
BT Group PLC	215,600	462,175
Burberry Group PLC	23,400	207,074
Cairn Energy PLC (a)	7,440	322,720
Carphone Warehouse Group PLC	73,500	222,158
Centrica PLC	154,828	631,170
Debenhams PLC	90,715	116,021
easyJet PLC (a)	17,500	103,462
HSBC Holdings PLC sponsored ADR	67,522	3,740,044
InterContinental Hotel Group PLC	22,229	286,490
ITV PLC	589,900	414,033
Kesa Electricals PLC	140,200	305,910
Man Group PLC	70,529	358,963
Misys PLC	82,800	281,534
Mothercare PLC	24,700	233,582
Reckitt Benckiser Group PLC	15,624	778,523
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Redrow PLC (a)	55,800	$ 129,174
Rio Tinto PLC (Reg.)	20,898	924,206
Royal Dutch Shell PLC Class A (United Kingdom)	74,637	2,214,280
Segro PLC	65,990	382,449
Serco Group PLC	33,846	280,898
Standard Chartered PLC (United Kingdom)	46,734	1,151,302
Taylor Wimpey PLC (a)	337,373	205,053
Tesco PLC	129,455	865,779
The Game Group PLC	51,100	124,334
Tomkins PLC	87,200	240,660
Vodafone Group PLC	302,821	667,589
Vodafone Group PLC sponsored ADR	30,300	672,357
Wm Morrison Supermarkets PLC	74,915	344,387
Wolseley PLC (a)	21,068	428,217
Xstrata PLC	21,988	318,582
TOTAL UNITED KINGDOM		23,864,884
United States of America - 23.4%
3M Co.	6,500	478,205
Agilent Technologies, Inc.	25,600	633,344
Albemarle Corp.	6,000	189,480
Allergan, Inc.	1,900	106,875
Allscripts-Misys Healthcare Solutions, Inc.	3,000	58,500
Amazon.com, Inc. (a)	11,100	1,318,791
American Express Co.	98,000	3,414,320
Anadarko Petroleum Corp.	43,500	2,650,455
Apple, Inc. (a)	22,500	4,241,250
Applied Micro Circuits Corp. (a)	12,000	93,840
Ardea Biosciences, Inc. (a)	5,800	78,300
Arena Resources, Inc. (a)	6,200	231,012
Armstrong World Industries, Inc. (a)	21,000	782,250
Autoliv, Inc.	3,100	104,098
Avon Products, Inc.	6,000	192,300
Ball Corp.	7,000	345,310
BioCryst Pharmaceuticals, Inc. (a)	8,000	71,440
Blue Coat Systems, Inc. (a)	8,000	178,240
BMC Software, Inc. (a)	12,044	447,555
Bruker BioSciences Corp. (a)	38,000	411,920
C.H. Robinson Worldwide, Inc.	9,000	495,990
Cameron International Corp. (a)	3,000	110,910
CareFusion Corp. (a)	22,000	492,140
Caterpillar, Inc.	8,000	440,480
Common Stocks - continued
	Shares	Value
United States of America - continued
Celanese Corp. Class A	102,000	$ 2,799,900
Cerner Corp. (a)	7,000	532,280
Cisco Systems, Inc. (a)	129,200	2,952,220
Citrix Systems, Inc. (a)	56,000	2,058,560
CME Group, Inc.	4,100	1,240,701
Coach, Inc.	4,000	131,880
Comerica, Inc.	52,000	1,443,000
CONSOL Energy, Inc.	1,000	42,810
CSX Corp.	83,000	3,500,940
Cummins, Inc.	24,000	1,033,440
Dendreon Corp. (a)	17,000	429,590
Dow Chemical Co.	22,000	516,560
DSW, Inc. Class A (a)	36,000	691,200
eBay, Inc. (a)	43,000	957,610
ebix.com, Inc. (a)	2,000	123,200
ENSCO International, Inc.	3,000	137,370
Express Scripts, Inc. (a)	41,500	3,316,680
FedEx Corp.	5,000	363,450
Franklin Resources, Inc.	1,700	177,871
Freeport-McMoRan Copper & Gold, Inc.	5,900	432,824
G-III Apparel Group Ltd. (a)	17,000	272,170
Genworth Financial, Inc. Class A	12,000	127,440
Goldman Sachs Group, Inc.	10,000	1,701,700
Google, Inc. Class A (a)	8,300	4,449,796
Harley-Davidson, Inc.	25,000	623,000
Henry Schein, Inc. (a)	1,000	52,830
Hewlett-Packard Co.	51,000	2,420,460
ImmunoGen, Inc. (a)	19,000	127,110
Informatica Corp. (a)	15,000	318,450
Intel Corp.	10,000	191,100
iRobot Corp. (a)	18,000	240,660
J. Crew Group, Inc. (a)	7,000	285,460
Johnson Controls, Inc.	12,027	287,686
JPMorgan Chase & Co.	94,300	3,938,911
Kennametal, Inc.	7,000	164,920
King Pharmaceuticals, Inc. (a)	7,000	70,910
Lam Research Corp. (a)	24,000	809,280
Life Technologies Corp. (a)	47,000	2,216,990
Lubrizol Corp.	17,500	1,164,800
M&T Bank Corp. (d)	5,500	345,675
Mako Surgical Corp. (a)	22,000	199,100
Massey Energy Co.	2,000	58,180
Common Stocks - continued
	Shares	Value
United States of America - continued
McKesson Corp.	14,000	$ 822,220
Medco Health Solutions, Inc. (a)	12,000	673,440
Micromet, Inc. (a)	25,000	127,750
Morgan Stanley	89,300	2,868,316
National Oilwell Varco, Inc. (a)	20,000	819,800
NetApp, Inc. (a)	7,000	189,350
Norfolk Southern Corp.	17,000	792,540
NVIDIA Corp. (a)	4,000	47,840
Occidental Petroleum Corp.	54,000	4,097,520
Oil States International, Inc. (a)	11,000	378,840
Oshkosh Co.	4,100	128,166
Owens-Illinois, Inc. (a)	7,000	223,160
Peabody Energy Corp.	6,000	237,540
Pfizer, Inc.	28,700	488,761
Philip Morris International, Inc.	24,000	1,136,640
PMC-Sierra, Inc. (a)	14,000	119,280
Polaris Industries, Inc.	12,000	504,840
Polo Ralph Lauren Corp. Class A	2,000	148,840
Precision Castparts Corp.	15,000	1,432,950
Pride International, Inc. (a)	26,100	771,516
Range Resources Corp.	6,000	300,300
Raytheon Co. warrants 6/16/11 (a)	112	1,056
Red Hat, Inc. (a)	9,000	232,290
Republic Services, Inc.	2,000	51,820
Rockwell Automation, Inc.	1,000	40,950
Ross Stores, Inc.	27,000	1,188,270
Schweitzer-Mauduit International, Inc.	5,000	258,250
Smith International, Inc.	32,000	887,360
Solera Holdings, Inc.	15,000	483,300
Southwestern Energy Co. (a)	9,000	392,220
Starbucks Corp. (a)	11,000	208,780
Starwood Hotels & Resorts Worldwide, Inc.	12,000	348,720
SVB Financial Group (a)	2,000	82,500
Taleo Corp. Class A (a)	3,000	65,220
Targacept, Inc. (a)	3,000	56,250
Teradyne, Inc. (a)	119,000	996,030
TETRA Technologies, Inc. (a)	17,000	160,820
The Coca-Cola Co.	15,700	836,967
The Walt Disney Co.	37,000	1,012,690
TIBCO Software, Inc. (a)	1,000	8,750
TJX Companies, Inc.	47,000	1,755,450
U.S. Bancorp, Delaware	9,400	218,268
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	91,100	$ 5,023,254
United Therapeutics Corp. (a)	5,600	238,224
Unum Group	2,000	39,900
Verisk Analytics, Inc.	2,700	74,061
VF Corp.	3,000	213,120
Viacom, Inc. Class B (non-vtg.) (a)	51,900	1,431,921
Virgin Media, Inc.	19,900	278,003
Visa, Inc. Class A	9,500	719,720
Walgreen Co.	57,000	2,156,310
WD-40 Co.	2,000	62,980
WebMD Health Corp. Class A (a)	14,220	484,333
Wells Fargo & Co.	5,800	159,616
Wilmington Trust Corp., Delaware	44,000	530,200
WMS Industries, Inc. (a)	35,000	1,399,300
Wyndham Worldwide Corp.	30,953	527,749
TOTAL UNITED STATES OF AMERICA		99,449,980
TOTAL COMMON STOCKS (Cost $221,961,829)		240,917,055
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.1%
ProSiebenSat.1 Media AG	31,500	328,649
Italy - 0.1%
Fondiaria-Sai SpA (Risparmio Shares)	18,200	223,899
Telecom Italia SpA (Risparmio Shares)	168,100	185,649
TOTAL ITALY		409,548
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $734,857)		738,197
Corporate Bonds - 15.8%
		Principal Amount (i)
Convertible Bonds - 0.3%
Bermuda - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12		$ 250,000	464,400
Corporate Bonds - continued
		Principal Amount (i)	Value
Convertible Bonds - continued
United States of America - 0.2%
Hertz Global Holdings, Inc. 5.25% 6/1/14		$ 300,000	$ 409,871
Micron Technology, Inc. 4.25% 10/15/13		140,000	212,625
TOTAL UNITED STATES OF AMERICA			622,496
TOTAL CONVERTIBLE BONDS			1,086,896
Nonconvertible Bonds - 15.5%
Australia - 1.0%
Australia & New Zealand Banking Group Ltd. 0.4806% 4/28/15 (f)		200,000	194,060
Commonwealth Bank of Australia:
0.92% 3/17/15 (f)	EUR	100,000	142,996
5% 10/15/19 (Reg. S)		370,000	371,660
5.5% 8/6/19	EUR	400,000	609,946
Didon Tunisia Pty. Ltd. 3.7997% 3/13/12 (e)(f)		100,000	86,000
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	357,756
QBE Insurance Group Ltd. 6.125% 9/28/15	GBP	200,000	336,783
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	311,045
St. George Bank Ltd. 1.038% 3/11/15 (f)	EUR	350,000	490,887
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	369,988
5% 10/21/19	GBP	300,000	491,269
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	574,982
TOTAL AUSTRALIA			4,337,372
Belgium - 0.1%
Fortis Banque SA 4.625% (Reg. S) (f)	EUR	200,000	229,806
Bermuda - 0.0%
MPF Corp. (Norway) AS 8.275% 9/20/11 (c)(e)(f)		300,000	3,000
Northern Offshore Ltd. 4.7997% 6/14/10 (e)(f)		100,000	92,000
TOTAL BERMUDA			95,000
Canada - 0.5%
Nexen, Inc. 7.5% 7/30/39		300,000	331,312
NOVA Chemicals Corp. 8.625% 11/1/19 (e)		180,000	182,475
Ontario Province 4.2% 3/8/18	CAD	1,800,000	1,702,989
TOTAL CANADA			2,216,776
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
Cayman Islands - 0.4%
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		$ 400,000	$ 451,128
MUFG Capital Finance 5 Ltd. 6.299% (f)	GBP	300,000	403,041
SMFG Finance Ltd. 6.164% (Reg. S) (f)	GBP	300,000	386,964
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	238,126
TOTAL CAYMAN ISLANDS			1,479,259
Cyprus - 0.0%
Remedial Cyprus PCL 5.5331% 3/28/12 (e)(f)		100,000	49,000
France - 1.1%
BNP Paribas SA:
0.6069% 11/23/15 (f)		200,000	195,296
8.667% (f)	EUR	100,000	153,777
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (f)	EUR	50,000	55,257
Compagnie de St. Gobain:
0.991% 4/11/12 (f)	EUR	175,000	248,490
6% 5/20/13	EUR	50,000	78,930
Credit Agricole SA 4.13% (f)	EUR	200,000	242,385
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	391,237
Credit Logement SA:
1.373% (f)	EUR	150,000	156,720
4.604% (f)	EUR	250,000	310,251
EDF SA 6.95% 1/26/39 (e)		250,000	302,970
Electricite de France 6.125% 6/2/34	GBP	100,000	182,259
Lafarge SA 8.75% 5/30/17	GBP	250,000	471,002
Natixis SA 0.983% 1/26/17 (f)	EUR	100,000	127,823
Societe Generale 0.984% 6/7/17 (f)	EUR	100,000	139,385
Societe Generale SCF 4% 7/7/16	EUR	450,000	683,865
TPSA Eurofinance France SA 6% 5/22/14	EUR	100,000	159,747
Veolia Environnement 6.125% 10/29/37	GBP	200,000	347,448
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	315,498
TOTAL FRANCE			4,562,340
Germany - 0.4%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (f)	EUR	250,000	307,591
Commerzbank AG:
4.125% 9/13/16 (f)	EUR	300,000	410,916
5.625% 11/29/17 (f)	EUR	100,000	142,982
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
Germany - continued
Deutsche Boerse AG 7.5% 6/13/38 (f)	EUR	200,000	$ 296,968
Hella KGaA Hueck & Co. 7.25% 10/20/14	EUR	75,000	108,435
Volkswagen Leasing GmbH 4.875% 10/18/12	EUR	250,000	385,870
TOTAL GERMANY			1,652,762
India - 0.1%
Export-Import Bank of India 0.8813% 6/7/12 (f)	JPY	40,000,000	427,695
ICICI Bank Ltd. 0.8244% 1/12/10 (Reg. S) (f)		125,000	124,253
TOTAL INDIA			551,948
Ireland - 0.3%
Allied Irish Banks PLC 5.25% 3/10/25 (f)	GBP	160,000	179,445
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	321,694	392,913
Iberdrola Finance Ireland Ltd.:
3.8% 9/11/14 (Reg. S)		200,000	201,804
5% 9/11/19 (Reg. S)		200,000	201,945
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	396,928
TOTAL IRELAND			1,373,035
Italy - 0.5%
Assicurazioni Generali SpA 5.125% 9/16/24	EUR	250,000	370,564
Banca Italease SpA 1.099% 2/2/10 (f)	EUR	400,000	585,815
Intesa Sanpaolo SpA:
5% 9/23/19	EUR	350,000	515,030
6.375% 11/12/17 (f)	GBP	150,000	255,160
Telecom Italia SpA:
6.75% 3/21/13	EUR	150,000	242,157
8.25% 3/21/16	EUR	200,000	356,415
TOTAL ITALY			2,325,141
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (f)	EUR	250,000	246,520
Korea (South) - 0.4%
Export-Import Bank of Korea 5.875% 1/14/15		200,000	210,808
Kookmin Bank 5.875% 6/11/12		200,000	214,081
Korea Hydro & Nuclear Power Co. Ltd. 6.25% 6/17/14		300,000	321,156
National Agricultural Cooperative Federation 5% 9/30/14 (Reg. S)		200,000	203,566
Shinhan Bank:
5.663% 3/2/35 (f)		350,000	294,413
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
Korea (South) - continued
Shinhan Bank: - continued
6% 6/29/12 (Reg. S)		$ 300,000	$ 313,327
Woori Bank 7.63% 4/14/15 (e)		250,000	265,057
TOTAL KOREA (SOUTH)			1,822,408
Luxembourg - 0.7%
ArcelorMittal SA 9% 2/15/15		250,000	288,618
Enel Finance International SA 6% 10/7/39 (Reg. S)		400,000	409,209
Evraz Group SA 8.25% 11/10/15 (Reg. S)		200,000	194,500
Gaz Capital SA (Luxembourg):
6.212% 11/22/16 (Reg. S)		250,000	244,033
6.58% 10/31/13	GBP	100,000	162,975
7.51% 7/31/13 (Reg S.)		200,000	213,598
Glencore Finance (Europe) SA:
6.5% 2/27/19	GBP	200,000	312,349
7.125% 4/23/15	EUR	150,000	233,383
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (f)		800,000	768,000
Russian Standard Finance SA 7.5% 10/7/10 (Reg. S)		100,000	95,625
TOTAL LUXEMBOURG			2,922,290
Malaysia - 0.1%
Petronas Capital Ltd. 5.25% 8/12/19 (Reg. S)		400,000	399,975
Multi-National - 0.1%
Eurasian Development Bank 7.375% 9/29/14 (Reg. S)		200,000	207,000
Netherlands - 1.2%
Allianz Finance II BV 4.75% 7/22/19	EUR	100,000	153,079
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	325,000	503,182
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	340,795	248,074
Deutsche Telekom International Financial BV 6.5% 4/8/22	GBP	300,000	524,851
Eureko BV 5.125% (f)	EUR	600,000	662,198
ING Bank NV 4.75% 5/27/19	EUR	700,000	1,095,015
Invitel Holdings NN 9.246% 4/15/13 (Reg. S) (f)	EUR	245,715	192,092
KBC IFIMA NV 4.5% 9/17/14	EUR	250,000	373,557
Koninklijke KPN NV 5.75% 9/17/29	GBP	250,000	406,419
Media Nusantara Citra BV 10.75% 9/12/11		148,958	128,402
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
Netherlands - continued
Rabobank Nederland:
0.856% 7/28/15 (f)	EUR	150,000	$ 213,197
5.875% 5/20/19	EUR	350,000	565,890
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (f)	GBP	150,000	233,506
TOTAL NETHERLANDS			5,299,462
Norway - 0.6%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	308,635
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,058,156
Petrolia Drilling ASA 12% 6/20/12 (e)	NOK	500,000	43,660
TOTAL NORWAY			2,410,451
Portugal - 0.1%
Banco Comercial Portugues SA 3.75% 10/8/16	EUR	400,000	587,343
Russia - 0.0%
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	200,080
Spain - 0.4%
Banco Santander SA 3.875% 5/27/14	EUR	300,000	456,845
Mapfre SA 5.921% 7/24/37 (f)	EUR	450,000	566,007
Santander Issuances SA Unipersonal 1.108% 7/25/17 (f)	EUR	150,000	206,259
Telefonica Emisiones SAU:
5.431% 2/3/14	EUR	200,000	316,398
5.888% 1/31/14	GBP	100,000	173,878
TOTAL SPAIN			1,719,387
Sweden - 0.0%
Svenska Handelsbanken AB 0.449% 3/15/16 (f)		200,000	189,646
Switzerland - 0.1%
UBS AG London Branch 3% 10/6/14	EUR	150,000	219,725
Thailand - 0.0%
True Move Co. Ltd. 10.75% 12/16/13 (Reg. S)		200,000	191,000
United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC 4.75% 9/15/14 (Reg. S)		300,000	301,500
Emirates Bank International PJSC 4.7806% 4/30/12 (f)		229,000	225,556
Nakheel Development Ltd. 3.1725% 12/14/09		150,000	162,750
TOTAL UNITED ARAB EMIRATES			689,806
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United Kingdom - 2.8%
3i Group PLC 1.003% 6/8/12 (f)	EUR	400,000	$ 515,272
BAA Funding Ltd.:
4.6% 2/15/20 (Reg. S) (f)	EUR	150,000	195,260
5.85% 11/27/15 (Reg. S) (f)	GBP	50,000	80,296
9.2% 3/29/23 (f)	GBP	50,000	92,310
Bank of Scotland 6.375% 8/16/19	GBP	400,000	571,235
Barclays Bank PLC:
0.4831% 6/27/16 (e)(f)		100,000	88,237
0.5931% 5/25/15 (f)		300,000	282,236
5.2% 7/10/14		300,000	319,897
6.75% 1/16/23 (f)	GBP	300,000	500,066
14% (f)	GBP	100,000	214,698
BAT International Finance PLC 8.125% 11/15/13		200,000	229,058
BG Energy Capital PLC 3.375% 7/15/13	EUR	150,000	223,805
Broadgate PLC 1.3431% 10/5/25 (f)	GBP	32,750	34,950
Credit Suisse London Branch 4.75% 8/5/19	EUR	300,000	452,584
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	246,885
8.375% 2/17/16	EUR	600,000	1,042,038
Legal & General Group PLC 4% 6/8/25 (f)	EUR	150,000	187,002
Marks & Spencer PLC 7.125% 12/1/37 (e)		200,000	190,566
Motability Operations Group PLC 5.25% 9/28/16	GBP	200,000	329,390
Nationwide Building Society:
0.982% 12/22/16 (f)	EUR	150,000	181,468
3.375% 8/17/15 (f)	EUR	455,000	621,669
Northern Rock PLC 0.3834% 10/21/10 (f)		250,000	234,255
Old Mutual PLC:
4.5% 1/18/17 (f)	EUR	150,000	180,449
5% 1/21/16 (f)	GBP	50,000	70,868
7.125% 10/19/16	GBP	200,000	327,129
Prudential PLC 6.125% 12/19/31	GBP	110,000	163,974
Rexam PLC 4.375% 3/15/13	EUR	250,000	369,473
Royal Bank of Scotland PLC:
0.4844% 4/11/16 (f)		250,000	202,719
5.75% 5/21/14	EUR	250,000	391,424
6.934% 4/9/18	EUR	300,000	443,298
Scottish & Southern Energy PLC 6.25% 8/27/38	GBP	150,000	275,929
Society of Lloyd's 6.875% 11/17/25 (f)	GBP	200,000	333,739
Standard Chartered Bank:
3.3263% 2/3/15 (f)		100,000	97,463
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Standard Chartered Bank: - continued
5.875% 9/26/17 (Reg. S)	EUR	250,000	$ 386,372
Tesco PLC 5.125% 2/24/15	EUR	150,000	236,210
UBS AG Jersey Branch:
0.4341% 4/18/16 (f)		100,000	86,205
1.023% 11/17/15 (f)	EUR	350,000	483,094
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	160,690
Ukrsotsbank 8% 2/22/10 (Issued by Credit Suisse First Boston International for Ukrsotsbank)		100,000	98,529
Vodafone Group PLC:
0.66% 2/27/12 (f)		160,000	158,830
6.25% 1/15/16	EUR	200,000	328,441
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	181,478
TOTAL UNITED KINGDOM			11,809,491
United States of America - 4.3%
Altria Group, Inc.:
8.5% 11/10/13		210,000	243,645
9.25% 8/6/19		400,000	484,962
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20 (Reg. S)		340,000	345,646
BA Covered Bond Issuer 4.125% 4/5/12	EUR	1,700,000	2,556,971
Bank of America Corp.:
4.75% 5/6/19	EUR	250,000	334,535
6.125% 9/15/21	GBP	250,000	413,057
7.375% 5/15/14		115,000	128,761
7.625% 6/1/19		285,000	328,865
BSP Finance BV 10.75% 11/1/11		100,000	75,050
CenturyTel, Inc. 7.6% 9/15/39		105,000	102,733
Citigroup, Inc. 4.25% 2/25/30 (f)	EUR	350,000	366,896
ConocoPhillips 6% 1/15/20		350,000	385,277
COX Communications, Inc. 8.375% 3/1/39 (e)		250,000	299,716
Credit Suisse First Boston New York Branch 5% 5/15/13		400,000	426,972
Dominion Resources, Inc. 6.3% 9/30/66 (f)		190,000	164,350
Dow Chemical Co. 8.55% 5/15/19		280,000	319,654
General Electric Capital Corp. 5.9% 5/13/14		160,000	175,112
General Electric Co. 5.25% 12/6/17		200,000	208,069
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	301,689
Goldman Sachs Group, Inc.:
6% 5/1/14		150,000	164,905
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United States of America - continued
Goldman Sachs Group, Inc.: - continued
6.15% 4/1/18		$ 200,000	$ 213,123
HVB Funding Trust VIII 7.055% (f)	EUR	500,000	632,156
JPMorgan Chase & Co. 5.25% 5/8/13	EUR	250,000	394,008
KeyBank NA:
0.979% 11/21/11 (f)	EUR	50,000	61,554
1.053% 2/9/12 (f)	EUR	220,000	240,300
Liberty Mutual Group, Inc. 5.75% 3/15/14 (e)		250,000	236,693
Merck & Co., Inc. 5.85% 6/30/39		300,000	326,420
Merrill Lynch & Co., Inc.:
4.625% 10/2/13	EUR	260,000	385,571
6.15% 4/25/13		500,000	535,978
6.75% 5/21/13	EUR	150,000	236,807
Morgan Stanley 1.039% 7/20/12 (f)	EUR	430,000	606,583
Pemex Project Funding Master Trust 5.5% 2/24/25 (Reg. S)	EUR	300,000	385,068
Pfizer, Inc.:
3.625% 6/3/13	EUR	150,000	226,044
5.35% 3/15/15		300,000	331,235
5.75% 6/3/21	EUR	150,000	248,799
6.2% 3/15/19		300,000	341,553
Plains All American Pipeline LP 8.75% 5/1/19		100,000	121,383
PPL Energy Supply LLC 6.5% 5/1/18		160,000	170,828
Roche Holdings, Inc. 6% 3/1/19 (e)		150,000	167,334
SLM Corp. 0.973% 12/15/10 (f)	EUR	200,000	265,844
Southeast Supply Header LLC 4.85% 8/15/14 (e)		300,000	305,744
Sprint Capital Corp. 8.75% 3/15/32		325,000	281,125
Time Warner Cable, Inc.:
6.75% 6/15/39		350,000	370,692
8.25% 2/14/14		200,000	234,566
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	312,213
US Bank NA, Cincinnati 4.375% 2/28/17 (f)	EUR	450,000	616,824
Verizon Wireless Capital LLC 5.55% 2/1/14 (Reg. S)		400,000	435,843
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	818,833
WEA Finance LLC/WT Finance Australia Pty. Ltd. 5.75% 9/2/15 (e)		400,000	402,144
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United States of America - continued
Wells Fargo & Co. 3.75% 10/1/14		$ 300,000	$ 299,902
Xerox Corp. 8.25% 5/15/14		100,000	115,218
TOTAL UNITED STATES OF AMERICA			18,147,250
TOTAL NONCONVERTIBLE BONDS			65,934,273
TOTAL CORPORATE BONDS (Cost $62,269,472)			67,021,169
Government Obligations - 17.7%

Canada - 0.2%
Canadian Government 5.25% 6/1/12	CAD	850,000	855,393
France - 0.2%
French Republic 3.75% 10/25/19	EUR	600,000	896,959
Germany - 3.7%
German Federal Republic:
3.5% 7/4/19	EUR	1,650,000	2,479,241
4.25% 7/4/14	EUR	3,140,000	4,995,357
4.75% 7/4/40	EUR	1,900,000	3,172,838
5.625% 1/4/28	EUR	2,960,000	5,239,316
TOTAL GERMANY			15,886,752
Greece - 1.4%
Greek Government:
4.6% 9/20/40	EUR	2,850,000	3,694,548
5.5% 8/20/14	EUR	1,400,000	2,263,468
TOTAL GREECE			5,958,016
Ireland - 0.4%
Irish Republic 5.9% 10/18/19	EUR	1,000,000	1,614,158
Japan - 10.4%
Japan Government:
0.8% 12/15/09	JPY	952,000,000	10,584,007
0.9% 6/20/13	JPY	110,000,000	1,240,271
1.3% 3/20/15	JPY	1,040,000,000	11,894,527
1.7% 12/20/16	JPY	136,600,000	1,589,923
1.9% 6/20/16	JPY	855,000,000	10,101,938
Government Obligations - continued
		Principal Amount (i)	Value
Japan - continued
Japan Government: - continued
1.9% 3/20/29	JPY	208,000,000	$ 2,235,387
2.2% 9/20/39	JPY	210,000,000	2,298,171
2.5% 9/20/36	JPY	350,000,000	4,111,927
TOTAL JAPAN			44,056,151
United States of America - 1.4%
Federal Home Loan Bank 3.625% 10/18/13		300,000	317,258
Freddie Mac 2.125% 9/21/12		650,000	660,785
U.S. Treasury Bonds 3.5% 2/15/39		950,000	832,734
U.S. Treasury Inflation-Indexed Notes 2% 7/15/14		3,091,338	3,262,113
U.S. Treasury Notes:
2.375% 8/31/14		100,000	100,508
2.375% 9/30/14		200,000	200,796
3.625% 8/15/19		550,000	560,570
TOTAL UNITED STATES OF AMERICA			5,934,764
TOTAL GOVERNMENT OBLIGATIONS (Cost $67,135,761)			75,202,193
Asset-Backed Securities - 0.4%

Clock Finance BV Series 2007-1 Class B2, 1.069% 2/25/15 (f)	EUR	100,000	100,065
Leek Finance PLC Series 2005-15X Class BA, 0.9131% 3/21/37 (f)	GBP	100,000	60,894
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 1.024% 1/30/40 (f)	EUR	50,000	70,230
Class D, 1.224% 1/30/40 (f)	EUR	100,000	138,399
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 1.024% 1/30/40 (f)	EUR	50,000	70,230
Class C, 1.224% 1/30/40 (f)	EUR	50,000	69,200
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.458% 3/10/17 (f)	EUR	100,000	26,002
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	250,000	415,704
TS Co.mit One GmbH Series 1 Class C, 1.041% 6/29/13 (f)	EUR	78,654	57,872
VCL No. 11 Ltd. Class A, 1.529% 8/21/15 (f)	EUR	200,000	294,590
Asset-Backed Securities - continued
		Principal Amount (i)	Value
Volkswagen Car Lease Series 9 Class B, 0.61% 10/21/13 (f)	EUR	250,000	$ 359,525
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 1.4938% 10/25/45 (f)	GBP	70,098	9,207
TOTAL ASSET-BACKED SECURITIES (Cost $2,101,716)			1,671,918
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.143% 2/17/52 (f)	EUR	100,000	115,741
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 0.973% 4/12/56 (f)	EUR	86,463	79,941
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.162% 7/15/40 (f)	EUR	150,000	196,452
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $449,958)			392,134
Commercial Mortgage Securities - 0.3%

France - 0.0%
Paris Prime Community Real Estate Series 2006-1 Class B, 0.987% 4/22/14 (e)(f)	EUR	72,109	74,278
Ireland - 0.1%
European Property Capital 4 PLC Class C, 0.8588% 7/20/14 (f)	GBP	41,701	24,989
German Residential Asset Note Distributor PLC Series 1 Class A, 0.979% 7/20/16 (f)	EUR	174,264	209,399
Rivoli Pan Europe PLC Series 2006-1 Class B 1.1325% 8/3/18 (f)	EUR	100,000	80,332
TOTAL IRELAND			314,720
Japan - 0.0%
JLOC 37 LLC Series X Class B1, 0.72% 1/15/15 (f)	JPY	13,310,000	36,968
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.547% 7/22/43 (f)	EUR	100,000	64,704
United Kingdom - 0.2%
Eddystone Finance PLC Series 2006-1:
Class A2, 0.7868% 4/19/21 (f)	GBP	150,000	189,901
Class B, 0.9568% 4/19/21 (f)	GBP	100,000	110,321
Commercial Mortgage Securities - continued
		Principal Amount (i)	Value
United Kingdom - continued
Enterprise Inns PLC 6.5% 12/6/18	GBP	95,000	$ 129,454
London & Regional Debt Securitisation No. 1 PLC Class A, 0.7781% 10/15/14 (f)	GBP	100,000	131,584
REC Plantation Place Ltd. Series 5 Class A, 1.1444% 7/25/16 (f)	GBP	97,699	122,403
Theatre Hospitals PLC:
Series 2007-1 Class C, 1.2681% 10/15/31 (f)	GBP	49,140	22,590
Series 2007-2 Class D, 1.5181% 10/15/31 (f)	GBP	98,280	24,203
TOTAL UNITED KINGDOM			730,456
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,638,116)			1,221,126
Commercial Paper - 0.2%

Luxembourg - 0.2%
Gazprom ECP SA 3.3995% 12/18/09 (Cost $995,506)		1,000,000	999,313
Preferred Securities - 0.3%

Germany - 0.1%
BayernLB Capital Trust I 6.2032% (f)	650,000	283,402
Netherlands - 0.2%
Rabobank Nederland 11% (e)(f)	780,000	1,013,697
TOTAL PREFERRED SECURITIES (Cost $1,433,205)		1,297,099
International Equity Funds - 3.9%
	Shares
Fidelity Emerging Markets Equity Central Fund (g) (Cost $10,692,049)	100,500	16,816,665
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.20% (h)	11,793,360	11,793,360
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(h)	518,900	518,900
TOTAL MONEY MARKET FUNDS (Cost $12,312,260)		12,312,260
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.06%, dated 10/30/09 due 11/2/09 (Collateralized by U.S. Government Obligations) # (Cost $30,000)	$ 30,000	$ 30,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $381,754,729)		418,619,129
NET OTHER ASSETS - 1.5%		6,514,032
NET ASSETS - 100%		$ 425,133,161
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,802,571 or 0.9% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Principal amount is stated in United States dollars unless otherwise noted.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,000 due 11/02/09 at 0.06%
BNP Paribas Securities Corp.	$ 7,928
Credit Suisse Securities (USA) LLC	8,160
Deutsche Bank Securities, Inc.	2,616
HSBC Securities (USA), Inc.	1,189
ING Financial Markets LLC	2,378
J.P. Morgan Securities, Inc.	2,378
Mizuho Securities USA, Inc.	2,378
Societe Generale, New York Branch	2,973
$ 30,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 137,194
Fidelity Emerging Markets Equity Central Fund	224,549
Fidelity Securities Lending Cash Central Fund	36,141
Total	$ 397,884
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ -	$ 11,052,049	$ 495,252	$ 16,816,665	5.2%
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 99,449,980	$ 99,449,980	$ -	$ -
Japan	27,729,705	-	27,729,705	-
United Kingdom	23,864,884	20,046,779	3,818,105	-
Australia	14,173,441	-	14,173,441	-
France	12,209,141	9,756,185	2,452,956	-
Canada	11,363,065	11,363,065	-	-
Switzerland	7,467,146	5,658,451	1,808,695	-
Germany	6,371,739	4,671,247	1,700,492	-
Netherlands	4,817,372	3,357,335	1,460,037	-
Other	34,208,779	21,038,702	13,170,077	-
Corporate Bonds	67,021,169	-	67,018,169	3,000
Government Obligations	75,202,193	-	75,202,193	-
Asset-Backed Securities	1,671,918	-	1,604,839	67,079
Collateralized Mortgage Obligations	392,134	-	392,134	-
Commercial Mortgage Securities	1,221,126	-	1,121,859	99,267
Commercial Paper	999,313	-	999,313	-
Preferred Securities	1,297,099	-	1,297,099	-
International Equity Funds	16,816,665	16,816,665	-	-
Money Market Funds	12,312,260	12,312,260	-	-
Cash Equivalents	30,000	-	30,000	-
Total Investments in Securities	$ 418,619,129	$ 204,470,669	$ 213,979,114	$ 169,346
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 223,425
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(264,098)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	5,389
Transfers in/out of Level 3	204,630
Ending Balance	$ 169,346
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (180,979)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	1.4%
AAA,AA,A	26.9%
BBB	5.3%
BB	0.3%
B	0.0%
CCC,CC,C	0.3%
Not Rated	0.4%
Equities	60.7%
Short-Term Investments and Net Other Assets	4.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above table is based on the combined investments of the fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $67,735,229 of which $38,284,221 and $29,451,008 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2009

Assets
Investment in securities, at value (including securities loaned of $488,314 and repurchase agreements of $30,000) - See accompanying schedule: Unaffiliated issuers (cost $358,750,420)	$ 389,490,204
Fidelity Central Funds (cost $23,004,309)	29,128,925
Total Investments (cost $381,754,729)		$ 418,619,129
Cash		106,274
Receivable for investments sold		20,407,469
Receivable for fund shares sold		1,616,200
Dividends receivable		393,386
Interest receivable		1,855,291
Distributions receivable from Fidelity Central Funds		2,960
Prepaid expenses		1,761
Other receivables		25,602
Total assets		443,028,072

Liabilities
Payable for investments purchased	$ 16,488,258
Payable for fund shares redeemed	349,534
Accrued management fee	261,994
Distribution fees payable	1,823
Other affiliated payables	124,813
Other payables and accrued expenses	149,589
Collateral on securities loaned, at value	518,900
Total liabilities		17,894,911

Net Assets		$ 425,133,161
Net Assets consist of:
Paid in capital		$ 455,249,760
Undistributed net investment income		4,730,308
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(71,759,767)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,912,860
Net Assets		$ 425,133,161

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,911,842 ÷ 148,649 shares)	$ 19.59

Maximum offering price per share (100/94.25 of $19.59)	$ 20.79
Class T: Net Asset Value and redemption price per share ($981,213 ÷ 50,174 shares)	$ 19.56

Maximum offering price per share (100/96.50 of $19.56)	$ 20.27
Class B: Net Asset Value and offering price per share ($525,790 ÷ 26,985 shares)A	$ 19.48

Class C: Net Asset Value and offering price per share ($827,193 ÷ 42,450 shares)A	$ 19.49

Global Balanced: Net Asset Value, offering price and redemption price per share ($419,747,236 ÷ 21,395,044 shares)	$ 19.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($139,887 ÷ 7,124 shares)	$ 19.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2009

Investment Income
Dividends		$ 4,422,741
Interest		5,527,544
Income from Fidelity Central Funds		397,884
		10,348,169
Less foreign taxes withheld		(237,970)
Total income		10,110,199

Expenses
Management fee	$ 2,554,942
Transfer agent fees	1,062,583
Distribution fees	6,021
Accounting and security lending fees	185,613
Custodian fees and expenses	417,236
Independent trustees' compensation	1,273
Registration fees	119,859
Audit	82,471
Legal	2,205
Miscellaneous	27,036
Total expenses before reductions	4,459,239
Expense reductions	(105,585)	4,353,654
Net investment income (loss)		5,756,545
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(25,671,224)
Fidelity Central Funds	135,252
Foreign currency transactions	(228,513)
Futures contracts	114,897
Total net realized gain (loss)		(25,649,588)
Change in net unrealized appreciation (depreciation) on: Investment securities	84,307,276
Assets and liabilities in foreign currencies	327,889
Total change in net unrealized appreciation (depreciation)		84,635,165
Net gain (loss)		58,985,577
Net increase (decrease) in net assets resulting from operations		$ 64,742,122

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,756,545	$ 7,618,899
Net realized gain (loss)	(25,649,588)	(41,907,066)
Change in net unrealized appreciation (depreciation)	84,635,165	(91,610,439)
Net increase (decrease) in net assets resulting from operations	64,742,122	(125,898,606)
Distributions to shareholders from net investment income	(7,712,596)	(5,015,376)
Distributions to shareholders from net realized gain	(3,450,371)	(27,812,540)
Total distributions	(11,162,967)	(32,827,916)
Share transactions - net increase (decrease)	26,258,176	132,695,430
Redemption fees	16,684	48,708
Total increase (decrease) in net assets	79,854,015	(25,982,384)

Net Assets
Beginning of period	345,279,146	371,261,530
End of period (including undistributed net investment income of $4,730,308 and undistributed net investment income of $6,726,768, respectively)	$ 425,133,161	$ 345,279,146

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended October 31, 2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.12
Net realized and unrealized gain (loss)	4.39
Total from investment operations	4.51
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 19.59
Total Return B, C, D	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47% A
Expenses net of fee waivers, if any	1.47% A
Expenses net of all reductions	1.46% A
Net investment income (loss)	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,912
Portfolio turnover rate G	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended October 31, 2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.11
Net realized and unrealized gain (loss)	4.37
Total from investment operations	4.48
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 19.56
Total Return B, C, D	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.69% A
Expenses net of fee waivers, if any	1.69% A
Expenses net of all reductions	1.68% A
Net investment income (loss)	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 981
Portfolio turnover rate G	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended October 31, 2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	4.35
Total from investment operations	4.40
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 19.48
Total Return B, C, D	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.21% A
Expenses net of fee waivers, if any	2.21% A
Expenses net of all reductions	2.20% A
Net investment income (loss)	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 526
Portfolio turnover rate G	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended October 31, 2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	4.36
Total from investment operations	4.41
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 19.49
Total Return B, C, D	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.20% A
Expenses net of fee waivers, if any	2.20% A
Expenses net of all reductions	2.19% A
Net investment income (loss)	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 827
Portfolio turnover rate G	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 16.94	$ 25.40	$ 23.08	$ 21.95	$ 19.69
Income from Investment Operations
Net investment income (loss) B	.28	.40	.35	.28	.17 E
Net realized and unrealized gain (loss)	2.95	(6.70)	4.27	2.66	2.54
Total from investment operations	3.23	(6.30)	4.62	2.94	2.71
Distributions from net investment income	(.38)	(.33)	(.20)	(.14)	(.13)
Distributions from net realized gain	(.17)	(1.83)	(2.10)	(1.67)	(.32)
Total distributions	(.55)	(2.16)	(2.30)	(1.81)	(.45)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 19.62	$ 16.94	$ 25.40	$ 23.08	$ 21.95
Total Return A	19.86%	(26.96)%	21.83%	14.23%	13.92%
Ratios to Average Net Assets C, F
Expenses before reductions	1.24%	1.13%	1.14%	1.18%	1.17%
Expenses net of fee waivers, if any	1.23%	1.13%	1.14%	1.18%	1.17%
Expenses net of all reductions	1.21%	1.11%	1.12%	1.14%	1.15%
Net investment income (loss)	1.61%	1.88%	1.55%	1.27%	.80% E
Supplemental Data
Net assets, end of period (000 omitted)	$ 419,747	$ 345,279	$ 371,262	$ 260,144	$ 191,247
Portfolio turnover rate D	252%	264%	169%	208%	95%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended October 31, 2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.21
Net realized and unrealized gain (loss)	4.35
Total from investment operations	4.56
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 19.64
Total Return B, C	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.12% A
Expenses net of fee waivers, if any	1.12% A
Expenses net of all reductions	1.10% A
Net investment income (loss)	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 140
Portfolio turnover rate F	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Global Balanced and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Global Balanced on February 19, 2009. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Equity Central Fund	FMR Co., Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 21, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE)regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), futures transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 48,037,524
Gross unrealized depreciation	(16,534,954)
Net unrealized appreciation (depreciation)	$ 31,502,570

Tax Cost	$ 387,116,559

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,067,724
Capital loss carryforward	$ (67,735,229)
Net unrealized appreciation (depreciation)	$ 31,438,204

The tax character of distributions paid was as follows:

	October 31, 2009	October 31, 2008
Ordinary Income	$ 11,162,967	$ 16,413,958
Long-term Capital Gains	-	16,413,958
Total	$ 11,162,967	$ 32,827,916

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, will be retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives. While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the fund had no open futures contracts.

Annual Report

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 114,897	$ -
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ 114,897	$ -

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $114,897 for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities(including the Equity Central Funds), other than short-term securities and U.S. government securities, aggregated $768,955,210 and $737,143,501, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,306	$ 745
Class T	.25%	.25%	1,287	387
Class B	.75%	.25%	1,716	1,485
Class C	.75%	.25%	1,712	1,565
			$ 6,021	$ 4,182

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,958
Class T	1,070
$ 5,028

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 1,525	.28*
Class T	683	.26*
Class B	513	.29*
Class C	495	.28*
Global Balanced	1,059,223.30
Institutional Class	144	.17*
	$ 1,062,583

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,025 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,849 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $36,141.

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Global Balanced's operating expenses. During the period, this reimbursement reduced the class' expenses by $59,983.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45,602 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2009	2008
From net investment income
Global Balanced	$ 7,712,596	$ 5,015,376
From net realized gain
Global Balanced	$ 3,450,371	$ 27,812,540

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2009 A	2008	2009A	2008
Class A
Shares sold	153,196	-	$ 2,896,084	$ -
Shares redeemed	(4,547)	-	(85,646)	-
Net increase (decrease)	148,649	-	$ 2,810,438	$ -
Class T
Shares sold	54,070	-	$ 984,801	$ -
Shares redeemed	(3,896)	-	(69,740)	-
Net increase (decrease)	50,174	-	$ 915,061	$ -
Class B
Shares sold	27,777	-	$ 492,520	$ -
Shares redeemed	(792)	-	(15,439)	-
Net increase (decrease)	26,985	-	$ 477,081	$ -
Class C
Shares sold	42,502	-	$ 795,402	$ -
Shares redeemed	(52)	-	(992)	-
Net increase (decrease)	42,450	-	$ 794,410	$ -
Global Balanced
Shares sold	9,057,083	12,310,512	$ 156,832,268	$ 263,385,231
Reinvestment of distributions	673,127	1,384,069	10,621,946	31,418,376
Shares redeemed	(8,714,065)	(7,932,619)	(146,302,628)	(162,108,177)
Net increase (decrease)	1,016,145	5,761,962	$ 21,151,586	$ 132,695,430
Institutional Class
Shares sold	7,124	-	$ 109,600	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 21, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001- 2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008- present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/07/09	12/04/09	$0.234	$0.075
Class T	12/07/09	12/04/09	$0.226	$0.075
Class B	12/07/09	12/04/09	$0.158	$0.075
Class C	12/07/09	12/04/09	$0.196	$0.075

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,660,446,788.00	93.389
Withheld	329,898,915.93	6.611
TOTAL	4,990,345,703.93	100.000
Albert R. Gamper, Jr.
Affirmative	4,697,750,297.49	94.137
Withheld	292,595,406.44	5.863
TOTAL	4,990,345,703.93	100.000
Abigail P. Johnson
Affirmative	4,656,658,858.01	93.313
Withheld	333,686,845.92	6.687
TOTAL	4,990,345,703.93	100.000
Arthur E. Johnson
Affirmative	4,686,159,283.49	93.905
Withheld	304,186,420.44	6.095
TOTAL	4,990,345,703.93	100.000
Michael E. Kenneally
Affirmative	4,709,830,377.70	94.379
Withheld	280,515,326.23	5.621
TOTAL	4,990,345,703.93	100.000
James H. Keyes
Affirmative	4,703,388,873.28	94.250
Withheld	286,956,830.65	5.750
TOTAL	4,990,345,703.93	100.000
Marie L. Knowles
Affirmative	4,693,994,899.89	94.062
Withheld	296,350,804.04	5.938
TOTAL	4,990,345,703.93	100.000
Kenneth L. Wolfe
Affirmative	4,685,695,252.60	93.895
Withheld	304,650,451.33	6.105
TOTAL	4,990,345,703.93	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue the fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The fund did not offer Advisor classes as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Global Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance during 2009.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 37% means that 63% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2008.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2008. The Board also noted that the majority of funds in the fund's Total Mapped Group are domestic funds, which generally have lower expenses than international and global funds.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AGBL-UANN-1209
1.883463.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Global Balanced

Fund - Institutional Class

Annual Report

October 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class
of Fidelity® Global Balanced Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	19.98%	6.80%	5.36%

A The initial offering of Institutional Class shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Global Balanced, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Global Balanced Fund - Institutional Class on October 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the MSCI® World Index performed over the same period. The initial offering of Institutional Class took place on February 19, 2009. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: In the early months of the 12-month period ending October 31, 2009, international equity markets were engulfed by the global effects of the U.S. financial crisis. By the first quarter of 2009, however, the efforts of governments around the world to stimulate economic growth and normalize the credit markets began to gain traction and investors' appetite for risk returned, causing stocks to rally. Emerging markets performed the best among the global economies, as the MSCI® Emerging Markets (EM) Index soared 64.63%. Among developed equity markets, foreign stocks strongly outperformed their U.S. counterparts for the year overall, fueled largely by a depreciating U.S. dollar. The MSCI EAFE® Index (Europe, Australasia, Far East) gained 27.88%, outpacing the 9.80% return of the Standard & Poor's 500SM Index, a broad measure of U.S. stocks. Among countries with meaningful weightings in the EAFE index, Sweden, Australia, Hong Kong and Singapore were standouts, each returning more than 50%. However, Japan lagged other markets with its 14% return, while another big index component, the U.K., gained 23%. In the fixed-income sector, the Citigroup® World Government Bond Index rose 16.26%.

Comments from Ruben Calderon and Geoff Stein, who joined Calderon as Lead Co-Manager of Fidelity Advisor Global Balanced Fund on June 1, 2009: For the year, the fund's Class A, Class T, Class B and Class C shares gained 19.67%, 19.49%, 19.00% and 19.06%, respectively (excluding sales charges), outpacing the 18.46% return for the Fidelity Global Balanced Composite Index. We maintained a modest underweighting in equities, a slight overweighting in investment-grade bonds and an out-of-index stake in cash/cash equivalents. Although we added to our position in equities and pared back our stake in bonds in the latter half of the period, our overall defensive stance - especially during the first half - considerably boosted our relative performance. While security selection within the underlying equity subportfolios detracted from the fund's relative return, very strong results from our investment-grade bond holdings and favorable asset allocation in some of our equity sleeves more than made up for those negatives. Excellent security selection in the second half of the period - including out-of-index exposure to strong-performing corporate bonds - helped fuel the developed-country debt sleeve. Within equities, absolute returns for each sleeve were decidedly positive, led by the Asia Ex-Japan subportfolio and an out-of-index allocation to Fidelity Emerging Markets Equity Central Fund, which we initiated and increased during the period. On a relative basis, while the Canadian, Japanese and U.S. equity "subs" trailed their respective benchmarks, the remaining subportfolios performed either roughly in line with or slightly below their respective indexes.

Comments from Ruben Calderon and Geoff Stein, who joined Calderon as Lead Co-Manager of Fidelity Advisor Global Balanced Fund on June 1, 2009: The fund's Institutional Class shares gained 19.98% for the year, outpacing the 18.46% return for the Fidelity Global Balanced Composite Index. We maintained a modest underweighting in equities, a slight overweighting in investment-grade bonds and an out-of-index stake in cash/cash equivalents. Although we added to our position in equities and pared back our stake in bonds in the latter half of the period, our overall defensive stance - especially during the first half - considerably boosted our relative performance. While security selection within the underlying equity subportfolios detracted from the fund's relative return, very strong results from our investment-grade bond holdings and favorable asset allocation in some of our equity sleeves more than made up for those negatives. Excellent security selection in the second half of the period - including out-of-index exposure to strong-performing corporate bonds - helped fuel the developed-country debt sleeve. Within equities, absolute returns for each sleeve were decidedly positive, led by the Asia Ex-Japan subportfolio and an out-of-index allocation to Fidelity Emerging Markets Equity Central Fund, which we initiated and increased during the period. On a relative basis, while the Canadian, Japanese and U.S. equity "subs" trailed their respective benchmarks, the remaining subportfolios performed either roughly in line with or slightly below their respective indexes.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 1,208.50	$ 8.35
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class T	1.72%
Actual		$ 1,000.00	$ 1,207.40	$ 9.57
HypotheticalA		$ 1,000.00	$ 1,016.53	$ 8.74
Class B	2.25%
Actual		$ 1,000.00	$ 1,203.20	$ 12.49
HypotheticalA		$ 1,000.00	$ 1,013.86	$ 11.42
Class C	2.23%
Actual		$ 1,000.00	$ 1,203.80	$ 12.39
HypotheticalA		$ 1,000.00	$ 1,013.96	$ 11.32
Global Balanced	1.21%
Actual		$ 1,000.00	$ 1,209.60	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,019.11	$ 6.16
Institutional Class	1.10%
Actual		$ 1,000.00	$ 1,210.90	$ 6.13
HypotheticalA		$ 1,000.00	$ 1,019.66	$ 5.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of October 31, 2009
United States of America 33.9%
Japan 17.0%
United Kingdom 8.9%
Germany 5.9%
Australia 4.3%
France 4.2%
Canada 3.5%
Netherlands 2.5%
Switzerland 1.9%
Other 17.9%

As of April 30, 2009
United States of America 37.5%
Japan 19.5%
United Kingdom 6.9%
France 6.7%
Germany 5.8%
Canada 3.1%
Australia 2.6%
Switzerland 2.0%
Netherlands 1.7%
Other 14.2%

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	60.7	53.9
Bonds	34.0	41.9
Convertible Securities	0.3	0.8
Other Investments	0.3	0.1
Short-Term Investments and Net Other Assets	4.7	3.3
Top Five Stocks as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp. (United States of America)	1.2	1.1
Google, Inc. Class A (United States of America)	1.1	1.2
Apple, Inc. (United States of America)	1.0	0.9
Occidental Petroleum Corp. (United States of America)	1.0	0.0
JPMorgan Chase & Co. (United States of America)	0.9	1.1
	5.2
Top Five Bond Issuers as of October 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	7.9	11.6
German Federal Republic	3.7	3.6
Greek Government	1.4	1.5
U.S. Treasury Obligations	1.1	4.8
BA Covered Bond Issuer	0.6	0.6
	14.7
Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.7	17.9
Information Technology	9.2	10.0
Consumer Discretionary	7.9	7.3
Industrials	7.7	5.8
Energy	7.3	5.9
Materials	6.3	6.0
Health Care	4.9	4.5
Consumer Staples	4.4	4.6
Telecommunication Services	2.9	3.7
Utilities	1.1	1.8

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2009

Showing Percentage of Net Assets

Common Stocks - 56.7%
	Shares	Value
Australia - 3.3%
AMP Ltd.	216,522	$ 1,140,498
ASX Ltd.	8,790	264,901
BHP Billiton Ltd.	58,234	1,909,250
Billabong International Ltd.	24,022	222,194
BlueScope Steel Ltd.	86,112	228,135
Coca-Cola Amatil Ltd.	42,569	404,583
Commonwealth Bank of Australia	33,415	1,543,646
Computershare Ltd.	97,925	950,385
Harvey Norman Holdings Ltd.	231,283	819,101
Macquarie Group Ltd.	19,331	846,336
National Australia Bank Ltd.	52,799	1,394,576
Newcrest Mining Ltd.	26,110	750,276
Paladin Energy Ltd. (a)	61,304	221,718
QBE Insurance Group Ltd.	48,410	974,597
Rio Tinto Ltd.	8,061	446,680
Wesfarmers Ltd.	33,590	837,904
Woolworths Ltd.	30,117	770,617
WorleyParsons Ltd.	19,427	448,044
TOTAL AUSTRALIA		14,173,441
Bailiwick of Jersey - 0.2%
Experian PLC	61,400	563,508
Shire PLC	9,557	169,078
TOTAL BAILIWICK OF JERSEY		732,586
Belgium - 0.5%
Anheuser-Busch InBev SA NV	18,846	887,589
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	68
Fortis (a)	85,300	370,545
Gimv NV	1,900	107,336
Umicore SA	23,794	726,542
TOTAL BELGIUM		2,092,080
Bermuda - 0.3%
Marvell Technology Group Ltd. (a)	18,000	246,960
Seadrill Ltd. (a)	16,800	350,899
Signet Jewelers Ltd. (United Kingdom)	20,000	507,316
Xyratex Ltd. (a)	13,000	135,850
TOTAL BERMUDA		1,241,025
Brazil - 0.2%
Banco Santander (Brasil) SA ADR (a)	26,400	313,104
Common Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	4,600	$ 184,552
sponsored ADR	8,000	369,760
TOTAL BRAZIL		867,416
Canada - 2.7%
Agnico-Eagle Mines Ltd. (Canada)	1,500	79,789
Agrium, Inc.	1,500	69,733
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	8,400	147,311
ARC Energy Trust unit	1,000	18,017
Astral Media, Inc. Class A (non-vtg.)	2,000	59,177
Bank of Montreal	3,300	152,559
Bank of Nova Scotia	6,500	271,621
Barrick Gold Corp.	7,900	284,235
BCE, Inc.	9,300	222,355
Bombardier, Inc. Class B (sub. vtg.)	27,200	110,272
Brookfield Asset Management, Inc. Class A	6,000	126,555
Brookfield Properties Corp.	2,200	22,856
Cameco Corp.	3,000	83,557
Canadian National Railway Co.	5,600	270,471
Canadian Natural Resources Ltd.	6,600	427,993
Canadian Oil Sands Trust	3,500	94,316
Canadian Pacific Railway Ltd.	2,200	95,286
Canadian Tire Ltd. Class A (non-vtg.)	1,100	55,556
Canadian Utilities Ltd. Class A (non-vtg.)	1,500	53,373
CGI Group, Inc. Class A (sub. vtg.) (a)	15,400	188,011
CI Financial Corp.	1,500	26,444
Compton Petroleum Corp. (a)	49,500	50,284
Corus Entertainment, Inc. Class B (non-vtg.)	400	6,572
Crescent Point Energy Corp.	3,300	112,148
Eldorado Gold Corp. (a)	3,800	42,322
Emera, Inc.	2,300	46,792
Enbridge, Inc.	4,000	155,479
EnCana Corp.	6,700	371,243
Fairborne Energy Trust (a)	13,300	54,657
Fairfax Financial Holdings Ltd. (sub. vtg.)	200	71,491
Finning International, Inc.	1,600	23,582
First Quantum Minerals Ltd.	1,200	82,028
George Weston Ltd.	700	35,658
Gildan Activewear, Inc. (a)	3,800	66,886
Goldcorp, Inc.	10,000	367,364
HudBay Minerals, Inc. (a)	2,800	36,227
Common Stocks - continued
	Shares	Value
Canada - continued
Husky Energy, Inc.	3,000	$ 78,958
IAMGOLD Corp.	3,500	46,382
IESI-BFC Ltd.	3,800	48,779
IGM Financial, Inc.	2,300	81,881
Imperial Oil Ltd.	3,400	127,792
Inmet Mining Corp.	900	47,658
Intact Financial Corp.	1,100	33,421
Iteration Energy Ltd. (a)	51,500	54,218
Keyera Facilities Income Fund	12,400	227,193
Kinross Gold Corp.	8,400	155,922
Magna International, Inc. Class A (sub. vtg.)	300	11,833
Manulife Financial Corp.	11,000	206,215
Methanex Corp.	2,200	37,911
National Bank of Canada	3,200	166,642
Nexen, Inc.	3,900	83,845
Niko Resources Ltd.	1,700	137,526
Open Text Corp. (a)	4,200	156,698
Osisko Mining Corp. (a)	6,000	40,449
PetroBakken Energy Ltd. Class A	13,017	375,297
Petrobank Energy & Resources Ltd. (a)	6,800	297,282
Potash Corp. of Saskatchewan, Inc.	2,800	260,930
Power Corp. of Canada (sub. vtg.)	4,700	110,680
Power Financial Corp.	1,500	37,720
Progress Energy Resources Corp.	3,800	48,568
Reitmans (Canada) Ltd. Class A (non-vtg.)	6,400	96,575
Research In Motion Ltd. (a)	2,500	146,825
RioCan (REIT)	4,100	69,441
Ritchie Brothers Auctioneers, Inc.	1,900	41,648
Rogers Communications, Inc. Class B (non-vtg.)	3,600	105,555
RONA, Inc. (a)	2,200	30,089
Royal Bank of Canada	17,900	905,869
Shaw Communications, Inc. Class B	3,900	69,331
Shoppers Drug Mart Corp.	1,300	51,611
Silver Wheaton Corp. (a)	3,700	46,470
SNC-Lavalin Group, Inc.	1,400	56,564
Sun Life Financial, Inc.	5,500	152,020
Suncor Energy, Inc.	16,072	533,136
SXC Health Solutions Corp. (a)	1,800	82,599
Talisman Energy, Inc.	13,200	225,028
Teck Resources Ltd. Class B (sub. vtg.) (a)	9,900	287,167
TELUS Corp.	1,300	40,806
Thomson Reuters Corp.	4,700	149,397
Common Stocks - continued
	Shares	Value
Canada - continued
Tim Hortons, Inc.	4,500	$ 128,115
Toronto-Dominion Bank	11,100	632,265
TransCanada Corp.	6,300	192,924
Yamana Gold, Inc.	6,000	63,610
TOTAL CANADA		11,363,065
Cayman Islands - 0.0%
Wynn Macau Ltd.	9,200	11,539
Chile - 0.0%
Embotelladora Andina SA sponsored ADR	5,000	91,250
China - 0.9%
Baidu.com, Inc. sponsored ADR (a)	4,600	1,738,432
BYD Co. Ltd. (H Shares) (a)	51,000	466,932
Tencent Holdings Ltd.	87,700	1,527,123
TOTAL CHINA		3,732,487
Denmark - 0.3%
Carlsberg AS Series B	4,500	317,628
Danske Bank AS (a)	8,869	205,601
Novo Nordisk AS Series B	13,029	811,447
TOTAL DENMARK		1,334,676
Finland - 0.1%
Metso Corp.	13,900	389,659
Nokian Tyres PLC	9,768	208,999
TOTAL FINLAND		598,658
France - 2.9%
Accor SA	4,463	214,594
Air France KLM (Reg.) (a)	5,300	81,580
Atos Origin SA (a)	4,585	215,501
AXA SA	28,274	703,132
Bouygues SA	10,695	505,984
Cap Gemini SA	5,300	246,533
Danone	14,925	899,490
Electricite de France	7,100	397,024
Essilor International SA	7,757	435,475
Groupe Eurotunnel SA	11,600	114,966
Iliad Group SA	3,741	405,724
L'Oreal SA	6,900	707,408
Michelin CGDE Series B	3,483	259,089
PPR SA	4,700	514,295
Common Stocks - continued
	Shares	Value
France - continued
Remy Cointreau SA	8,500	$ 411,769
Sanofi-Aventis	23,873	1,749,824
Schneider Electric SA	8,521	890,400
Societe Generale Series A	11,309	755,203
Television Francaise 1 SA	11,200	176,433
Total SA sponsored ADR	30,500	1,832,135
Unibail-Rodamco	2,276	505,569
Vallourec SA	1,180	187,013
TOTAL FRANCE		12,209,141
Germany - 1.4%
Aixtron AG	6,300	188,845
BASF AG	12,942	695,135
Bayerische Motoren Werke AG (BMW)	13,688	670,647
Daimler AG (Reg.)	5,085	245,250
Deutsche Boerse AG	7,798	632,510
Deutsche Post AG	27,660	467,882
Deutsche Postbank AG (a)	7,000	217,245
E.ON AG	13,039	500,603
HeidelbergCement AG	3,830	229,556
Linde AG	3,763	395,318
MAN SE	2,500	205,943
Metro AG	2,500	138,914
SAP AG	14,808	670,358
Siemens AG (Reg.)	8,719	784,884
TOTAL GERMANY		6,043,090
Greece - 0.3%
Alpha Bank AE (a)	20,400	398,961
Hellenic Telecommunications Organization SA	10,769	182,242
National Bank of Greece SA (a)	12,800	476,358
TOTAL GREECE		1,057,561
Hong Kong - 1.0%
BOC Hong Kong Holdings Ltd.	180,500	415,501
China Unicom (Hong Kong) Ltd. sponsored ADR	9,700	122,705
Esprit Holdings Ltd.	140,800	937,322
Hong Kong Exchange & Clearing Ltd.	26,800	471,762
Li & Fung Ltd.	164,000	682,087
Sun Hung Kai Properties Ltd.	40,000	606,036
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Swire Pacific Ltd. (A Shares)	68,000	$ 828,702
Techtronic Industries Co. Ltd.	258,000	207,256
TOTAL HONG KONG		4,271,371
India - 0.0%
Tata Steel Ltd.	11,540	114,152
Ireland - 0.8%
Covidien PLC	12,000	505,440
CRH PLC	19,452	475,454
Ingersoll-Rand Co. Ltd.	68,600	2,167,074
Ryanair Holdings PLC sponsored ADR (a)	3,900	106,353
TOTAL IRELAND		3,254,321
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,000	858,160
Italy - 0.4%
ENI SpA sponsored ADR	7,300	361,934
Fiat SpA (a)	44,100	659,337
Intesa Sanpaolo SpA	133,383	564,304
UniCredit SpA	72,566	244,537
TOTAL ITALY		1,830,112
Japan - 6.5%
Aisin Seiki Co. Ltd.	16,700	424,631
Ajinomoto Co., Inc.	47,000	441,149
Alps Electric Co. Ltd.	45,400	283,386
Aoyama Trading Co. Ltd.	11,900	190,713
Bridgestone Corp.	25,300	417,238
Canon, Inc.	23,100	870,984
Chuo Mitsui Trust Holdings, Inc.	81,000	299,747
Citizen Holdings Co. Ltd.	29,300	164,875
CyberAgent, Inc.	155	201,612
Daicel Chemical Industries Ltd.	91,000	549,554
Dainippon Screen Manufacturing Co. Ltd. (a)(d)	90,000	382,548
Daiwa House Industry Co. Ltd.	85,000	908,153
Denso Corp.	7,500	204,936
eAccess Ltd.	46	32,265
East Japan Railway Co.	8,000	512,339
Fuji Machine Manufacturing Co. Ltd.	6,500	85,782
Fujitsu Ltd.	21,000	123,672
Hitachi Transport System Ltd.	9,000	118,058
Honda Motor Co. Ltd.	13,300	410,816
Common Stocks - continued
	Shares	Value
Japan - continued
Inpex Corp.	11	$ 89,834
JSR Corp.	30,000	585,134
JTEKT Corp.	38,000	401,449
Kansai Paint Co. Ltd.	10,000	84,622
Kanto Denka Kogyo Co. Ltd.	31,000	252,486
Kappa Create Co. Ltd.	8,000	180,695
Kobayashi Pharmaceutical Co. Ltd.	7,500	322,804
Kuraray Co. Ltd.	70,000	722,678
Matsumotokiyoshi Holdings Co. Ltd.	6,000	137,746
Mitsubishi Corp.	11,300	239,577
Mitsubishi Tanabe Pharma Corp.	36,000	459,629
Mitsubishi UFJ Financial Group, Inc.	153,400	817,116
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,150	153,405
Mitsui & Co. Ltd.	32,700	429,471
Mitsui O.S.K. Lines Ltd.	45,000	261,307
Mitsui Sumitomo Insurance Group Holdings, Inc.	30,200	703,036
NHK Spring Co. Ltd.	14,000	109,318
Nichicon Corp.	4,500	44,987
Nippon Building Fund, Inc.	41	336,096
Nippon Electric Glass Co. Ltd.	73,000	786,097
Nippon Sheet Glass Co. Ltd.	124,000	365,402
Nippon Steel Corp.	77,000	293,773
Nippon Telegraph & Telephone Corp.	600	24,759
Nippon Television Network Corp.	5,050	658,185
Nissan Motor Co. Ltd.	95,300	689,643
Nitori Co. Ltd.	2,900	235,857
Nomura Holdings, Inc.	46,500	327,761
Nomura Real Estate Office Fund, Inc.	26	160,656
NPC, Inc.	2,600	66,439
NSK Ltd.	63,000	366,035
NTT DoCoMo, Inc.	740	1,073,255
Okinawa Cellular Telephone Co.	56	103,726
ORIX Corp.	5,620	363,043
Osaka Securities Exchange Co. Ltd.	52	249,554
Park24 Co. Ltd.	21,600	240,945
Rakuten, Inc.	417	285,599
Ricoh Co. Ltd.	5,000	67,955
ROHM Co. Ltd.	3,800	252,018
Sankyo Co. Ltd. (Gunma)	5,800	331,314
Sega Sammy Holdings, Inc.	17,900	254,166
Shin-Etsu Chemical Co., Ltd.	9,900	525,039
Shinko Electric Industries Co.Ltd.	13,300	198,099
Common Stocks - continued
	Shares	Value
Japan - continued
Shionogi & Co. Ltd.	9,200	$ 198,469
SKY Perfect JSAT Holdings, Inc.	697	318,727
SMC Corp.	3,600	411,159
Softbank Corp.	12,000	282,782
Sony Corp.	11,600	342,553
Stanley Electric Co. Ltd.	25,400	497,373
Sumco Corp.	5,100	97,331
Sumitomo Corp.	41,700	404,834
Sumitomo Electric Industries Ltd.	49,200	597,064
Sumitomo Mitsui Financial Group, Inc.	21,200	720,631
Taiyo Yuden Co. Ltd.	11,000	123,771
TDK Corp.	8,500	488,742
THK Co. Ltd.	16,100	278,220
Toda Corp.	41,000	136,682
Tokai Carbon Co. Ltd.	26,000	125,504
Tokuyama Corp.	24,000	150,815
Tokyo Ohka Kogyo Co. Ltd.	3,800	73,217
Toshiba Corp.	116,000	663,017
Toyota Motor Corp.	17,400	686,937
West Japan Railway Co.	73	258,709
TOTAL JAPAN		27,729,705
Luxembourg - 0.0%
ArcelorMittal SA (Netherlands)	4,520	152,849
Netherlands - 1.1%
Akzo Nobel NV	8,587	508,986
ASML Holding NV:
(Netherlands)	15,000	404,484
(NY Shares)	12,000	323,280
Heineken NV (Bearer)	9,700	429,863
James Hardie Industries NV unit (a)	83,740	530,563
Koninklijke KPN NV	39,108	710,735
Koninklijke Philips Electronics NV	20,900	524,990
QIAGEN NV (a)	28,000	583,240
TNT NV	2,000	53,211
Unilever NV (Certificaten Van Aandelen) unit	24,200	748,020
TOTAL NETHERLANDS		4,817,372
Netherlands Antilles - 0.2%
Schlumberger Ltd.	13,000	808,600
Norway - 0.2%
DnB NOR ASA (a)	39,000	449,180
Common Stocks - continued
	Shares	Value
Norway - continued
Pronova BioPharma ASA (a)	16,900	$ 52,535
Telenor ASA (a)	32,400	419,563
TOTAL NORWAY		921,278
Papua New Guinea - 0.2%
Lihir Gold Ltd.	72,428	198,037
Oil Search Ltd.	100,938	523,327
TOTAL PAPUA NEW GUINEA		721,364
Singapore - 0.6%
Avago Technologies Ltd.	4,000	60,000
CapitaLand Ltd.	224,500	650,862
Keppel Corp. Ltd.	46,000	264,300
Olam International Ltd.	182,000	349,279
Raffles Education Corp. Ltd.	530,629	186,252
Singapore Exchange Ltd.	38,000	215,285
United Overseas Bank Ltd.	73,000	874,822
TOTAL SINGAPORE		2,600,800
South Africa - 0.1%
Impala Platinum Holdings Ltd.	11,000	245,414
Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA	22,875	408,863
Banco Santander SA	66,641	1,072,332
Grupo Ferrovial SA	4,100	170,503
Inditex SA	9,813	577,613
Telefonica SA sponsored ADR	22,200	1,863,246
TOTAL SPAIN		4,092,557
Sweden - 0.5%
H&M Hennes & Mauritz AB (B Shares)	11,013	625,517
Modern Times Group MTG AB (B Shares)	8,200	355,598
Sandvik AB	28,200	311,487
Skandinaviska Enskilda Banken AB (A Shares) (a)	49,700	301,025
Swedbank AB (A Shares)	28,946	249,341
Telefonaktiebolaget LM Ericsson (B Shares)	14,000	146,260
TOTAL SWEDEN		1,989,228
Switzerland - 1.8%
Actelion Ltd. (Reg.) (a)	6,821	376,581
Credit Suisse Group (Reg.)	17,847	953,864
Nestle SA (Reg.)	41,255	1,922,633
Nobel Biocare Holding AG (Switzerland)	8,965	255,119
Common Stocks - continued
	Shares	Value
Switzerland - continued
Noble Corp.	8,000	$ 325,920
Roche Holding AG (participation certificate)	9,735	1,562,571
Schindler Holding AG (participation certificate)	3,753	257,125
Sonova Holding AG	3,680	379,441
Swiss Reinsurance Co. (Reg.)	9,421	385,801
Transocean Ltd. (a)	1,800	151,038
UBS AG:
(For. Reg.) (a)	51,275	854,831
(NY Shares) (a)	2,545	42,222
TOTAL SWITZERLAND		7,467,146
Turkey - 0.0%
Turkiye Is Bankasi AS Series C	47,000	179,747
United Kingdom - 5.6%
Anglo American PLC (United Kingdom) (a)	26,955	980,242
Barclays PLC	174,864	916,781
Barclays PLC Sponsored ADR	40,000	836,000
Barratt Developments PLC (a)	40,100	88,945
Bellway PLC	13,700	164,421
BG Group PLC	52,013	900,917
Bovis Homes Group PLC	18,600	125,784
BP PLC	90,400	847,354
BP PLC sponsored ADR	15,500	877,610
British Airways PLC (a)	16,500	49,249
British American Tobacco PLC sponsored ADR	3,000	192,690
British Land Co. PLC	31,392	243,369
British Sky Broadcasting Group PLC	26,100	228,396
BT Group PLC	215,600	462,175
Burberry Group PLC	23,400	207,074
Cairn Energy PLC (a)	7,440	322,720
Carphone Warehouse Group PLC	73,500	222,158
Centrica PLC	154,828	631,170
Debenhams PLC	90,715	116,021
easyJet PLC (a)	17,500	103,462
HSBC Holdings PLC sponsored ADR	67,522	3,740,044
InterContinental Hotel Group PLC	22,229	286,490
ITV PLC	589,900	414,033
Kesa Electricals PLC	140,200	305,910
Man Group PLC	70,529	358,963
Misys PLC	82,800	281,534
Mothercare PLC	24,700	233,582
Reckitt Benckiser Group PLC	15,624	778,523
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Redrow PLC (a)	55,800	$ 129,174
Rio Tinto PLC (Reg.)	20,898	924,206
Royal Dutch Shell PLC Class A (United Kingdom)	74,637	2,214,280
Segro PLC	65,990	382,449
Serco Group PLC	33,846	280,898
Standard Chartered PLC (United Kingdom)	46,734	1,151,302
Taylor Wimpey PLC (a)	337,373	205,053
Tesco PLC	129,455	865,779
The Game Group PLC	51,100	124,334
Tomkins PLC	87,200	240,660
Vodafone Group PLC	302,821	667,589
Vodafone Group PLC sponsored ADR	30,300	672,357
Wm Morrison Supermarkets PLC	74,915	344,387
Wolseley PLC (a)	21,068	428,217
Xstrata PLC	21,988	318,582
TOTAL UNITED KINGDOM		23,864,884
United States of America - 23.4%
3M Co.	6,500	478,205
Agilent Technologies, Inc.	25,600	633,344
Albemarle Corp.	6,000	189,480
Allergan, Inc.	1,900	106,875
Allscripts-Misys Healthcare Solutions, Inc.	3,000	58,500
Amazon.com, Inc. (a)	11,100	1,318,791
American Express Co.	98,000	3,414,320
Anadarko Petroleum Corp.	43,500	2,650,455
Apple, Inc. (a)	22,500	4,241,250
Applied Micro Circuits Corp. (a)	12,000	93,840
Ardea Biosciences, Inc. (a)	5,800	78,300
Arena Resources, Inc. (a)	6,200	231,012
Armstrong World Industries, Inc. (a)	21,000	782,250
Autoliv, Inc.	3,100	104,098
Avon Products, Inc.	6,000	192,300
Ball Corp.	7,000	345,310
BioCryst Pharmaceuticals, Inc. (a)	8,000	71,440
Blue Coat Systems, Inc. (a)	8,000	178,240
BMC Software, Inc. (a)	12,044	447,555
Bruker BioSciences Corp. (a)	38,000	411,920
C.H. Robinson Worldwide, Inc.	9,000	495,990
Cameron International Corp. (a)	3,000	110,910
CareFusion Corp. (a)	22,000	492,140
Caterpillar, Inc.	8,000	440,480
Common Stocks - continued
	Shares	Value
United States of America - continued
Celanese Corp. Class A	102,000	$ 2,799,900
Cerner Corp. (a)	7,000	532,280
Cisco Systems, Inc. (a)	129,200	2,952,220
Citrix Systems, Inc. (a)	56,000	2,058,560
CME Group, Inc.	4,100	1,240,701
Coach, Inc.	4,000	131,880
Comerica, Inc.	52,000	1,443,000
CONSOL Energy, Inc.	1,000	42,810
CSX Corp.	83,000	3,500,940
Cummins, Inc.	24,000	1,033,440
Dendreon Corp. (a)	17,000	429,590
Dow Chemical Co.	22,000	516,560
DSW, Inc. Class A (a)	36,000	691,200
eBay, Inc. (a)	43,000	957,610
ebix.com, Inc. (a)	2,000	123,200
ENSCO International, Inc.	3,000	137,370
Express Scripts, Inc. (a)	41,500	3,316,680
FedEx Corp.	5,000	363,450
Franklin Resources, Inc.	1,700	177,871
Freeport-McMoRan Copper & Gold, Inc.	5,900	432,824
G-III Apparel Group Ltd. (a)	17,000	272,170
Genworth Financial, Inc. Class A	12,000	127,440
Goldman Sachs Group, Inc.	10,000	1,701,700
Google, Inc. Class A (a)	8,300	4,449,796
Harley-Davidson, Inc.	25,000	623,000
Henry Schein, Inc. (a)	1,000	52,830
Hewlett-Packard Co.	51,000	2,420,460
ImmunoGen, Inc. (a)	19,000	127,110
Informatica Corp. (a)	15,000	318,450
Intel Corp.	10,000	191,100
iRobot Corp. (a)	18,000	240,660
J. Crew Group, Inc. (a)	7,000	285,460
Johnson Controls, Inc.	12,027	287,686
JPMorgan Chase & Co.	94,300	3,938,911
Kennametal, Inc.	7,000	164,920
King Pharmaceuticals, Inc. (a)	7,000	70,910
Lam Research Corp. (a)	24,000	809,280
Life Technologies Corp. (a)	47,000	2,216,990
Lubrizol Corp.	17,500	1,164,800
M&T Bank Corp. (d)	5,500	345,675
Mako Surgical Corp. (a)	22,000	199,100
Massey Energy Co.	2,000	58,180
Common Stocks - continued
	Shares	Value
United States of America - continued
McKesson Corp.	14,000	$ 822,220
Medco Health Solutions, Inc. (a)	12,000	673,440
Micromet, Inc. (a)	25,000	127,750
Morgan Stanley	89,300	2,868,316
National Oilwell Varco, Inc. (a)	20,000	819,800
NetApp, Inc. (a)	7,000	189,350
Norfolk Southern Corp.	17,000	792,540
NVIDIA Corp. (a)	4,000	47,840
Occidental Petroleum Corp.	54,000	4,097,520
Oil States International, Inc. (a)	11,000	378,840
Oshkosh Co.	4,100	128,166
Owens-Illinois, Inc. (a)	7,000	223,160
Peabody Energy Corp.	6,000	237,540
Pfizer, Inc.	28,700	488,761
Philip Morris International, Inc.	24,000	1,136,640
PMC-Sierra, Inc. (a)	14,000	119,280
Polaris Industries, Inc.	12,000	504,840
Polo Ralph Lauren Corp. Class A	2,000	148,840
Precision Castparts Corp.	15,000	1,432,950
Pride International, Inc. (a)	26,100	771,516
Range Resources Corp.	6,000	300,300
Raytheon Co. warrants 6/16/11 (a)	112	1,056
Red Hat, Inc. (a)	9,000	232,290
Republic Services, Inc.	2,000	51,820
Rockwell Automation, Inc.	1,000	40,950
Ross Stores, Inc.	27,000	1,188,270
Schweitzer-Mauduit International, Inc.	5,000	258,250
Smith International, Inc.	32,000	887,360
Solera Holdings, Inc.	15,000	483,300
Southwestern Energy Co. (a)	9,000	392,220
Starbucks Corp. (a)	11,000	208,780
Starwood Hotels & Resorts Worldwide, Inc.	12,000	348,720
SVB Financial Group (a)	2,000	82,500
Taleo Corp. Class A (a)	3,000	65,220
Targacept, Inc. (a)	3,000	56,250
Teradyne, Inc. (a)	119,000	996,030
TETRA Technologies, Inc. (a)	17,000	160,820
The Coca-Cola Co.	15,700	836,967
The Walt Disney Co.	37,000	1,012,690
TIBCO Software, Inc. (a)	1,000	8,750
TJX Companies, Inc.	47,000	1,755,450
U.S. Bancorp, Delaware	9,400	218,268
Common Stocks - continued
	Shares	Value
United States of America - continued
Union Pacific Corp.	91,100	$ 5,023,254
United Therapeutics Corp. (a)	5,600	238,224
Unum Group	2,000	39,900
Verisk Analytics, Inc.	2,700	74,061
VF Corp.	3,000	213,120
Viacom, Inc. Class B (non-vtg.) (a)	51,900	1,431,921
Virgin Media, Inc.	19,900	278,003
Visa, Inc. Class A	9,500	719,720
Walgreen Co.	57,000	2,156,310
WD-40 Co.	2,000	62,980
WebMD Health Corp. Class A (a)	14,220	484,333
Wells Fargo & Co.	5,800	159,616
Wilmington Trust Corp., Delaware	44,000	530,200
WMS Industries, Inc. (a)	35,000	1,399,300
Wyndham Worldwide Corp.	30,953	527,749
TOTAL UNITED STATES OF AMERICA		99,449,980
TOTAL COMMON STOCKS (Cost $221,961,829)		240,917,055
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.1%
ProSiebenSat.1 Media AG	31,500	328,649
Italy - 0.1%
Fondiaria-Sai SpA (Risparmio Shares)	18,200	223,899
Telecom Italia SpA (Risparmio Shares)	168,100	185,649
TOTAL ITALY		409,548
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $734,857)		738,197
Corporate Bonds - 15.8%
		Principal Amount (i)
Convertible Bonds - 0.3%
Bermuda - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12		$ 250,000	464,400
Corporate Bonds - continued
		Principal Amount (i)	Value
Convertible Bonds - continued
United States of America - 0.2%
Hertz Global Holdings, Inc. 5.25% 6/1/14		$ 300,000	$ 409,871
Micron Technology, Inc. 4.25% 10/15/13		140,000	212,625
TOTAL UNITED STATES OF AMERICA			622,496
TOTAL CONVERTIBLE BONDS			1,086,896
Nonconvertible Bonds - 15.5%
Australia - 1.0%
Australia & New Zealand Banking Group Ltd. 0.4806% 4/28/15 (f)		200,000	194,060
Commonwealth Bank of Australia:
0.92% 3/17/15 (f)	EUR	100,000	142,996
5% 10/15/19 (Reg. S)		370,000	371,660
5.5% 8/6/19	EUR	400,000	609,946
Didon Tunisia Pty. Ltd. 3.7997% 3/13/12 (e)(f)		100,000	86,000
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	357,756
QBE Insurance Group Ltd. 6.125% 9/28/15	GBP	200,000	336,783
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	311,045
St. George Bank Ltd. 1.038% 3/11/15 (f)	EUR	350,000	490,887
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	369,988
5% 10/21/19	GBP	300,000	491,269
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	574,982
TOTAL AUSTRALIA			4,337,372
Belgium - 0.1%
Fortis Banque SA 4.625% (Reg. S) (f)	EUR	200,000	229,806
Bermuda - 0.0%
MPF Corp. (Norway) AS 8.275% 9/20/11 (c)(e)(f)		300,000	3,000
Northern Offshore Ltd. 4.7997% 6/14/10 (e)(f)		100,000	92,000
TOTAL BERMUDA			95,000
Canada - 0.5%
Nexen, Inc. 7.5% 7/30/39		300,000	331,312
NOVA Chemicals Corp. 8.625% 11/1/19 (e)		180,000	182,475
Ontario Province 4.2% 3/8/18	CAD	1,800,000	1,702,989
TOTAL CANADA			2,216,776
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
Cayman Islands - 0.4%
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		$ 400,000	$ 451,128
MUFG Capital Finance 5 Ltd. 6.299% (f)	GBP	300,000	403,041
SMFG Finance Ltd. 6.164% (Reg. S) (f)	GBP	300,000	386,964
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	238,126
TOTAL CAYMAN ISLANDS			1,479,259
Cyprus - 0.0%
Remedial Cyprus PCL 5.5331% 3/28/12 (e)(f)		100,000	49,000
France - 1.1%
BNP Paribas SA:
0.6069% 11/23/15 (f)		200,000	195,296
8.667% (f)	EUR	100,000	153,777
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (f)	EUR	50,000	55,257
Compagnie de St. Gobain:
0.991% 4/11/12 (f)	EUR	175,000	248,490
6% 5/20/13	EUR	50,000	78,930
Credit Agricole SA 4.13% (f)	EUR	200,000	242,385
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	391,237
Credit Logement SA:
1.373% (f)	EUR	150,000	156,720
4.604% (f)	EUR	250,000	310,251
EDF SA 6.95% 1/26/39 (e)		250,000	302,970
Electricite de France 6.125% 6/2/34	GBP	100,000	182,259
Lafarge SA 8.75% 5/30/17	GBP	250,000	471,002
Natixis SA 0.983% 1/26/17 (f)	EUR	100,000	127,823
Societe Generale 0.984% 6/7/17 (f)	EUR	100,000	139,385
Societe Generale SCF 4% 7/7/16	EUR	450,000	683,865
TPSA Eurofinance France SA 6% 5/22/14	EUR	100,000	159,747
Veolia Environnement 6.125% 10/29/37	GBP	200,000	347,448
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	315,498
TOTAL FRANCE			4,562,340
Germany - 0.4%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (f)	EUR	250,000	307,591
Commerzbank AG:
4.125% 9/13/16 (f)	EUR	300,000	410,916
5.625% 11/29/17 (f)	EUR	100,000	142,982
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
Germany - continued
Deutsche Boerse AG 7.5% 6/13/38 (f)	EUR	200,000	$ 296,968
Hella KGaA Hueck & Co. 7.25% 10/20/14	EUR	75,000	108,435
Volkswagen Leasing GmbH 4.875% 10/18/12	EUR	250,000	385,870
TOTAL GERMANY			1,652,762
India - 0.1%
Export-Import Bank of India 0.8813% 6/7/12 (f)	JPY	40,000,000	427,695
ICICI Bank Ltd. 0.8244% 1/12/10 (Reg. S) (f)		125,000	124,253
TOTAL INDIA			551,948
Ireland - 0.3%
Allied Irish Banks PLC 5.25% 3/10/25 (f)	GBP	160,000	179,445
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	321,694	392,913
Iberdrola Finance Ireland Ltd.:
3.8% 9/11/14 (Reg. S)		200,000	201,804
5% 9/11/19 (Reg. S)		200,000	201,945
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	396,928
TOTAL IRELAND			1,373,035
Italy - 0.5%
Assicurazioni Generali SpA 5.125% 9/16/24	EUR	250,000	370,564
Banca Italease SpA 1.099% 2/2/10 (f)	EUR	400,000	585,815
Intesa Sanpaolo SpA:
5% 9/23/19	EUR	350,000	515,030
6.375% 11/12/17 (f)	GBP	150,000	255,160
Telecom Italia SpA:
6.75% 3/21/13	EUR	150,000	242,157
8.25% 3/21/16	EUR	200,000	356,415
TOTAL ITALY			2,325,141
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (f)	EUR	250,000	246,520
Korea (South) - 0.4%
Export-Import Bank of Korea 5.875% 1/14/15		200,000	210,808
Kookmin Bank 5.875% 6/11/12		200,000	214,081
Korea Hydro & Nuclear Power Co. Ltd. 6.25% 6/17/14		300,000	321,156
National Agricultural Cooperative Federation 5% 9/30/14 (Reg. S)		200,000	203,566
Shinhan Bank:
5.663% 3/2/35 (f)		350,000	294,413
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
Korea (South) - continued
Shinhan Bank: - continued
6% 6/29/12 (Reg. S)		$ 300,000	$ 313,327
Woori Bank 7.63% 4/14/15 (e)		250,000	265,057
TOTAL KOREA (SOUTH)			1,822,408
Luxembourg - 0.7%
ArcelorMittal SA 9% 2/15/15		250,000	288,618
Enel Finance International SA 6% 10/7/39 (Reg. S)		400,000	409,209
Evraz Group SA 8.25% 11/10/15 (Reg. S)		200,000	194,500
Gaz Capital SA (Luxembourg):
6.212% 11/22/16 (Reg. S)		250,000	244,033
6.58% 10/31/13	GBP	100,000	162,975
7.51% 7/31/13 (Reg S.)		200,000	213,598
Glencore Finance (Europe) SA:
6.5% 2/27/19	GBP	200,000	312,349
7.125% 4/23/15	EUR	150,000	233,383
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (f)		800,000	768,000
Russian Standard Finance SA 7.5% 10/7/10 (Reg. S)		100,000	95,625
TOTAL LUXEMBOURG			2,922,290
Malaysia - 0.1%
Petronas Capital Ltd. 5.25% 8/12/19 (Reg. S)		400,000	399,975
Multi-National - 0.1%
Eurasian Development Bank 7.375% 9/29/14 (Reg. S)		200,000	207,000
Netherlands - 1.2%
Allianz Finance II BV 4.75% 7/22/19	EUR	100,000	153,079
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	325,000	503,182
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	340,795	248,074
Deutsche Telekom International Financial BV 6.5% 4/8/22	GBP	300,000	524,851
Eureko BV 5.125% (f)	EUR	600,000	662,198
ING Bank NV 4.75% 5/27/19	EUR	700,000	1,095,015
Invitel Holdings NN 9.246% 4/15/13 (Reg. S) (f)	EUR	245,715	192,092
KBC IFIMA NV 4.5% 9/17/14	EUR	250,000	373,557
Koninklijke KPN NV 5.75% 9/17/29	GBP	250,000	406,419
Media Nusantara Citra BV 10.75% 9/12/11		148,958	128,402
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
Netherlands - continued
Rabobank Nederland:
0.856% 7/28/15 (f)	EUR	150,000	$ 213,197
5.875% 5/20/19	EUR	350,000	565,890
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (f)	GBP	150,000	233,506
TOTAL NETHERLANDS			5,299,462
Norway - 0.6%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	308,635
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,058,156
Petrolia Drilling ASA 12% 6/20/12 (e)	NOK	500,000	43,660
TOTAL NORWAY			2,410,451
Portugal - 0.1%
Banco Comercial Portugues SA 3.75% 10/8/16	EUR	400,000	587,343
Russia - 0.0%
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	200,080
Spain - 0.4%
Banco Santander SA 3.875% 5/27/14	EUR	300,000	456,845
Mapfre SA 5.921% 7/24/37 (f)	EUR	450,000	566,007
Santander Issuances SA Unipersonal 1.108% 7/25/17 (f)	EUR	150,000	206,259
Telefonica Emisiones SAU:
5.431% 2/3/14	EUR	200,000	316,398
5.888% 1/31/14	GBP	100,000	173,878
TOTAL SPAIN			1,719,387
Sweden - 0.0%
Svenska Handelsbanken AB 0.449% 3/15/16 (f)		200,000	189,646
Switzerland - 0.1%
UBS AG London Branch 3% 10/6/14	EUR	150,000	219,725
Thailand - 0.0%
True Move Co. Ltd. 10.75% 12/16/13 (Reg. S)		200,000	191,000
United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC 4.75% 9/15/14 (Reg. S)		300,000	301,500
Emirates Bank International PJSC 4.7806% 4/30/12 (f)		229,000	225,556
Nakheel Development Ltd. 3.1725% 12/14/09		150,000	162,750
TOTAL UNITED ARAB EMIRATES			689,806
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United Kingdom - 2.8%
3i Group PLC 1.003% 6/8/12 (f)	EUR	400,000	$ 515,272
BAA Funding Ltd.:
4.6% 2/15/20 (Reg. S) (f)	EUR	150,000	195,260
5.85% 11/27/15 (Reg. S) (f)	GBP	50,000	80,296
9.2% 3/29/23 (f)	GBP	50,000	92,310
Bank of Scotland 6.375% 8/16/19	GBP	400,000	571,235
Barclays Bank PLC:
0.4831% 6/27/16 (e)(f)		100,000	88,237
0.5931% 5/25/15 (f)		300,000	282,236
5.2% 7/10/14		300,000	319,897
6.75% 1/16/23 (f)	GBP	300,000	500,066
14% (f)	GBP	100,000	214,698
BAT International Finance PLC 8.125% 11/15/13		200,000	229,058
BG Energy Capital PLC 3.375% 7/15/13	EUR	150,000	223,805
Broadgate PLC 1.3431% 10/5/25 (f)	GBP	32,750	34,950
Credit Suisse London Branch 4.75% 8/5/19	EUR	300,000	452,584
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	246,885
8.375% 2/17/16	EUR	600,000	1,042,038
Legal & General Group PLC 4% 6/8/25 (f)	EUR	150,000	187,002
Marks & Spencer PLC 7.125% 12/1/37 (e)		200,000	190,566
Motability Operations Group PLC 5.25% 9/28/16	GBP	200,000	329,390
Nationwide Building Society:
0.982% 12/22/16 (f)	EUR	150,000	181,468
3.375% 8/17/15 (f)	EUR	455,000	621,669
Northern Rock PLC 0.3834% 10/21/10 (f)		250,000	234,255
Old Mutual PLC:
4.5% 1/18/17 (f)	EUR	150,000	180,449
5% 1/21/16 (f)	GBP	50,000	70,868
7.125% 10/19/16	GBP	200,000	327,129
Prudential PLC 6.125% 12/19/31	GBP	110,000	163,974
Rexam PLC 4.375% 3/15/13	EUR	250,000	369,473
Royal Bank of Scotland PLC:
0.4844% 4/11/16 (f)		250,000	202,719
5.75% 5/21/14	EUR	250,000	391,424
6.934% 4/9/18	EUR	300,000	443,298
Scottish & Southern Energy PLC 6.25% 8/27/38	GBP	150,000	275,929
Society of Lloyd's 6.875% 11/17/25 (f)	GBP	200,000	333,739
Standard Chartered Bank:
3.3263% 2/3/15 (f)		100,000	97,463
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Standard Chartered Bank: - continued
5.875% 9/26/17 (Reg. S)	EUR	250,000	$ 386,372
Tesco PLC 5.125% 2/24/15	EUR	150,000	236,210
UBS AG Jersey Branch:
0.4341% 4/18/16 (f)		100,000	86,205
1.023% 11/17/15 (f)	EUR	350,000	483,094
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	160,690
Ukrsotsbank 8% 2/22/10 (Issued by Credit Suisse First Boston International for Ukrsotsbank)		100,000	98,529
Vodafone Group PLC:
0.66% 2/27/12 (f)		160,000	158,830
6.25% 1/15/16	EUR	200,000	328,441
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	181,478
TOTAL UNITED KINGDOM			11,809,491
United States of America - 4.3%
Altria Group, Inc.:
8.5% 11/10/13		210,000	243,645
9.25% 8/6/19		400,000	484,962
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20 (Reg. S)		340,000	345,646
BA Covered Bond Issuer 4.125% 4/5/12	EUR	1,700,000	2,556,971
Bank of America Corp.:
4.75% 5/6/19	EUR	250,000	334,535
6.125% 9/15/21	GBP	250,000	413,057
7.375% 5/15/14		115,000	128,761
7.625% 6/1/19		285,000	328,865
BSP Finance BV 10.75% 11/1/11		100,000	75,050
CenturyTel, Inc. 7.6% 9/15/39		105,000	102,733
Citigroup, Inc. 4.25% 2/25/30 (f)	EUR	350,000	366,896
ConocoPhillips 6% 1/15/20		350,000	385,277
COX Communications, Inc. 8.375% 3/1/39 (e)		250,000	299,716
Credit Suisse First Boston New York Branch 5% 5/15/13		400,000	426,972
Dominion Resources, Inc. 6.3% 9/30/66 (f)		190,000	164,350
Dow Chemical Co. 8.55% 5/15/19		280,000	319,654
General Electric Capital Corp. 5.9% 5/13/14		160,000	175,112
General Electric Co. 5.25% 12/6/17		200,000	208,069
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	301,689
Goldman Sachs Group, Inc.:
6% 5/1/14		150,000	164,905
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United States of America - continued
Goldman Sachs Group, Inc.: - continued
6.15% 4/1/18		$ 200,000	$ 213,123
HVB Funding Trust VIII 7.055% (f)	EUR	500,000	632,156
JPMorgan Chase & Co. 5.25% 5/8/13	EUR	250,000	394,008
KeyBank NA:
0.979% 11/21/11 (f)	EUR	50,000	61,554
1.053% 2/9/12 (f)	EUR	220,000	240,300
Liberty Mutual Group, Inc. 5.75% 3/15/14 (e)		250,000	236,693
Merck & Co., Inc. 5.85% 6/30/39		300,000	326,420
Merrill Lynch & Co., Inc.:
4.625% 10/2/13	EUR	260,000	385,571
6.15% 4/25/13		500,000	535,978
6.75% 5/21/13	EUR	150,000	236,807
Morgan Stanley 1.039% 7/20/12 (f)	EUR	430,000	606,583
Pemex Project Funding Master Trust 5.5% 2/24/25 (Reg. S)	EUR	300,000	385,068
Pfizer, Inc.:
3.625% 6/3/13	EUR	150,000	226,044
5.35% 3/15/15		300,000	331,235
5.75% 6/3/21	EUR	150,000	248,799
6.2% 3/15/19		300,000	341,553
Plains All American Pipeline LP 8.75% 5/1/19		100,000	121,383
PPL Energy Supply LLC 6.5% 5/1/18		160,000	170,828
Roche Holdings, Inc. 6% 3/1/19 (e)		150,000	167,334
SLM Corp. 0.973% 12/15/10 (f)	EUR	200,000	265,844
Southeast Supply Header LLC 4.85% 8/15/14 (e)		300,000	305,744
Sprint Capital Corp. 8.75% 3/15/32		325,000	281,125
Time Warner Cable, Inc.:
6.75% 6/15/39		350,000	370,692
8.25% 2/14/14		200,000	234,566
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	312,213
US Bank NA, Cincinnati 4.375% 2/28/17 (f)	EUR	450,000	616,824
Verizon Wireless Capital LLC 5.55% 2/1/14 (Reg. S)		400,000	435,843
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	818,833
WEA Finance LLC/WT Finance Australia Pty. Ltd. 5.75% 9/2/15 (e)		400,000	402,144
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United States of America - continued
Wells Fargo & Co. 3.75% 10/1/14		$ 300,000	$ 299,902
Xerox Corp. 8.25% 5/15/14		100,000	115,218
TOTAL UNITED STATES OF AMERICA			18,147,250
TOTAL NONCONVERTIBLE BONDS			65,934,273
TOTAL CORPORATE BONDS (Cost $62,269,472)			67,021,169
Government Obligations - 17.7%

Canada - 0.2%
Canadian Government 5.25% 6/1/12	CAD	850,000	855,393
France - 0.2%
French Republic 3.75% 10/25/19	EUR	600,000	896,959
Germany - 3.7%
German Federal Republic:
3.5% 7/4/19	EUR	1,650,000	2,479,241
4.25% 7/4/14	EUR	3,140,000	4,995,357
4.75% 7/4/40	EUR	1,900,000	3,172,838
5.625% 1/4/28	EUR	2,960,000	5,239,316
TOTAL GERMANY			15,886,752
Greece - 1.4%
Greek Government:
4.6% 9/20/40	EUR	2,850,000	3,694,548
5.5% 8/20/14	EUR	1,400,000	2,263,468
TOTAL GREECE			5,958,016
Ireland - 0.4%
Irish Republic 5.9% 10/18/19	EUR	1,000,000	1,614,158
Japan - 10.4%
Japan Government:
0.8% 12/15/09	JPY	952,000,000	10,584,007
0.9% 6/20/13	JPY	110,000,000	1,240,271
1.3% 3/20/15	JPY	1,040,000,000	11,894,527
1.7% 12/20/16	JPY	136,600,000	1,589,923
1.9% 6/20/16	JPY	855,000,000	10,101,938
Government Obligations - continued
		Principal Amount (i)	Value
Japan - continued
Japan Government: - continued
1.9% 3/20/29	JPY	208,000,000	$ 2,235,387
2.2% 9/20/39	JPY	210,000,000	2,298,171
2.5% 9/20/36	JPY	350,000,000	4,111,927
TOTAL JAPAN			44,056,151
United States of America - 1.4%
Federal Home Loan Bank 3.625% 10/18/13		300,000	317,258
Freddie Mac 2.125% 9/21/12		650,000	660,785
U.S. Treasury Bonds 3.5% 2/15/39		950,000	832,734
U.S. Treasury Inflation-Indexed Notes 2% 7/15/14		3,091,338	3,262,113
U.S. Treasury Notes:
2.375% 8/31/14		100,000	100,508
2.375% 9/30/14		200,000	200,796
3.625% 8/15/19		550,000	560,570
TOTAL UNITED STATES OF AMERICA			5,934,764
TOTAL GOVERNMENT OBLIGATIONS (Cost $67,135,761)			75,202,193
Asset-Backed Securities - 0.4%

Clock Finance BV Series 2007-1 Class B2, 1.069% 2/25/15 (f)	EUR	100,000	100,065
Leek Finance PLC Series 2005-15X Class BA, 0.9131% 3/21/37 (f)	GBP	100,000	60,894
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 1.024% 1/30/40 (f)	EUR	50,000	70,230
Class D, 1.224% 1/30/40 (f)	EUR	100,000	138,399
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 1.024% 1/30/40 (f)	EUR	50,000	70,230
Class C, 1.224% 1/30/40 (f)	EUR	50,000	69,200
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.458% 3/10/17 (f)	EUR	100,000	26,002
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	250,000	415,704
TS Co.mit One GmbH Series 1 Class C, 1.041% 6/29/13 (f)	EUR	78,654	57,872
VCL No. 11 Ltd. Class A, 1.529% 8/21/15 (f)	EUR	200,000	294,590
Asset-Backed Securities - continued
		Principal Amount (i)	Value
Volkswagen Car Lease Series 9 Class B, 0.61% 10/21/13 (f)	EUR	250,000	$ 359,525
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 1.4938% 10/25/45 (f)	GBP	70,098	9,207
TOTAL ASSET-BACKED SECURITIES (Cost $2,101,716)			1,671,918
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.143% 2/17/52 (f)	EUR	100,000	115,741
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 0.973% 4/12/56 (f)	EUR	86,463	79,941
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.162% 7/15/40 (f)	EUR	150,000	196,452
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $449,958)			392,134
Commercial Mortgage Securities - 0.3%

France - 0.0%
Paris Prime Community Real Estate Series 2006-1 Class B, 0.987% 4/22/14 (e)(f)	EUR	72,109	74,278
Ireland - 0.1%
European Property Capital 4 PLC Class C, 0.8588% 7/20/14 (f)	GBP	41,701	24,989
German Residential Asset Note Distributor PLC Series 1 Class A, 0.979% 7/20/16 (f)	EUR	174,264	209,399
Rivoli Pan Europe PLC Series 2006-1 Class B 1.1325% 8/3/18 (f)	EUR	100,000	80,332
TOTAL IRELAND			314,720
Japan - 0.0%
JLOC 37 LLC Series X Class B1, 0.72% 1/15/15 (f)	JPY	13,310,000	36,968
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.547% 7/22/43 (f)	EUR	100,000	64,704
United Kingdom - 0.2%
Eddystone Finance PLC Series 2006-1:
Class A2, 0.7868% 4/19/21 (f)	GBP	150,000	189,901
Class B, 0.9568% 4/19/21 (f)	GBP	100,000	110,321
Commercial Mortgage Securities - continued
		Principal Amount (i)	Value
United Kingdom - continued
Enterprise Inns PLC 6.5% 12/6/18	GBP	95,000	$ 129,454
London & Regional Debt Securitisation No. 1 PLC Class A, 0.7781% 10/15/14 (f)	GBP	100,000	131,584
REC Plantation Place Ltd. Series 5 Class A, 1.1444% 7/25/16 (f)	GBP	97,699	122,403
Theatre Hospitals PLC:
Series 2007-1 Class C, 1.2681% 10/15/31 (f)	GBP	49,140	22,590
Series 2007-2 Class D, 1.5181% 10/15/31 (f)	GBP	98,280	24,203
TOTAL UNITED KINGDOM			730,456
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,638,116)			1,221,126
Commercial Paper - 0.2%

Luxembourg - 0.2%
Gazprom ECP SA 3.3995% 12/18/09 (Cost $995,506)		1,000,000	999,313
Preferred Securities - 0.3%

Germany - 0.1%
BayernLB Capital Trust I 6.2032% (f)	650,000	283,402
Netherlands - 0.2%
Rabobank Nederland 11% (e)(f)	780,000	1,013,697
TOTAL PREFERRED SECURITIES (Cost $1,433,205)		1,297,099
International Equity Funds - 3.9%
	Shares
Fidelity Emerging Markets Equity Central Fund (g) (Cost $10,692,049)	100,500	16,816,665
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.20% (h)	11,793,360	11,793,360
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(h)	518,900	518,900
TOTAL MONEY MARKET FUNDS (Cost $12,312,260)		12,312,260
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.06%, dated 10/30/09 due 11/2/09 (Collateralized by U.S. Government Obligations) # (Cost $30,000)	$ 30,000	$ 30,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $381,754,729)		418,619,129
NET OTHER ASSETS - 1.5%		6,514,032
NET ASSETS - 100%		$ 425,133,161
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,802,571 or 0.9% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Principal amount is stated in United States dollars unless otherwise noted.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,000 due 11/02/09 at 0.06%
BNP Paribas Securities Corp.	$ 7,928
Credit Suisse Securities (USA) LLC	8,160
Deutsche Bank Securities, Inc.	2,616
HSBC Securities (USA), Inc.	1,189
ING Financial Markets LLC	2,378
J.P. Morgan Securities, Inc.	2,378
Mizuho Securities USA, Inc.	2,378
Societe Generale, New York Branch	2,973
$ 30,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 137,194
Fidelity Emerging Markets Equity Central Fund	224,549
Fidelity Securities Lending Cash Central Fund	36,141
Total	$ 397,884
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ -	$ 11,052,049	$ 495,252	$ 16,816,665	5.2%
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 99,449,980	$ 99,449,980	$ -	$ -
Japan	27,729,705	-	27,729,705	-
United Kingdom	23,864,884	20,046,779	3,818,105	-
Australia	14,173,441	-	14,173,441	-
France	12,209,141	9,756,185	2,452,956	-
Canada	11,363,065	11,363,065	-	-
Switzerland	7,467,146	5,658,451	1,808,695	-
Germany	6,371,739	4,671,247	1,700,492	-
Netherlands	4,817,372	3,357,335	1,460,037	-
Other	34,208,779	21,038,702	13,170,077	-
Corporate Bonds	67,021,169	-	67,018,169	3,000
Government Obligations	75,202,193	-	75,202,193	-
Asset-Backed Securities	1,671,918	-	1,604,839	67,079
Collateralized Mortgage Obligations	392,134	-	392,134	-
Commercial Mortgage Securities	1,221,126	-	1,121,859	99,267
Commercial Paper	999,313	-	999,313	-
Preferred Securities	1,297,099	-	1,297,099	-
International Equity Funds	16,816,665	16,816,665	-	-
Money Market Funds	12,312,260	12,312,260	-	-
Cash Equivalents	30,000	-	30,000	-
Total Investments in Securities	$ 418,619,129	$ 204,470,669	$ 213,979,114	$ 169,346
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 223,425
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(264,098)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	5,389
Transfers in/out of Level 3	204,630
Ending Balance	$ 169,346
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (180,979)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	1.4%
AAA,AA,A	26.9%
BBB	5.3%
BB	0.3%
B	0.0%
CCC,CC,C	0.3%
Not Rated	0.4%
Equities	60.7%
Short-Term Investments and Net Other Assets	4.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above table is based on the combined investments of the fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $67,735,229 of which $38,284,221 and $29,451,008 will expire on October 31, 2016 and 2017, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2009

Assets
Investment in securities, at value (including securities loaned of $488,314 and repurchase agreements of $30,000) - See accompanying schedule: Unaffiliated issuers (cost $358,750,420)	$ 389,490,204
Fidelity Central Funds (cost $23,004,309)	29,128,925
Total Investments (cost $381,754,729)		$ 418,619,129
Cash		106,274
Receivable for investments sold		20,407,469
Receivable for fund shares sold		1,616,200
Dividends receivable		393,386
Interest receivable		1,855,291
Distributions receivable from Fidelity Central Funds		2,960
Prepaid expenses		1,761
Other receivables		25,602
Total assets		443,028,072

Liabilities
Payable for investments purchased	$ 16,488,258
Payable for fund shares redeemed	349,534
Accrued management fee	261,994
Distribution fees payable	1,823
Other affiliated payables	124,813
Other payables and accrued expenses	149,589
Collateral on securities loaned, at value	518,900
Total liabilities		17,894,911

Net Assets		$ 425,133,161
Net Assets consist of:
Paid in capital		$ 455,249,760
Undistributed net investment income		4,730,308
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(71,759,767)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,912,860
Net Assets		$ 425,133,161

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,911,842 ÷ 148,649 shares)	$ 19.59

Maximum offering price per share (100/94.25 of $19.59)	$ 20.79
Class T: Net Asset Value and redemption price per share ($981,213 ÷ 50,174 shares)	$ 19.56

Maximum offering price per share (100/96.50 of $19.56)	$ 20.27
Class B: Net Asset Value and offering price per share ($525,790 ÷ 26,985 shares)A	$ 19.48

Class C: Net Asset Value and offering price per share ($827,193 ÷ 42,450 shares)A	$ 19.49

Global Balanced: Net Asset Value, offering price and redemption price per share ($419,747,236 ÷ 21,395,044 shares)	$ 19.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($139,887 ÷ 7,124 shares)	$ 19.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2009

Investment Income
Dividends		$ 4,422,741
Interest		5,527,544
Income from Fidelity Central Funds		397,884
		10,348,169
Less foreign taxes withheld		(237,970)
Total income		10,110,199

Expenses
Management fee	$ 2,554,942
Transfer agent fees	1,062,583
Distribution fees	6,021
Accounting and security lending fees	185,613
Custodian fees and expenses	417,236
Independent trustees' compensation	1,273
Registration fees	119,859
Audit	82,471
Legal	2,205
Miscellaneous	27,036
Total expenses before reductions	4,459,239
Expense reductions	(105,585)	4,353,654
Net investment income (loss)		5,756,545
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(25,671,224)
Fidelity Central Funds	135,252
Foreign currency transactions	(228,513)
Futures contracts	114,897
Total net realized gain (loss)		(25,649,588)
Change in net unrealized appreciation (depreciation) on: Investment securities	84,307,276
Assets and liabilities in foreign currencies	327,889
Total change in net unrealized appreciation (depreciation)		84,635,165
Net gain (loss)		58,985,577
Net increase (decrease) in net assets resulting from operations		$ 64,742,122

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,756,545	$ 7,618,899
Net realized gain (loss)	(25,649,588)	(41,907,066)
Change in net unrealized appreciation (depreciation)	84,635,165	(91,610,439)
Net increase (decrease) in net assets resulting from operations	64,742,122	(125,898,606)
Distributions to shareholders from net investment income	(7,712,596)	(5,015,376)
Distributions to shareholders from net realized gain	(3,450,371)	(27,812,540)
Total distributions	(11,162,967)	(32,827,916)
Share transactions - net increase (decrease)	26,258,176	132,695,430
Redemption fees	16,684	48,708
Total increase (decrease) in net assets	79,854,015	(25,982,384)

Net Assets
Beginning of period	345,279,146	371,261,530
End of period (including undistributed net investment income of $4,730,308 and undistributed net investment income of $6,726,768, respectively)	$ 425,133,161	$ 345,279,146

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended October 31, 2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.12
Net realized and unrealized gain (loss)	4.39
Total from investment operations	4.51
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 19.59
Total Return B, C, D	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47% A
Expenses net of fee waivers, if any	1.47% A
Expenses net of all reductions	1.46% A
Net investment income (loss)	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,912
Portfolio turnover rate G	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended October 31, 2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.11
Net realized and unrealized gain (loss)	4.37
Total from investment operations	4.48
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 19.56
Total Return B, C, D	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.69% A
Expenses net of fee waivers, if any	1.69% A
Expenses net of all reductions	1.68% A
Net investment income (loss)	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 981
Portfolio turnover rate G	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended October 31, 2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	4.35
Total from investment operations	4.40
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 19.48
Total Return B, C, D	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.21% A
Expenses net of fee waivers, if any	2.21% A
Expenses net of all reductions	2.20% A
Net investment income (loss)	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 526
Portfolio turnover rate G	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended October 31, 2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	4.36
Total from investment operations	4.41
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 19.49
Total Return B, C, D	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.20% A
Expenses net of fee waivers, if any	2.20% A
Expenses net of all reductions	2.19% A
Net investment income (loss)	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 827
Portfolio turnover rate G	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 16.94	$ 25.40	$ 23.08	$ 21.95	$ 19.69
Income from Investment Operations
Net investment income (loss) B	.28	.40	.35	.28	.17 E
Net realized and unrealized gain (loss)	2.95	(6.70)	4.27	2.66	2.54
Total from investment operations	3.23	(6.30)	4.62	2.94	2.71
Distributions from net investment income	(.38)	(.33)	(.20)	(.14)	(.13)
Distributions from net realized gain	(.17)	(1.83)	(2.10)	(1.67)	(.32)
Total distributions	(.55)	(2.16)	(2.30)	(1.81)	(.45)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 19.62	$ 16.94	$ 25.40	$ 23.08	$ 21.95
Total Return A	19.86%	(26.96)%	21.83%	14.23%	13.92%
Ratios to Average Net Assets C, F
Expenses before reductions	1.24%	1.13%	1.14%	1.18%	1.17%
Expenses net of fee waivers, if any	1.23%	1.13%	1.14%	1.18%	1.17%
Expenses net of all reductions	1.21%	1.11%	1.12%	1.14%	1.15%
Net investment income (loss)	1.61%	1.88%	1.55%	1.27%	.80% E
Supplemental Data
Net assets, end of period (000 omitted)	$ 419,747	$ 345,279	$ 371,262	$ 260,144	$ 191,247
Portfolio turnover rate D	252%	264%	169%	208%	95%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended October 31, 2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.21
Net realized and unrealized gain (loss)	4.35
Total from investment operations	4.56
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 19.64
Total Return B, C	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.12% A
Expenses net of fee waivers, if any	1.12% A
Expenses net of all reductions	1.10% A
Net investment income (loss)	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 140
Portfolio turnover rate F	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2009

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Global Balanced and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Global Balanced on February 19, 2009. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Equity Central Fund	FMR Co., Inc. (FMRC)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 21, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE)regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), futures transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 48,037,524
Gross unrealized depreciation	(16,534,954)
Net unrealized appreciation (depreciation)	$ 31,502,570

Tax Cost	$ 387,116,559

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,067,724
Capital loss carryforward	$ (67,735,229)
Net unrealized appreciation (depreciation)	$ 31,438,204

The tax character of distributions paid was as follows:

	October 31, 2009	October 31, 2008
Ordinary Income	$ 11,162,967	$ 16,413,958
Long-term Capital Gains	-	16,413,958
Total	$ 11,162,967	$ 32,827,916

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, will be retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives. While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations.

At the end of the period, the fund had no open futures contracts.

Annual Report

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 114,897	$ -
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ 114,897	$ -

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $114,897 for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities(including the Equity Central Funds), other than short-term securities and U.S. government securities, aggregated $768,955,210 and $737,143,501, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,306	$ 745
Class T	.25%	.25%	1,287	387
Class B	.75%	.25%	1,716	1,485
Class C	.75%	.25%	1,712	1,565
			$ 6,021	$ 4,182

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,958
Class T	1,070
$ 5,028

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 1,525	.28*
Class T	683	.26*
Class B	513	.29*
Class C	495	.28*
Global Balanced	1,059,223.30
Institutional Class	144	.17*
	$ 1,062,583

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,025 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,849 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $36,141.

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Global Balanced's operating expenses. During the period, this reimbursement reduced the class' expenses by $59,983.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45,602 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2009	2008
From net investment income
Global Balanced	$ 7,712,596	$ 5,015,376
From net realized gain
Global Balanced	$ 3,450,371	$ 27,812,540

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2009 A	2008	2009A	2008
Class A
Shares sold	153,196	-	$ 2,896,084	$ -
Shares redeemed	(4,547)	-	(85,646)	-
Net increase (decrease)	148,649	-	$ 2,810,438	$ -
Class T
Shares sold	54,070	-	$ 984,801	$ -
Shares redeemed	(3,896)	-	(69,740)	-
Net increase (decrease)	50,174	-	$ 915,061	$ -
Class B
Shares sold	27,777	-	$ 492,520	$ -
Shares redeemed	(792)	-	(15,439)	-
Net increase (decrease)	26,985	-	$ 477,081	$ -
Class C
Shares sold	42,502	-	$ 795,402	$ -
Shares redeemed	(52)	-	(992)	-
Net increase (decrease)	42,450	-	$ 794,410	$ -
Global Balanced
Shares sold	9,057,083	12,310,512	$ 156,832,268	$ 263,385,231
Reinvestment of distributions	673,127	1,384,069	10,621,946	31,418,376
Shares redeemed	(8,714,065)	(7,932,619)	(146,302,628)	(162,108,177)
Net increase (decrease)	1,016,145	5,761,962	$ 21,151,586	$ 132,695,430
Institutional Class
Shares sold	7,124	-	$ 109,600	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 21, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001- 2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008- present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	12/07/09	12/04/09	$0.248	$0.075

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,660,446,788.00	93.389
Withheld	329,898,915.93	6.611
TOTAL	4,990,345,703.93	100.000
Albert R. Gamper, Jr.
Affirmative	4,697,750,297.49	94.137
Withheld	292,595,406.44	5.863
TOTAL	4,990,345,703.93	100.000
Abigail P. Johnson
Affirmative	4,656,658,858.01	93.313
Withheld	333,686,845.92	6.687
TOTAL	4,990,345,703.93	100.000
Arthur E. Johnson
Affirmative	4,686,159,283.49	93.905
Withheld	304,186,420.44	6.095
TOTAL	4,990,345,703.93	100.000
Michael E. Kenneally
Affirmative	4,709,830,377.70	94.379
Withheld	280,515,326.23	5.621
TOTAL	4,990,345,703.93	100.000
James H. Keyes
Affirmative	4,703,388,873.28	94.250
Withheld	286,956,830.65	5.750
TOTAL	4,990,345,703.93	100.000
Marie L. Knowles
Affirmative	4,693,994,899.89	94.062
Withheld	296,350,804.04	5.938
TOTAL	4,990,345,703.93	100.000
Kenneth L. Wolfe
Affirmative	4,685,695,252.60	93.895
Withheld	304,650,451.33	6.105
TOTAL	4,990,345,703.93	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue the fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The fund did not offer Advisor classes as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Global Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance during 2009.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 37% means that 63% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2008.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2008. The Board also noted that the majority of funds in the fund's Total Mapped Group are domestic funds, which generally have lower expenses than international and global funds.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AGBLI-UANN-1209
1.883455.100

Item 2. Code of Ethics

As of the end of the period, October 31, 2009, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Global Balanced Fund (the "Fund"):

Services Billed by PwC

October 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Balanced Fund	$67,000	$-	$7,700	$1,700

October 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Balanced Fund	$72,000	$-	$8,300	$1,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	October 31, 2009A	October 31, 2008A
Audit-Related Fees	$2,825,000	$2,295,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	October 31, 2009 A	October 31, 2008 A,B
PwC	$3,460,000	$3,115,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 29, 2009